UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The schedules of investments for the nine-month period ended July 31, 2009 is set forth below.

Schedule of Investments
PowerShares DWA Developed Markets Technical Leaders Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.4%
	Australia—13.0%
4,819	ASX Ltd.	$150,556
5,262	BHP Billiton Ltd.	165,577
119,340	Challenger Financial Services Group Ltd.	266,884
5,977	Cochlear Ltd.	276,474
83,600	Fortescue Metals Group Ltd.*	293,294
165,061	Mirvac Group REIT	174,960
39,287	Oil Search Ltd.	184,209
9,679	Orica Ltd.	180,727
25,377	Origin Energy Ltd.	305,909
9,565	QBE Insurance Group Ltd.	155,061
7,392	Wesfarmers Ltd.	158,857
10,449	Woolworths Ltd.	236,715
10,304	WorleyParsons Ltd.	221,094
		2,770,317
	Austria—0.6%
5,011	Voestalpine AG	138,322

	Bermuda—0.9%
11,500	SeaDrill Ltd.	183,824

	Canada—17.5%
3,297	Agnico-Eagle Mines Ltd.	192,709
4,370	Canadian National Railway Co.	211,770
20,668	CGI Group, Inc., Class A*	209,337
3,000	EnCana Corp.	160,337
11,096	Gildan Activewear Inc*	184,335
9,446	Kinross Gold Corp.	185,670
2,282	Niko Resources Ltd.	160,211
5,763	Petrobank Energy & Resources Ltd.*	174,740
3,937	Petro-Canada	162,018
2,212	Research In Motion Ltd.*	167,409
3,861	Royal Bank of Canada	183,139
45,004	Sherritt International Corp.	255,179
3,924	Shoppers Drug Mart Corp.	163,370
19,700	Sino-Forest Corp.*	267,866
7,473	SNC-Lavalin Group, Inc.	314,237
9,809	Talisman Energy, Inc.	151,068
22,946	Teck Resources Ltd., Class B *	601,719
		3,745,114
	Cayman Islands—1.0%
63,500	Li Ning Co., Ltd.	210,163

	China—4.1%
183,000	China Coal Energy Co., H-Shares	256,434
326,000	PICC Property & Casualty Co. Ltd., H-Shares *	254,489
26,600	Tencent Holdings Ltd.	359,012
		869, 935
	Finland—2.6%
8,907	Fortum Oyj	205,203
7,557	Metso Oyj	158,459
8,950	Sampo Oyj, Class A	185,892
		549,554

	France—2.7%
2,101	Iliad S.A.	$223,104
2,563	Societe Generale	163,698
3,234	Technip S.A.	194,496
		581,298
	Hong Kong—11.9%
112,000	China Everbright Ltd.	350,449
96,000	China Overseas Land & Investment Ltd.	236,840
64,000	Hang Lung Group Ltd.	331,559
11,400	Hang Seng Bank Ltd.	185,194
12,800	Hong Kong Aircraft Engineering Co., Ltd.	174,905
11,100	Hong Kong Exchanges & Clearing Ltd.	209,395
49,500	Kerry Properties Ltd.	255,482
67,500	MTR Corp.	244,740
226,000	Noble Group Ltd.	327,548
126,000	Tingyi Cayman Islands Holding Corp.	233,464
		2,549,576
	Japan—7.6%
18,000	Hitachi Metals Ltd.	175,850
14,000	Japan Steel Works Ltd. (The)	182,363
9,300	Komatsu Ltd.	151,328
17,000	Kyowa Hakko Kirin Co., Ltd.	194,653
27,800	Nissan Motor Co., Ltd.	201,210
7,000	Square Enix Holdings Co., Ltd.	154,788
9,000	Sumitomo Realty & Development Co., Ltd.	184,358
6,000	Trend Micro, Inc.	206,103
60,000	Ube Industries Ltd.	172,698
		1,623,351
	Norway—2.8%
29,700	DnB NOR ASA	257,347
25,500	Petroleum Geo-Services ASA*	178,163
30,200	ProSafe SE	157,723
		593,233
	Portugal—1.3%
19,637	Cimpor Cimentos de Portugal SGPS S.A.	148,667
10,607	Galp Energia SGPS S.A., Class B	138,050
		286,717
	Singapore—5.7%
23,000	City Developments Ltd.	161,728
14,000	Jardine Cycle & Carriage Ltd.	229,118
30,000	Keppel Corp. Ltd.	174,543
92,000	SembCorp Marine Ltd.	199,050
27,000	Singapore Exchange Ltd.	163,268
68,000	Wilmar International Ltd.	282,459
		1,210,166
	Spain—5.9%
6,202	Abengoa S.A.	158,184
4,945	ACS Actividades de Construccion y Servicios S.A.	262,132
14,004	Bankinter S.A.	158,238
2,988	Corp Financiera Alba	155,470
3,835	Inditex S.A.	205,195
9,802	Sacyr Vallehermoso S.A.	156,200
7,150	Sociedad General de Aguas de Barcelona S.A., Class A	169,895
		1,265,314

	Switzerland—4.2%
17,239	ABB Ltd.	$312,664
1,580	Geberit AG	218,888
2,697	Schindler Holding AG	172,909
170	SGS S.A.	199,340
		903,801
	United Kingdom—17.6%
24,058	AMEC PLC	281,186
17,146	Antofagasta PLC	215,181
10,048	Autonomy Corp. PLC*	195,732
124,729	Barratt Developments PLC*	410,463
6,157	BHP Billiton PLC	159,541
4,027	Cairn Energy PLC*	159,961
21,199	Inmarsat PLC	194,702
40,155	Invensys PLC	171,753
65,874	Kingfisher PLC	232,343
11,990	London Stock Exchange Group PLC	141,529
9,444	Lonmin PLC*	216,219
30,906	Man Group PLC	141,800
23,380	Petrofac Ltd.	290,898
387,538	Taylor Wimpey PLC*	250,567
6,241	Thomson Reuters PLC	198,138
20,287	Tullow Oil PLC	332,460
18,942	Weir Group PLC (The)	171,617
		3,764,090
	Total Common Stocks and Other Equity Interests (Cost $16,649,289)	21,244,775

	Money Market Fund—0.2%
43,657	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $43,657)	43,657

	Total Investments (Cost $16,692,946)(a)—99.6%	21,288,432
	Other assets less liabilities—0.4%	76,996

	Net Assets—100.0%	$21,365,428

REIT Real Estate Investment Trust
* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $16,758,281. The net unrealized appreciation was $4,530,151 which consisted of aggregate gross unrealized appreciation of $4,669,619 and aggregate gross unrealized depreciation of $139,468.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares DWA Emerging Markets Technical Leaders Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.7%
	Brazil—17.7%
18,892	Banco Bradesco S.A. ADR	$297,927
12,106	Brasil Foods S.A. ADR *	534,117
29,989	Cia Paranaense de Energia ADR	465,429
14,011	Cia Siderurgica Nacional S.A. ADR	358,682
27,688	Gerdau S.A. ADR	323,119
7,300	Petroleo Brasileiro S.A. ADR	301,052
42,393	Sadia S.A. ADR	370,515
26,000	Tam S.A. ADR *	319,540
25,427	Vivo Participacoes S.A. ADR	578,973
37,405	Votorantim Celulose e Papel S.A. ADR *	558,830
		4,108,184
	Chile—0.8%
14,241	Lan Airlines S.A. ADR	174,167

	China—24.0%
9,078	Aluminum Corp of China Ltd. ADR	262,173
196,000	Angang Steel Co., Ltd., H-Shares	444,600
34,000	Anhui Conch Cement Co., Ltd., H-Shares	246,115
135,000	Bank of Communications Co., Ltd., H-Shares	166,180
273,000	China Construction Bank Corp., H-Shares	220,160
49,000	China Life Insurance Co., Ltd., H-Shares	217,179
158,000	China National Building Material Co., Ltd., H-Shares	344,132
192,000	China Oilfield Services Ltd., H-Shares	209,341
51,000	China Shenhua Energy Co., Ltd., H-Shares	208,276
716,000	Chongqing Iron & Steel Co., Ltd., H-Shares	362,155
49,400	Dongfang Electric Corp. Ltd., H-Shares	241,899
346,000	Guangshen Railway Co., Ltd., H-Shares	167,418
160,000	Guangzhou Shipyard International Co., Ltd., H-Shares	327,016
598,000	Huadian Power International Corp. Ltd., H-Shares	229,168
187,000	Jiangxi Copper Co., Ltd., H-Shares	431,424
9,679	Netease.com, Inc. ADR *	426,457
6,507	Shanda Interactive Entertainment Ltd. ADR *	322,617
12,112	Suntech Power Holdings Co., Ltd. ADR *	222,740
45,000	Weichai Power Co., Ltd., H-Shares	205,547
22,469	Yingli Green Energy Holding Co., Ltd. ADR *	298,164
		5,552,761
	Hong Kong—0.6%
11,319	China Natural Resources, Inc. *	139,224

	India—1.6%
1,853	HDFC Bank Ltd. ADR	181,168
6,108	ICICI Bank Ltd. ADR	191,486
		372,654
	Indonesia—13.2%
781,000	Aneka Tambang Tbk PT	173,118
377,968	Apexindo Pratama Duta PT *	109,487

89,000	Astra Agro Lestari Tbk PT	$173,068
67,671	Astra International Tbk PT	199,774
12,926,000	Bakrie Telecom PT *	179,727
5,602,000	Bakrieland Development Tbk PT *	200,373
942,500	Bank Negara Indonesia Persero Tbk PT	179,479
2,190,000	Ciputra Development Tbk PT *	180,937
5,238,000	Energi Mega Persada Tbk PT *	200,548
186,500	Fajar Surya Wisesa Tbk PT *	25,368
1,434,000	Holcim Indonesia Tbk PT *	209,502
792,000	Indah Kiat Pulp and Paper Corp. Tbk PT *	144,435
208,500	Indocement Tunggal Prakarsa Tbk PT	195,370
406,500	International Nickel Indonesia Tbk PT *	176,116
481,000	Perusahaan Gas Negara PT	169,622
285,500	Semen Gresik Persero Tbk PT	171,156
118,500	Tambang Batubara Bukit Asam Tbk PT	162,378
161,000	United Tractors Tbk PT	210,071
		3,060,529
	Israel—0.8%
6,902	Cellcom Israel Ltd.	192,980

	Luxembourg—1.1%
12,222	Ternium S.A. ADR	249,329

	Malaysia—6.0%
166,600	IJM Plantations Bhd	136,212
817,600	KNM Group Bhd	203,095
201,100	Malaysia Airports Holdings Bhd	202,099
107,000	Parkson Retail Group Ltd.	178,654
397,600	SapuraCrest Petroleum Bhd	187,371
179,400	Sunway City Bhd	154,826
268,000	Wah Seong Corp. Bhd	155,208
128,200	YTL Cement Bhd	168,143
		1,385,608
	Mexico—4.4%
442,700	Controladora Comercial Mexicana SAB de CV *	292,705
86,100	Corporacion GEO SAB de CV, Series B *	183,680
35,200	Desarrolladora Homex SAB de CV *	206,027
45,200	Industrias CH SAB de CV, Series B *	159,001
11,765	Industrias Penoles SAB de CV	186,905
		1,028,318
	Peru—3.0%
61,122	Banco Continental	183,172
4,456	Credicorp Ltd.	297,215
9,725	Sociedad Minera Cerro Verde S.A.	221,536
		701,923
	Russia—1.4%
4,700	Wimm-Bill-Dann Foods OJSC ADR *	320,352

	Singapore—0.8%
252,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	175,542

	South Africa—6.6%
18,605	Aspen Pharmacare Holdings Ltd.	141,218

7,219	Impala Platinum Holdings Ltd.	$173,124
6,894	Kumba Iron Ore Ltd.	182,048
12,488	MTN Group Ltd.	203,914
47,333	Mvelaphanda Resources Ltd. *	235,068
8,731	Naspers Ltd., Class N	257,846
42,097	Northam Platinum Ltd.	199,183
14,571	Palabora Mining Co., Ltd.	133,834
		1,526,235
	South Korea—9.7%
2,588	GS Engineering & Construction Corp.	184,586
4,770	Hyundai Development Co.	168,748
2,588	Hyundai Motor Co.	185,640
3,766	Hyundai Steel Co.	220,159
5,197	Hyunjin Materials Co., Ltd.	122,922
554	KCC Corp.	155,844
18,050	Kia Motors Corp.*	225,588
3,263	Samsung Engineering Co., Ltd.	236,184
7,550	Samsung Heavy Industries Co., Ltd.	199,477
1,830	Samsung SDI Co., Ltd.	151,979
7,152	Seoul Semiconductor Co., Ltd.	195,075
7,718	TK Corp. *	208,000
		2,254,202
	Thailand—3.7%
1,332,900	Asian Property Development PCL	191,925
17,100	Banpu PCL	188,437
311,900	Central Pattana PCL	169,561
904,500	Land and Houses PCL	136,884
245,500	Thoresen Thai Agencies PCL	163,041
		849,848
	Turkey—4.3%
25,310	Akenerji Elektrik Uretim A.S.	177,974
68,935	Aygaz A.S.	178,980
62,953	Turcas Petrolculuk A.S.	175,366
165,550	Turk Hava Yollari Anonim Ortakligi (THY)	259,686
59,072	Turkiye Garanti Bankasi A.S.*	207,691
		999,697
	Total Common Stocks and Other Equity Interests (Cost $18,672,541)	23,091,553

	Money Market Fund—0.2%
59,371	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $59,371)	59,371

	Total Investments (Cost $18,731,912)(a)—99.9%	23,150,924
	Other assets less liabilities—0.1%	19,494

	Net Assets—100.0%	$23,170,418

ADR American Depositary Receipt
* Non-income producing security.

(a)  At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $19,210,567. The net unrealized appreciation was $3,940,357, which consisted of aggregate gross unrealized appreciation of $4,481,802 and aggregate gross depreciation of $541,445.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Dynamic Developed International Opportunities Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.8%
	Australia—2.5%
6,583	ASX Ltd.	$205,667
6,544	Macquarie Group Ltd.	239,484
10,948	National Australia Bank Ltd.	221,442
12,462	QBE Insurance Group Ltd.	202,026
16,643	Santos Ltd.	200,901
12,228	Westpac Banking Corp.	220,495
		1,290,015
	Austria—2.8%
4,732	Andritz AG	206,295
4,579	Flughafen Wien AG	176,579
2,265	Mayr-Melnhof Karton AG	211,233
6,920	Oesterreichische Post AG	211,228
4,966	OMV AG	196,079
5,574	Raiffeisen International Bank Holding AG	247,428
4,655	Vienna Insurance Group	213,828
		1,462,670
	Bahamas—0.4%
16,838	Petrominerales Ltd.*	211,040

	Belgium—3.6%
2,990	Ackermans & van Haaren N.V.	208,562
5,681	Barco N.V.	251,051
5,980	Belgacom S.A.	213,098
4,776	Compagnie d’Entreprises CFE	211,261
6,277	Compagnie Maritime Belge S.A.	202,724
2,744	Delhaize Group	195,177
982	D’ieteren S.A.	210,923
486	Fortis Strip VVPR*	1
3,714	GIMV N.V.	185,083
2,224	Solvay S.A.	216,837
		1,894,717
	Bermuda—0.7%
35,679	Catlin Group Ltd.	183,366
24,966	Lancashire Holdings Ltd.*	187,393
		370,759
	Canada—9.1%
4,414	Addax Petroleum Corp.	209,248
18,429	AGF Management Ltd., Class B	260,982
7,124	Astral Media, Inc.	193,404
5,634	Atco Ltd., Class I	200,585
4,564	Bank of Montreal	228,052
5,274	Bank of Nova Scotia	224,015
14,114	Biovail Corp.	187,342
40,676	Centerra Gold, Inc. *	257,729

20,853	CGI Group, Inc.. Class A*	$211,211
4,742	Empire Co. Ltd., Class A	181,241
7,275	Home Capital Group, Inc.	229,468
5,254	Inmet Mining Corp.	219,472
4,076	National Bank of Canada	219,088
9,065	Nexen, Inc.	187,237
23,686	Pacific Rubiales Energy Corp.*	252,393
10,476	ShawCor Ltd., Class A	198,163
16,390	Sino-Forest Corp.*	222,859
13,560	Talisman Energy, Inc.	208,837
19,287	Thompson Creek Metals Co. Inc.*	280,447
3,750	Toronto-Dominion Bank (The)	218,909
21,268	Viterra, Inc.*	178,430
21,556	Westjet Airlines Ltd.*	207,365
		4,776,477
	China—1.3%
421,000	Bank of China Ltd., H-Shares	209,684
232,000	Dongfeng Motor Group Co. Ltd., H-Shares	247,266
150,000	Yanzhou Coal Mining Co. Ltd., H-Shares	233,031
		689,981
	Denmark—1.6%
5,384	D/S Norden A/S	190,937
5,215	FLSmidth & Co. A/S*	225,407
9,900	H. Lundbeck A/S	190,861
1,612	Topdanmark A/S*	219,155
		826,360
	Finland—2.0%
18,985	Huhtamaki Oyj	213,175
7,993	Outotec Oyj	188,452
10,088	Sampo Oyj, Class A	209,528
14,149	Tieto Oyj	241,118
5,956	Wartsila Oyj	211,948
		1,064,221
	France—9.6%
3,130	Alstom S.A.	213,757
9,928	AXA S.A.	208,739
2,932	BNP Paribas	212,623
5,023	Bouygues S.A.	212,822
5,326	Cap Gemini S.A.	244,613
2,120	Ciments Francais S.A.	205,976
2,093	CNP Assurances	190,237
8,270	France Telecom S.A.	205,301
10,305	Groupe Steria S.C.A.	247,418
77,092	Havas S.A.	222,092
6,822	Nexity	233,866
6,217	Publicis Groupe	219,825
22,211	Rexel S.A.*	242,470
3,282	Sa des Ciments Vicat	208,596
2,882	Sanofi-Aventis S.A.	187,791
2,522	Schneider Electric S.A.	227,907
9,285	SCOR SE	221,743
3,922	Technip S.A.	235,873
4,166	Thales S.A.	175,182
3,489	Total S.A.	192,469

10,382	Valeo S.A. *	$273,775
4,216	Vinci S.A.	213,447
7,720	Vivendi	197,284
		4,993,806
	Germany—4.5%
2,043	Allianz SE	200,435
4,079	Bilfinger Berger AG	212,814
8,344	Demag Cranes AG	205,837
3,107	Deutsche Bank AG	199,941
5,258	Hannover Rueckversicherung AG*	212,827
3,150	K+S AG	175,868
5,265	MTU Aero Engines Holding AG	190,344
1,430	Muenchener Rueckversicherungs - Gesellschaft AG	215,085
2,355	RWE AG	197,824
2,755	Software AG	205,060
1,602	Vossloh AG	184,833
3,274	Wincor Nixdorf AG	174,807
		2,375,675
	Greece—1.5%
17,262	Alpha Bank A.E.*	226,377
11,511	Hellenic Telecommunications Organization S.A.	179,517
7,930	National Bank of Greece S.A. *	230,252
6,337	OPAP S.A.	151,385
		787,531
	Hong Kong—4.1%
154,000	CNOOC Ltd.	207,054
240,000	CNPC Hong Kong Ltd.	243,095
394,000	Guangdong Investment Ltd.	220,639
41,000	Hang Lung Group Ltd.	212,405
104,000	Industrial and Commercial Bank of China (Asia) Ltd.	196,726
13,500	Jardine Strategic Holdings Ltd.	219,510
76,500	Kingboard Chemical Holdings Ltd.	242,824
153,000	Noble Group Ltd.	221,747
101,000	NWS Holdings Ltd.	194,701
700,000	PCCW Ltd.	191,483
		2,150,184
	Ireland—0.8%
842,107	Anglo Irish Bank Corp. Ltd.*	—
9,247	DCC PLC	196,649
8,258	Kerry Group PLC, Class A	194,583
		391,232
	Italy—6.9%
9,220	Assicurazioni Generali SpA	209,016
28,641	Astaldi SpA	223,332
70,928	Banca Carige SpA	201,016
13,753	Buzzi Unicem SpA	204,927
20,455	Danieli & Co. Rnc SpA	217,501
37,898	Enel SpA	204,845
7,875	Eni SpA	182,321
22,293	Esprinet SpA	223,612
13,557	Finmeccanica SpA	204,505

57,763	Maire Tecnimont SpA	$230,325
15,843	Mediobanca SpA	221,244
78,016	Parmalat SpA	193,894
21,592	Piccolo Credito Valtellinese Scarl	212,754
13,708	Prysmian SpA	234,575
30,881	Recordati SpA	205,335
141,121	Telecom Italia SpA	219,682
72,869	UniCredit SpA*	212,302
		3,601,186
	Japan—3.6%
17,792	COMSYS Holdings Corp.	204,843
44,992	Daishi Bank Ltd. (The)	177,709
14,996	Hitachi Capital Corp.	203,685
15,300	Hosiden Corp.	197,528
7,000	Kyoei Steel Ltd.	173,538
21,000	Matsui Securities Co. Ltd.	199,202
7,800	Miraca Holdings, Inc.	193,781
4,500	Nippon Telegraph & Telephone Corp.	184,831
14,996	Tokyo Steel Manufacturing Co. Ltd.	165,406
18,000	TonenGeneral Sekiyu K.K.	170,933
		1,871,456
	Netherlands—2.8%
12,382	Arcadis N.V.	232,423
15,300	BinckBank N.V.	225,592
11,649	European Aeronautic Defence and Space Co. N.V.	220,976
6,062	Koninklijke DSM N.V.	215,548
3,778	Koninklijke Vopak N.V. *	225,284
34,512	OCE N.V.	169,247
7,505	Royal Dutch Shell PLC, Class A	196,206
		1,485,276
	New Zealand—0.4%
112,749	Telecom Corp. of New Zealand Ltd.	206,355

	Norway—2.4%
20,400	Acergy S.A.	216,596
5,740	Fred Olsen Energy ASA	207,897
37,296	ProSafe SE	194,783
9,692	StatoilHydro ASA	206,250
25,000	Telenor ASA *	229,617
18,600	TGS Nopec Geophysical Co. ASA*	209,933
		1,265,076
	Portugal—1.1%
20,181	Portugal Telecom SGPS S.A.	203,371
44,662	REN - Redes Energeticas Nacionais S.A.	181,600
23,039	Semapa Sociedade de Investimento e Gestao SGPS S.A.	210,027
		594,998
	Singapore—3.0%
24,000	DBS Group Holdings Ltd.	231,005
723,000	Golden Agri-Resources Ltd.	213,082
15,000	Jardine Cycle & Carriage Ltd.	245,484
40,000	Keppel Corp. Ltd.	232,724

40,000	Oversea-Chinese Banking Corp. Ltd.	$216,913
89,000	SembCorp Industries Ltd.	198,114
101,000	SembCorp Marine Ltd.	218,522
		1,555,844
	Spain—6.7%
8,212	Abengoa S.A.	209,450
15,292	Banco Bilbao Vizcaya Argentaria S.A.	249,755
30,686	Banco de Sabadell S.A.	203,604
21,850	Banco Popular Espanol S.A.	196,245
15,954	Bankinter S.A.	180,272
6,342	Bolsas y Mercados Espanoles	204,284
413	Construcciones y Auxiliar de Ferrocarriles S.A.	183,857
3,937	Corp Financiera Alba	204,848
41,952	Criteria Caixacorp S.A.	200,736
8,062	Endesa S.A.	213,053
23,221	Iberdrola S.A.	198,188
9,715	Obrascon Huarte Lain S.A.	234,010
6,155	Prosegur Cia de Seguridad S.A.	212,484
8,501	Repsol YPF S.A.	196,332
8,583	Sociedad General de Aguas de Barcelona S.A., Class A	203,945
4,240	Tecnicas Reunidas S.A.	209,312
8,441	Telefonica S.A.	208,888
		3,509,263
	Sweden—2.6%
19,786	Alfa Laval AB	213,468
18,070	Betsson AB	223,230
8,797	Cardo AB	204,671
18,021	Svenska Cellulosa AB, Series B	229,427
18,890	Tele2 AB, Series B	251,770
37,244	TeliaSonera AB	236,695
		1,359,261
	Switzerland—1.9%
2,522	Baloise Holding AG	199,651
580	Banque Cantonale Vaudoise	203,168
687	Helvetia Holding AG	190,062
616	Swisscom AG	200,754
1,049	Zurich Financial Services AG	204,683
		998,318
	United Kingdom—23.5%
131,094	Aegis Group PLC	179,301
22,669	Aggreko PLC	205,572
36,055	Amlin PLC	198,748
19,098	Antofagasta PLC	239,678
60,281	Ashmore Group PLC	210,367
202,596	Ashtead Group PLC	209,081
4,196	AstraZeneca PLC	194,986
19,091	Atkins WS PLC	201,294
32,985	BAE Systems PLC	167,880
36,761	Balfour Beatty PLC	186,337
101,053	BBA Aviation PLC	226,586
119,460	Beazley Group PLC	202,503
14,110	Berkeley Group Holdings PLC*	193,220
11,298	BG Group PLC	187,117
23,753	BP PLC	195,792

233,043	Bradford & Bingley PLC *	$—
61,414	Brit Insurance Holdings PLC	212,539
908,975	Central African Mining & Exploration Co. PLC*	218,507
17,708	Close Brothers Group PLC	203,005
41,883	Daily Mail & General Trust PLC, Class A	208,307
36,991	Dairy Crest Group PLC	201,914
8,434	Dana Petroleum PLC*	191,977
36,187	Davis Service Group PLC	202,025
13,036	De La Rue PLC	179,918
146,115	Debenhams PLC	214,985
25,468	Drax Group PLC	168,994
183,784	DS Smith PLC	228,515
41,836	easyJet PLC*	209,634
83,459	Ferrexpo PLC	196,475
74,203	Game Group PLC	180,836
9,221	Go-Ahead Group PLC	183,750
30,573	Greene King PLC	214,273
30,457	Greggs PLC	198,817
36,990	Halfords Group PLC	213,407
39,317	Hiscox Ltd.	197,175
99,167	HMV Group PLC	179,200
37,558	IMI PLC	211,703
51,189	Invensys PLC	218,948
35,385	Investec PLC	236,999
28,183	Jardine Lloyd Thompson Group PLC	202,311
17,983	Kazakhmys PLC	255,349
20,968	Keller Group PLC	222,476
61,150	Ladbrokes PLC	177,918
71,217	Laird Group PLC	205,732
38,226	Marks & Spencer Group PLC	219,112
71,334	Meggitt PLC	213,662
16,727	Morgan Sindall PLC	171,654
7,809	Next PLC	220,732
221,012	Northern Foods PLC	225,339
149,663	Old Mutual PLC	237,747
18,913	Petrofac Ltd.	235,319
10,326	Premier Oil PLC*	211,761
175,547	Regus PLC	202,994
78,064	Restaurant Group PLC	206,746
92,535	RSA Insurance Group PLC	194,216
179,126	Spirent Communications PLC	207,875
42,617	Tullett Prebon PLC	250,816
14,164	Venture Production PLC	196,073
28,972	Wetherspoon (J.D.) PLC	217,101
26,747	WH Smith PLC	188,677
57,674	William Hill PLC	175,453
		12,309,428
	United States—0.4%
4,294	ACE Ltd.	210,664

	Total Common Stocks and Other Equity Interests (Cost $45,003,645)	52,251,793

	Money Market Fund—0.0%
18,417	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $18,417)	18,417

	Rights—0.0%
	Belgium—0.0%
28,091	Fortis Rights S.A., expiring 12/31/49* (Cost $0)	$—

	Total Investments (Cost $45,022,062)(a)—99.8%	52,270,210
	Other assets less liabilities—0.2%	98,448

	Net Assets—100.0%	$52,368,658

VVPR Voter Verified Paper Record
* Non-income producing security.

(a)  At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $46,029,029.  The net unrealized appreciation was $6,241,181 which consisted of aggregate gross unrealized appreciation of $8,286,389 and aggregate gross unrealized depreciation of $2,045,208.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Emerging Markets Infrastructure Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.6%
	Australia—3.2%
72,653	Leighton Holdings Ltd.	$1,822,874

	Bermuda—1.3%
8,902,000	HKC Holdings Ltd.	769,587

	Brazil—8.9%
38,474	Cia Siderurgica Nacional S.A. ADR	984,934
45,294	Gerdau S.A. ADR	528,581
121,601	Vale S.A. ADR	2,399,188
152,800	Weg S.A.	1,222,139
		5,134,842
	Cayman Islands—2.6%
2,099,000	Lonking Holdings Ltd.	1,484,187

	Chile—1.5%
36,986	CAP S.A.	859,647

	China—18.5%
268,000	Angang Steel Co., Ltd., H-Shares	607,924
108,000	Anhui Conch Cement Co., Ltd., H-Shares	781,776
719,000	China Communications Construction Co., Ltd., H-Shares	933,302
1,207,000	China Molybdenum Co., Ltd., H-Shares	1,105,761
614,000	China National Building Material Co., Ltd., H-Shares	1,337,323
166,800	Dongfang Electric Corp. Ltd., H-Shares	816,777
1,350,000	Harbin Power Equipment Co., Ltd., H-Shares	1,599,086
3,616,000	Hunan Non-Ferrous Metal Corp., H-Shares	1,045,134
343,000	Jiangxi Copper Co., Ltd., H-Shares	791,329
3,096,000	Shanghai Electric Group Co., Ltd., H-Shares	1,625,889
		10,644,301
	France—5.5%
13,920	Alstom S.A.	950,639
1,718	Areva S.A.	983,533
24,104	Vinci S.A.	1,220,334
		3,154,506
	India—2.4%
28,367	Larsen & Toubro Ltd. GDR	907,744
34,325	Sterlite Industries India Ltd. ADR	454,806
		1,362,550
	Indonesia—7.7%
2,359,000	Aneka Tambang Tbk PT	522,902
911,000	Indocement Tunggal Prakarsa Tbk PT	853,632
2,460,000	International Nickel Indonesia Tbk PT *	1,065,793
1,468,500	Semen Gresik Persero Tbk PT	880,360

823,000	United Tractors Tbk PT	$1,073,839
		4,396,526
	Ireland—0.8%
15,445	Ingersoll-Rand PLC	446,052

	Israel—1.7%
116,169	Ormat Industries Ltd.	996,701

	Malaysia—4.0%
496,200	Gamuda Bhd	473,309
232,900	IJM Corp. Bhd	400,013
833,100	Lafarge Malayan Cement Bhd	1,419,049
		2,292,371
	Mexico—1.6%
483,600	Empresas ICA SAB de CV *	888,635

	Russia—10.7%
212,631	Magnitogorsk Iron & Steel Works GDR	1,658,522
103,043	Mechel ADR	1,100,499
92,464	MMC Norilsk Nickel ADR	927,414
29,055	Novolipetsk Steel OJSC GDR	752,234
249,126	Severstal GDR	1,704,022
		6,142,691
	Singapore—3.6%
516,000	Hyflux Ltd.	944,655
514,000	SembCorp Marine Ltd.	1,112,083
		2,056,738
	South Africa—7.8%
52,376	African Rainbow Minerals Ltd.	878,423
98,558	Aveng Ltd.	465,199
116,688	Group Five Ltd.	519,513
144,982	Pretoria Portland Cement Co., Ltd.	537,101
192,739	Reunert Ltd.	1,149,466
64,705	Wilson Bayly Holmes-Ovcon Ltd.	932,741
		4,482,443
	Spain—0.6%
3,079	Acciona S.A.	369,955

	Sweden—0.8%
40,673	Atlas Copco AB, Class A	480,128

	Switzerland—4.7%
111,050	ABB Ltd.	2,000,647
31,292	Foster Wheeler AG *	722,845
		2,723,492
	Taiwan—6.4%
605,392	China Steel Corp.	584,947
1,649,794	Chung Hung Steel Corp.	693,951
619,000	CTCI Corp.	628,283

814,000	Taiwan Cement Corp.	$862,183
857,000	Tung Ho Steel Enterprise Corp.	911,647
		3,681,011
	United States—5.3%
29,170	Caterpillar, Inc.	1,285,230
8,796	Fluor Corp.	464,429
8,808	ITT Corp.	435,115
40,054	KBR, Inc.	848,744
		3,033,518
	Total Investments (Cost $45,295,592)(a)—99.6%	57,222,755
	Other assets less liabilities—0.4%	210,785

	Net Assets—100.0%	$57,433,540

ADR American Depositary Receipt
GDR Global Depositary Receipt
* Non-income producing security.

(a)  At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $45,295,592.  The net unrealized appreciation was $11,927,163, which consisted of aggregate gross unrealized appreciation of $11,993,963 and aggregate gross unrealized depreciation of $66,800.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—100.0%
	Australia—68.9%
8,380	AGL Energy Ltd.	$103,804
33,515	Amcor Ltd.	137,920
45,482	AMP Ltd.	212,500
189,351	APA Group	443,916
67,139	Australia and New Zealand Banking Group Ltd.	1,034,270
164,199	Australian Infrastructure Fund	202,030
34,723	AXA Asia Pacific Holdings Ltd.	122,685
13,856,825	Babcock & Brown Infrastructure Group*	875,510
56,350	BHP Billiton Ltd.	1,773,143
151,750	BlueScope Steel Ltd.	425,150
35,333	Boral Ltd.	146,577
34,099	Brambles Ltd.	169,806
7,780	Caltex Australia Ltd.	84,277
40,074	CFS Retail Property Trust REIT	57,136
7,413	Coca-Cola Amatil Ltd.	57,499
35,847	Commonwealth Bank of Australia	1,275,500
715,334	ConnectEast Group	231,930
25,860	Consolidated Media Holdings Ltd.	58,906
19,847	Crown Ltd.	123,749
2,435	CSL Ltd.	61,843
214,601	Dexus Property Group REIT	130,238
53,063	Fairfax Media Ltd.	65,068
2,319,525	FKP Property Group	1,089,510
26,776	Foster’s Group Ltd.	119,983
434,688	Goodman Group REIT	184,303
649,830	GPT Group REIT	286,325
177,520	Hastings Diversified Utilities Fund	128,396
31,651	Incitec Pivot Ltd.	72,624
242,584	Infigen Energy	260,157
59,025	Insurance Australia Group Ltd.	180,088
3,078	Leighton Holdings Ltd.	77,227
24,882	Lend Lease Corp. Ltd.	160,314
6,018	Lion Nathan Ltd.	58,586
269,442	Macquarie Airports	557,762
15,009	Macquarie Group Ltd.	549,270
156,482	Macquarie Infrastructure Group	188,632
636,387	Macquarie Media Group Ltd.	822,688
19,100	Metcash Ltd.	67,961
170,847	Mirvac Group REIT	181,093
62,848	National Australia Bank Ltd.	1,271,210
74,778	OneSteel Ltd.	185,878
8,966	Orica Ltd.	167,414
8,566	Origin Energy Ltd.	103,259
101,412	PaperlinX Ltd.	42,576
82,931	Qantas Airways Ltd.	159,952
13,911	QBE Insurance Group Ltd.	225,516
18,961	Rio Tinto Ltd.	952,099
9,330	Santos Ltd.	112,624
4,857	Sims Metal Management Ltd.	112,455
688,655	SP AusNet	446,560
99,584	Stockland REIT	260,786
65,810	Suncorp-Metway Ltd.	388,449

22,245	TABCORP Holdings Ltd.	$133,892
28,409	Tatts Group Ltd.	57,864
102,094	Telstra Corp. Ltd.	299,612
15,459	Toll Holdings Ltd.	87,264
228,081	Transurban Group	821,034
24,357	Wesfarmers Ltd.	523,441
3,749	Wesfarmers Ltd. - PPS	80,536
24,092	Westfield Group REIT	226,927
46,963	Westpac Banking Corp.	846,836
4,072	Woodside Petroleum Ltd.	154,707
16,407	Woolworths Ltd.	371,689
		20,810,956
	China—0.3%
60,500	Fosun International	48,478
1,151,612	Semiconductor Manufacturing International Corp. *	62,410
		110,888
	Hong Kong—21.2%
42,462	Bank of East Asia Ltd. (The)	141,356
108,432	BOC Hong Kong Holdings Ltd.	231,134
54,904	Cathay Pacific Airways Ltd.	85,437
26,673	Cheung Kong Holdings Ltd.	344,510
2,986	Cheung Kong Infrastructure Holdings Ltd.	10,884
10,324	China Merchants Holdings International Co. Ltd.	34,102
43,224	China Mobile Ltd.	453,988
20,000	China Overseas Land & Investment Ltd.	49,342
28,434	China Resources Enterprise Ltd.	71,103
6,000	China Resources Power Holdings Co. Ltd.	15,522
84,214	China Unicom Hong Kong Ltd.	121,485
17,221	Chinese Estates Holdings Ltd.	30,220
34,433	Citic Pacific Ltd.	98,189
20,845	CLP Holdings Ltd.	141,746
186,140	CNOOC Ltd.	250,267
31,080	COSCO Pacific Ltd.	43,391
13,303	Esprit Holdings Ltd.	96,124
85,406	Foxconn International Holdings Ltd. *	59,729
2,928	Guoco Group Ltd.	27,580
15,799	Hang Lung Group Ltd.	81,848
27,427	Hang Lung Properties Ltd.	100,506
9,960	Hang Seng Bank Ltd.	161,801
19,580	Henderson Land Development Co. Ltd.	129,353
39,381	Hong Kong and China Gas Co. Ltd.	88,111
7,263	Hong Kong Exchanges & Clearing Ltd.	137,012
16,184	HongKong Electric Holdings Ltd.	89,273
40,000	Hongkong Land Holdings Ltd.	155,600
748,301	Hutchison Telecommunications Hong Kong Holdings Ltd.	115,865
741,301	Hutchison Telecommunications International Ltd.	194,172
77,948	Hutchison Whampoa Ltd.	583,852
4,400	Jardine Matheson Holdings Ltd.	126,720
2,500	Jardine Strategic Holdings Ltd.	40,650
13,390	Kerry Properties Ltd.	69,109
283,151	Lenovo Group Ltd.	134,450
27,667	Li & Fung Ltd.	81,573
30,500	Link REIT (The)	69,264
21,194	MTR Corp.	76,845
87,602	New World Development Co. Ltd.	209,113
84,000	Noble Group Ltd.	121,743
12,000	NWS Holdings Ltd.	23,133
16,939	Orient Overseas International Ltd.	94,858

90,029	PCCW Ltd.	$24,627
24,000	Shangri-La Asia Ltd.	38,276
53,895	Sino Land Co.	110,015
131,000	SJM Holdings Ltd.	53,245
30,888	Sun Hung Kai Properties Ltd.	469,893
31,020	Swire Pacific Ltd., Class A	348,422
30,236	Wharf Holdings Ltd.	142,206
13,236	Yue Yuen Industrial Holdings Ltd.	35,950
		6,413,594
	Netherlands—1.3%
89,551	James Hardie Industries N.V.*	386,386

	New Zealand—1.0%
24,820	Fletcher Building Ltd.	117,323
97,108	Telecom Corp. of New Zealand Ltd.	177,728
		295,051
	Singapore—7.1%
48,000	Capitaland Ltd.	127,152
13,000	City Developments Ltd.	91,412
30,000	DBS Group Holdings Ltd.	288,756
41,000	Fraser and Neave Ltd.	117,992
3,000	Jardine Cycle & Carriage Ltd.	49,097
25,000	Keppel Corp. Ltd.	145,452
77,000	Neptune Orient Lines Ltd.	88,638
42,000	Oversea-Chinese Banking Corp. Ltd.	227,759
19,000	SembCorp Industries Ltd.	42,294
15,000	Singapore Airlines Ltd.	140,425
25,000	Singapore Petroleum Co. Ltd.	108,006
28,000	Singapore Press Holdings Ltd.	69,706
18,000	Singapore Technologies Engineering Ltd.	32,828
105,000	Singapore Telecommunications Ltd.	254,846
25,000	United Overseas Bank Ltd.	306,508
12,000	Wilmar International Ltd.	49,846
		2,140,717
	South Korea—0.2%
6,000	STX Pan Ocean Co. Ltd.	58,916

	Total Common Stocks and Other Equity Interests (Cost $30,860,327)	30,216,508

	Money Market Fund—0.2%
66,431	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $66,431)	66,431

	Total Investments (Cost $30,926,758)(a)—100.2%	30,282,939
	Liabilities in excess of other assets—(0.2%)	(73,959)

	Net Assets—100.0%	$30,208,980

REIT Real Estate Investment Trust
* Non-income producing security.

(a)   At July 31, 2009, the aggregate cost of investment for Federal tax purposes was $30,954,726. The net unrealized depreciation was $671,787 which consisted of aggregate gross unrealized appreciation of $1,789,892 and aggregate gross unrealized depreciation of $2,461,679.

The valuation policy and listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks and Other Equity Interests—99.3%
	Australia—6.9%
3,153	AGL Energy Ltd.	$39,057
13,085	Amcor Ltd.	53,847
17,509	AMP Ltd.	81,805
73,665	APA Group	172,701
25,810	Australia and New Zealand Banking Group Ltd.	397,601
63,149	Australian Infrastructure Fund	77,698
12,670	AXA Asia Pacific Holdings Ltd.	44,766
5,407,937	Babcock & Brown Infrastructure Group *	341,687
21,886	BHP Billiton Ltd.	688,678
51,478	BlueScope Steel Ltd.	144,223
13,639	Boral Ltd.	56,581
13,155	Brambles Ltd.	65,509
3,006	Caltex Australia Ltd.	32,562
15,490	CFS Retail Property Trust REIT	22,085
2,863	Coca-Cola Amatil Ltd.	22,207
13,832	Commonwealth Bank of Australia	492,167
274,002	ConnectEast Group	88,839
9,951	Consolidated Media Holdings Ltd.	22,667
7,639	Crown Ltd.	47,630
858	CSL Ltd.	21,791
82,168	Dexus Property Group REIT	49,867
19,188	Fairfax Media Ltd.	23,529
985,280	FKP Property Group	462,799
10,458	Foster’s Group Ltd.	46,862
170,046	Goodman Group REIT	72,098
231,466	GPT Group REIT	101,987
65,672	Hastings Diversified Utilities Fund	47,499
12,233	Incitec Pivot Ltd.	28,069
95,337	Infigen Energy	102,243
22,687	Insurance Australia Group Ltd.	69,219
1,118	Leighton Holdings Ltd.	28,051
9,706	Lend Lease Corp. Ltd.	62,535
2,326	Lion Nathan Ltd.	22,644
104,786	Macquarie Airports	216,913
5,838	Macquarie Group Ltd.	213,648
58,369	Macquarie Infrastructure Group	70,361
247,926	Macquarie Media Group Ltd.	320,507
7,382	Metcash Ltd.	26,266
56,400	Mirvac Group REIT	59,782
24,226	National Australia Bank Ltd.	490,013
28,985	OneSteel Ltd.	72,049
3,370	Orica Ltd.	62,925
3,340	Origin Energy Ltd.	40,262
39,195	PaperlinX Ltd.	16,455
31,572	Qantas Airways Ltd.	60,894
5,379	QBE Insurance Group Ltd.	87,201
7,380	Rio Tinto Ltd.	370,576
3,312	Santos Ltd.	39,980
1,854	Sims Metal Management Ltd.	42,926
268,408	SP AusNet	174,050
35,409	Stockland REIT	92,727
25,621	Suncorp-Metway Ltd.	151,230
8,449	TABCORP Holdings Ltd.	50,854

10,980	Tatts Group Ltd.	$22,364
40,054	Telstra Corp. Ltd.	117,545
5,576	Toll Holdings Ltd.	31,476
88,847	Transurban Group	319,827
9,471	Wesfarmers Ltd.	203,536
1,448	Wesfarmers Ltd. - PPS	31,106
9,320	Westfield Group REIT	87,787
18,279	Westpac Banking Corp.	329,607
1,565	Woodside Petroleum Ltd.	59,459
6,340	Woolworths Ltd.	143,628
		8,037,457
	Austria—0.6%
6,242	Erste Group Bank AG	216,728
21,608	Immoeast AG *	59,431
26,093	Immofinanz Immobilien Anlagen AG *	54,380
263	Oesterreichische Post AG	8,028
1,946	OMV AG	76,837
804	Raiffeisen International Bank Holding AG	35,689
841	Strabag SE	20,365
3,070	Telekom Austria AG	46,615
297	Uniqa Versicherungen AG	5,642
246	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	11,924
364	Vienna Insurance Group	16,720
3,338	Voestalpine AG	92,141
2,774	Wienerberger AG *	45,975
		690,475
	Belgium—1.7%
7,982	Agfa Gevaert N.V. *	24,557
2,636	Anheuser - Busch InBev N.V.	104,324
3	Banque Nationale de Belgique	10,711
1,210	Belgacom S.A.	43,119
42	Colruyt S.A.	9,349
1,100	Delhaize Group	78,241
39,198	Dexia S.A. *	306,263
83	D’ieteren S.A.	17,828
238,986	Fortis *	924,985
1,470	Fortis Strip VVPR *	2
762	Groupe Bruxelles Lambert S.A.	60,153
1,148	KBC Ancora *	13,086
9,259	KBC Groep N.V. *	196,379
94	Mobistar S.A.	5,959
299	Nationale A Portefeuille	15,379
175	Sofina S.A.	15,005
554	Solvay S.A.	54,014
985	UCB S.A.	32,398
1,726	Umicore	44,830
		1,956,582
	Bermuda—0.0%
870	Frontline Ltd.	20,033
1,800	SeaDrill Ltd.	28,773
		48,806
	Canada—5.4%
389	Addax Petroleum Corp.	18,441
581	Agrium, Inc.	26,607
2,243	Alimentation Couche Tard, Inc., Class B	35,312

609	Atco Ltd., Class I	$21,682
6,857	Bank of Montreal	342,628
8,305	Bank of Nova Scotia	352,757
2,217	Barrick Gold Corp.	77,147
2,644	BCE, Inc.	60,482
1,548	Biovail Corp.	20,547
165	Bombardier, Inc., Class A	580
18,507	Bombardier, Inc., Class B	65,393
4,433	Brookfield Asset Management, Inc., Class A	92,793
3,272	Brookfield Properties Corp.	30,417
3,469	Canadian Imperial Bank of Commerce	212,773
2,427	Canadian National Railway Co.	117,613
2,887	Canadian Natural Resources Ltd.	172,936
1,455	Canadian Pacific Railway Ltd.	64,466
848	Canadian Tire Corp. Ltd., Class A	42,420
551	Canadian Utilities Ltd., Class A	18,654
9,293	Celestica, Inc. *	73,924
2,711	CGI Group, Inc., Class A *	27,459
230	Empire Co. Ltd., Class A	8,791
1,734	Enbridge, Inc.	66,868
4,001	EnCana Corp.	213,835
130	Fairfax Financial Holdings Ltd.	39,441
1,926	Finning International, Inc.	29,644
645	George Weston Ltd.	35,027
2,540	Gerdau Ameristeel Corp.	17,550
1,557	GoldCorp, Inc.	58,947
1,745	Great-West Lifeco, Inc.	41,805
1,463	Husky Energy, Inc.	42,898
694	IGM Financial, Inc.	28,881
1,062	Imperial Oil Ltd.	42,388
932	ING Canada, Inc.	30,457
3,286	Jean Coutu Group PJC (The), Inc., Class A	30,425
1,410	Kinross Gold Corp.	27,715
1,210	Loblaw Cos. Ltd.	38,279
3,192	Magna International, Inc., Class A	160,913
311	Manitoba Telecom Services, Inc.	9,953
18,109	Manulife Financial Corp.	438,194
827	Metro, Inc., Class A	25,817
1,454	National Bank of Canada	78,154
2,950	Nexen, Inc.	60,932
1,114	Onex Corp.	21,794
5,741	Petro-Canada	236,256
485	Potash Corp. of Saskatchewan, Inc.	45,023
6,847	Power Corp. of Canada	191,521
3,120	Power Financial Corp.	90,186
1,824	Quebecor, Inc., Class B	32,039
747	Research In Motion Ltd. *	56,535
1,591	RioCan REIT	22,840
1,880	Rogers Communications, Inc., Class B	52,047
10,829	Royal Bank of Canada	513,654
598	Sears Canada, Inc. *	11,467
1,654	Shaw Communications, Inc., Class B	28,931
815	Shoppers Drug Mart Corp.	33,931
7,130	Sun Life Financial, Inc.	242,833
4,423	Suncor Energy, Inc.	142,538
7,002	Talisman Energy, Inc.	107,838
17,288	Teck Cominco Ltd. Class B	453,349
475	Telus Corp.	13,664
389	Telus Corp. Ntvg	10,705
1,383	Thomson Reuters Corp.	44,505
6,862	Toronto-Dominion Bank (The)	400,574
1,074	TransAlta Corp.	21,319
3,410	TransCanada Corp.	96,645

2,055	Yamana Gold, Inc.	$19,522
		6,291,661
	Cayman Island---0.1%
290,864	Hutchison Telecommunications Hong Kong Holdings Ltd.	45,037
31,478	Foxconn International Holdings Ltd. *	22,014
		67,051
	China—0.0%
23,500	Fosun International Ltd.	18,830
443,751	Semiconductor Manufacturing International Corp. *	24,048
		42,878
	Denmark—0.7%
12	A P Moller - Maersk A/S, Class A	72,203
12	A P Moller - Maersk A/S, Class B	74,259
968	Carlsberg A/S, Class B	66,815
544	Danisco A/S	26,465
23,862	Danske Bank A/S *	494,110
1,396	Novo Nordisk A/S, Class B	81,737
209	TrygVesta A/S	14,008
492	Vestas Wind Systems A/S *	34,475
		864,072
	Finland—1.2%
1,875	Elisa Oyj	34,212
3,152	Fortum Oyj	72,617
1,737	KESKO Oyj, Class B	45,559
839	Kone Oyj, Class B	28,393
3,418	Metso Oyj	71,670
46,497	M-real Oyj, Class B *	38,234
2,120	Neste Oil Oyj	29,816
33,872	Nokia Oyj	448,526
2,216	Outokumpu Oyj	43,199
3,111	Pohjola Bank PLC	32,198
1,486	Rautaruukki Oyj	31,981
6,568	Sampo Oyj, Class A	136,417
663	Sanoma Oyj	11,317
23,020	Stora Enso Oyj, Class R	145,560
12,021	UPM-Kymmene Oyj	125,264
975	Wartsila Oyj	34,696
2,714	YIT Oyj	35,438
		1,365,097
	France—10.1%
1,283	Accor S.A.	54,478
183	Aeroports de Paris	14,693
5,992	Air France-KLM *	75,021
1,360	Air Liquide S.A.	141,255
70,194	Alcatel-Lucent *	193,064
1,169	Alstom S.A.	79,835
1,930	Arkema S.A.	55,054
937	Atos Origin S.A. *	42,490
58,600	AXA S.A.	1,232,078
16,562	BNP Paribas	1,201,042
113	Bollore	17,070
3,459	Bouygues S.A.	146,556
1,397	Cap Gemini S.A.	64,161

8,604	Carrefour S.A.	$401,751
602	Casino Guichard Perrachon S.A.	41,266
822	Christian Dior S.A.	70,972
1,895	Cie Generale de Geophysique-Veritas *	38,204
149	Ciments Francais S.A.	14,477
716	CNP Assurances	65,079
9,338	Compagnie de Saint-Gobain	376,648
2,031	Compagnie Generale des Etablissements Michelin, Class B	145,873
15,927	Credit Agricole S.A.	226,144
2,915	DANONE	155,577
906	Eiffage S.A.	60,082
1,695	Electricite de France	83,567
77	Eramet	21,533
737	Essilor International S.A.	40,646
90	Esso S.A. Francaise	10,504
289	Euler Hermes S.A.	17,004
721	Eurazeo	32,598
431	Eutelsat Communications *	11,980
3,413	Faurecia *	41,734
389	Fonciere Des Regions REIT	33,923
19,208	France Telecom S.A.	476,835
4,907	GDF Suez	186,480
334	Gecina S.A. REIT	27,351
167	Hermes International	24,967
475	Imerys S.A.	25,163
526	JC Decaux S.A. *	10,735
491	Klepierre REIT	13,964
3,574	Lafarge S.A.	256,797
1,845	Lagardere S.C.A	68,546
865	Legrand S.A.	21,050
1,204	L’Oreal S.A.	103,801
1,893	LVMH Moet Hennessy Louis Vuitton S.A.	169,858
926	M6-Metropole Television	18,413
27,387	Natixis *	70,939
613	Nexans S.A.	41,029
517	Nexity	17,723
1,009	PagesJaunes Groupe	10,829
1,362	Pernod-Ricard S.A.	105,277
1,452	PPR	160,960
10,574	PSA Peugeot Citroen *	319,015
967	Publicis Groupe	34,192
1,522	Rallye S.A.	44,451
12,831	Renault S.A. *	544,279
2,335	Rexel S.A. *	25,490
4,955	Rhodia S.A. *	53,734
140	Sa des Ciments Vicat	8,898
2,152	Safran S.A.	33,103
6,215	Sanofi-Aventis S.A.	404,968
2,003	Schneider Electric S.A.	181,006
1,429	SCOR SE	34,127
1,506	Sequana *	12,426
79	Societe des Autoroutes Paris-Rhin-Rhone *	5,658
198	Societe Fonciere Financiere et de Participations	11,206
10,675	Societe Generale	681,808
2,342	Societe Television Francaise 1 (TF1)	36,092
867	Sodexo	45,406
11,103	STMicroelectronics N.V.	84,357
4,044	Suez Environnement S.A.	76,655
1,000	Technip S.A.	60,141
593	Thales S.A.	24,936
28,198	Thomson	37,259
20,220	Total S.A.	1,115,429
624	Unibail-Rodamco REIT	108,461
3,393	Valeo S.A. *	89,474

546	Vallourec S.A.	$71,449
6,719	Veolia Environnement	229,859
4,234	Vinci S.A.	214,358
10,738	Vivendi S.A.	274,409
526	Wendel	20,873
		11,900,595
	Germany—9.0%
1,466	Adidas AG	61,625
8,731	Allianz SE	856,583
14,043	Arcandor AG *	8,561
78	Axel Springer AG	7,077
11,940	BASF SE	595,186
4,364	Bayer AG	266,415
6,600	Bayerische Motoren Werke (BMW) AG	303,452
503	BayWa AG	14,912
255	Beiersdorf AG	12,773
509	Bilfinger Berger AG	26,556
1,651	Celesio AG	43,748
54,212	Commerzbank AG *	422,725
31,492	Daimler AG	1,449,714
18,989	Deutsche Bank AG	1,221,973
815	Deutsche Boerse AG	64,244
4,976	Deutsche Lufthansa AG	66,879
19,629	Deutsche Post AG	309,041
2,265	Deutsche Postbank AG *	62,233
41,523	Deutsche Telekom AG	529,234
22,156	E.ON AG	834,294
319	Fraport AG	14,554
811	Fresenius Medical Care AG & Co. KGaA	37,046
125	Fresenius SE	6,114
1,714	GEA Group AG	27,921
139	Generali Deutschland Holding AG	11,446
632	Hannover Rueckversicherung AG *	25,581
538	HeidelbergCement AG	23,340
3,572	Heidelberger Druckmaschinen AG *	26,233
685	Henkel AG & Co. KGaA	21,443
1,223	Hochtief AG	73,032
22,550	Hypo Real Estate Holding AG *	47,636
107,448	Infineon Technologies AG *	440,246
360	K+S AG	20,099
730	Kloeckner & Co. SE *	18,691
1,937	Lanxess AG	56,077
955	Linde AG	89,659
1,769	MAN AG	121,638
883	Merck KGaA	81,748
3,401	Metro AG	195,909
2,321	Muenchener Rueckversicherungs - Gesellschaft AG	349,100
161	Rheinmetall AG	7,797
3,453	RWE AG	290,058
558	Salzgitter AG	56,287
2,457	SAP AG	114,953
7,887	Siemens AG	626,180
592	Suedzucker AG	12,371
9,321	ThyssenKrupp AG	285,441
1,454	Tognum AG	20,161
12,333	TUI AG *	79,033
499	Volkswagen AG	178,463
143	Wacker Chemie AG	18,984
		10,534,466

	Greece—0.6%
9,024	Alpha Bank A.E. *	$118,342
1,165	Coca Cola Hellenic Bottling Co. S.A.	26,427
7,495	EFG Eurobank Ergasias S.A. *	97,653
1,845	Hellenic Petroleum S.A.	19,043
3,080	Hellenic Telecommunications Organization S.A.	48,033
4,933	Marfin Investment Group S.A.	20,562
8,033	National Bank of Greece S.A. *	233,243
1,334	OPAP S.A.	31,868
6,235	Piraeus Bank S.A. *	73,723
1,532	Public Power Corp. S.A. *	33,231
		702,125
	Guernsey—0.1%
38,999	HSBC Infrastructure Co. Ltd.	69,827

	Hong Kong—2.0%
16,495	Bank of East Asia (The) Ltd.	54,912
41,742	BOC Hong Kong Holdings Ltd.	88,977
19,085	Cathay Pacific Airways Ltd.	29,699
9,435	Cheung Kong Holdings Ltd.	121,863
1,445	Cheung Kong Infrastructure Holdings Ltd.	5,267
4,908	China Merchants Holdings International Co. Ltd.	16,212
16,185	China Mobile Ltd.	169,994
6,000	China Overseas Land & Investment Ltd.	14,802
11,605	China Resources Enterprise Ltd.	29,020
29,923	China Unicom Hong Kong Ltd.	43,166
7,384	Chinese Estates Holdings Ltd.	12,958
13,234	Citic Pacific Ltd.	37,738
7,710	CLP Holdings Ltd.	52,428
72,324	CNOOC Ltd.	97,240
11,396	Cosco Pacific Ltd.	15,910
5,138	Esprit Holdings Ltd.	37,125
1,379	Guoco Group Ltd.	12,989
6,072	Hang Lung Group Ltd.	31,457
10,607	Hang Lung Properties Ltd.	38,869
3,769	Hang Seng Bank Ltd.	61,228
8,863	Henderson Land Development Co. Ltd.	58,553
13,508	Hong Kong & China Gas Co. Ltd.	30,223
2,673	Hong Kong Exchanges & Clearing Ltd.	50,425
6,054	HongKong Electric Holdings	33,394
14,000	Hongkong Land Holdings Ltd.	54,460
290,864	Hutchison Telecommunications International Ltd.	76,187
30,856	Hutchison Whampoa Ltd.	231,120
1,600	Jardine Matheson Holdings Ltd.	46,080
1,000	Jardine Strategic Holdings Ltd.	16,260
4,987	Kerry Properties Ltd.	25,739
110,590	Lenovo Group Ltd.	52,512
10,981	Li & Fung Ltd.	32,376
11,500	Link (The) REIT	26,116
7,875	MTR Corp.	28,553
32,928	New World Development Co. Ltd.	78,602
30,800	Noble Group Ltd.	44,639
4,000	NWS Holdings Ltd.	7,711
6,664	Orient Overseas International Ltd.	37,318
34,320	PCCW Ltd.	9,388
8,000	Shangri-La Asia Ltd.	12,759
20,078	Sino Land Co.	40,985
51,000	SJM Holdings Ltd.	20,729
11,733	Sun Hung Kai Properties Ltd.	178,491
11,808	Swire Pacific Ltd., Class A	132,629

12,001	Wharf Holdings Ltd.	$56,443
5,148	Yue Yuen Industrial Holdings Ltd.	13,983
		2,367,529
	Ireland—1.8%
217,822	Allied Irish Banks PLC	543,518
5,231	Anglo Irish Bank Corp. Ltd. *	—
6,172	CRH PLC	146,569
370,068	Governor & Co. of the Bank of Ireland *	1,049,328
48,021	Irish Life & Permanent PLC	234,337
732	Kerry Group PLC, Class A	17,248
3,282	Ryanair Holdings PLC *	14,424
9,633	Smurfit Kappa Group PLC	55,994
		2,061,418
	Israel—0.3%
17,862	Bank Hapoalim BM *	58,066
8,533	Bank Leumi Le-Israel BM *	28,372
12,436	Bezeq Israeli Telecommunication Corp. Ltd.	24,757
551	Cellcom Israel Ltd.	15,549
57	Delek Group Ltd.	9,681
671	Discount Investment Corp.	15,455
636	IDB Holding Corp. Ltd.	13,324
1,316	Israel Chemicals Ltd.	14,980
24	Israel Corp. (The) Ltd.	15,757
7,674	Israel Discount Bank Ltd., Class A	12,593
47,714	Oil Refineries Ltd.	22,357
1,516	Teva Pharmaceutical Industries Ltd.	81,067
		311,958
	Italy—5.0%
11,890	A2A SpA	21,543
6,166	Alleanza Assicurazioni SpA	46,113
20,199	Assicurazioni Generali SpA	457,908
3,194	Atlantia SpA	70,099
2,126	Autogrill SpA *	20,511
4,075	Banca Carige SpA	11,549
36,939	Banca Monte dei Paschi di Siena SpA	68,867
7,711	Banca Popolare di Milano Scarl	46,435
25,504	Banco Popolare Societa Cooperativa *	205,018
1,054	Benetton Group SpA	8,936
1,462	Buzzi Unicem SpA	21,785
10,285	CIR-Compagnie Industriali Riunite SpA	19,393
8,123	Edison SpA	11,551
102,249	Enel SpA	552,674
29,210	Eni SpA	676,265
1,083	ERG SpA	15,953
2,924	EXOR SpA	49,000
29,676	Fiat SpA *	327,329
3,825	Finmeccanica SpA	57,700
2,769	Fondiaria - Sai SpA	46,128
1,674	Fondiaria - Sai SpA Rnc	16,756
4,856	Hera SpA	11,910
137,179	Intesa Sanpaolo SpA *	508,093
1,390	Italcementi SpA	18,081
3,310	Italcementi SpA Rnc	22,948
172	Italmobiliare SpA *	5,816
1,411	Italmobiliare SpA Rnc *	33,346
509	Lottomatica SpA	10,716
837	Luxottica Group SpA *	20,838
11,425	Mediaset SpA	68,719

4,141	Mediobanca SpA	$57,828
2,003	Mediolanum SpA	11,380
5,268	Milano Assicurazioni SpA	17,850
16,030	Parmalat SpA	39,840
117,633	Pirelli & C. SpA *	48,781
12,487	Premafin Finanziaria SpA *	17,349
1,756	Prysmian SpA	30,049
1,761	Saipem SpA	47,437
4,546	Saras SpA	12,639
9,396	Snam Rete Gas SpA	40,929
813	Societa Cattolica di Assicurazoni Scrl *	26,879
213,965	Telecom Italia Media SpA *	37,191
263,258	Telecom Italia SpA	409,811
121,582	Telecom Italia SpA Rnc	136,261
8,160	Terna-Rete Elettrica Nationale SpA	28,604
464,792	UniCredit SpA *	1,354,160
8,634	Unione di Banche Italiane ScpA	120,144
18,935	Unipol Gruppo Finanziario SpA *	23,570
		5,912,682
	Japan—14.4%
490	Acom Co. Ltd.	10,346
1,000	Advantest Corp.	21,692
13,000	Aeon Co. Ltd.	125,637
13,850	Aiful Corp.	44,957
6,000	Aioi Insurance Co. Ltd.	28,363
2,200	Aisin Seiki Co. Ltd.	56,274
4,000	Ajinomoto Co., Inc.	38,153
500	Alfresa Holdings Corp.	25,211
4,000	All Nippon Airways Co. Ltd.	11,093
5,600	Alps Electric Co. Ltd.	31,060
3,000	Amada Co. Ltd.	18,972
9,000	Aozora Bank Ltd. *	12,385
2,800	Asahi Breweries Ltd.	44,267
12,000	Asahi Glass Co. Ltd.	103,619
13,000	Asahi Kasei Corp.	66,779
1,400	Astellas Pharma, Inc.	53,091
6,000	Bank of Yokohama (The) Ltd.	32,334
5,700	Bridgestone Corp.	98,438
2,700	Brother Industries Ltd.	24,194
7,000	Calsonic Kansei Corp.	17,133
900	Canon Marketing Japan, Inc.	14,257
9,600	Canon, Inc.	355,986
2,200	Casio Computer Co. Ltd.	17,957
12	Central Japan Railway Co.	71,979
2,800	Century Tokyo Leasing Corp.	29,972
4,000	Chiba Bank (The) Ltd.	25,800
2,000	Chofu Seisakusho Co. Ltd.	40,569
4,300	Chubu Electric Power Co., Inc.	102,989
600	Chugai Pharmaceutical Co. Ltd.	10,935
1,800	Chugoku Electric Power (The) Co., Inc.	37,477
12,000	Chuo Mitsui Trust Holdings, Inc.	41,599
3,600	Citizen Holdings Co. Ltd.	19,438
15,000	Cosmo Oil Co. Ltd.	44,593
4,100	Credit Saison Co. Ltd.	53,234
6,000	Dai Nippon Printing Co. Ltd.	87,358
9,450	Daiei (The), Inc. *	37,226
2,000	Daihatsu Motor Co. Ltd.	22,375
3,200	Daiichi Sankyo Co. Ltd.	57,818
1,200	Daikin Industries Ltd.	43,364
600	Daito Trust Construction Co. Ltd.	29,371
5,000	Daiwa House Industry Co. Ltd.	51,421
18,000	Daiwa Securities Group, Inc.	105,888

3,700	Denso Corp.	$108,635
1,600	Dentsu, Inc.	33,582
14,000	DIC Corp.	19,560
1,800	East Japan Railway Co.	102,673
900	Eisai Co. Ltd.	31,861
1,300	Electric Power Development Co. Ltd.	38,374
2,700	Elpida Memory, Inc. *	30,632
500	Fanuc Ltd. *	40,811
19,000	Fuji Electric Holdings Co. Ltd.	33,132
11,000	Fuji Heavy Industries Ltd.	44,141
5	Fuji Media Holdings, Inc.	7,947
4,500	FUJIFILM Holdings Corp.	146,069
8,000	Fujikura Ltd.	42,103
29,000	Fujitsu Ltd.	189,485
7,000	Fukuoka Financial Group, Inc.	30,516
7,000	Furukawa Electric (The) Co. Ltd.	33,605
1,400	Fuyo General Lease Co. Ltd.	30,737
2,000	Gunma Bank (The) Ltd.	11,555
3,000	Hachijuni Bank (The) Ltd.	17,459
410	Hakuhodo DY Holdings, Inc.	22,396
6,000	Hankyu Hanshin Holdings, Inc.	27,480
8,000	Hanwa Co. Ltd.	32,355
47,000	Haseko Corp. *	44,435
7,000	Hino Motors Ltd.	23,237
1,800	Hitachi Capital Corp.	24,449
1,100	Hitachi Chemical Co. Ltd.	22,359
800	Hitachi Construction Machinery Co. Ltd.	14,110
600	Hitachi High-Technologies Corp.	11,685
79,000	Hitachi Ltd.	263,900
1,300	Hokkaido Electric Power Co., Inc.	25,114
9,000	Hokuhoku Financial Group, Inc.	20,421
900	Hokuriku Electric Power Co.	20,469
11,400	Honda Motor Co. Ltd.	365,250
1,300	HOYA Corp.	31,204
700	Ibiden Co. Ltd.	23,163
1,800	IBJ Leasing Co. Ltd.	23,352
400	Idemitsu Kosan Co. Ltd.	33,237
22,000	IHI Corp. *	36,977
4	INPEX Corp.	30,422
32,000	Isuzu Motors Ltd.	56,810
13,000	ITOCHU Corp.	96,686
7,000	J Front Retailing Co. Ltd.	38,679
9,000	Japan Airlines Corp. *	15,221
35	Japan Tobacco, Inc.	100,741
5,000	JFE Holdings, Inc.	200,116
4,000	JFE Shoji Holdings, Inc.	15,715
3,000	Joyo Bank (The) Ltd.	15,190
2,600	JS Group Corp.	40,095
1,100	JSR Corp.	19,713
5,100	JTEKT Corp.	57,378
13,000	Kajima Corp.	36,462
2,000	Kaneka Corp.	13,824
22,000	Kanematsu Corp. *	21,031
5,000	Kansai Electric Power (The) Co., Inc.	111,087
2,000	Kao Corp.	45,065
14,000	Kawasaki Heavy Industries Ltd.	35,884
9,000	Kawasaki Kisen Kaisha Ltd.	33,752
21	KDDI Corp.	110,741
3,000	Keio Corp.	17,900
2,000	Kinden Corp.	16,724
6,000	Kintetsu Corp.	27,796
5,000	Kirin Holdings Co. Ltd.	74,374
40,000	Kobe Steel Ltd.	76,895
7,000	Komatsu Ltd.	113,903

3,500	Konica Minolta Holdings, Inc.	$38,053
4,000	Kubota Corp.	35,800
2,500	Kuraray Co. Ltd.	28,179
1,200	Kyocera Corp.	96,055
2,800	Kyushu Electric Power Co., Inc.	60,003
300	Lawson, Inc.	12,385
2,400	Leopalace21 Corp.	20,446
700	Makita Corp.	17,280
20,000	Marubeni Corp.	91,812
3,600	Marui Group Co. Ltd.	25,678
27,000	Mazda Motor Corp.	70,340
2,500	Mediceo Paltac Holdings Co. Ltd.	31,068
17,500	Mitsubishi Chemical Holdings Corp.	78,129
11,100	Mitsubishi Corp.	220,378
19,000	Mitsubishi Electric Corp.	138,515
4,000	Mitsubishi Estate Co. Ltd.	66,264
4,000	Mitsubishi Gas Chemical Co., Inc.	24,497
33,000	Mitsubishi Heavy Industries Ltd.	131,383
13,000	Mitsubishi Materials Corp.	35,096
33,000	Mitsubishi Motors Corp. *	60,665
7,000	Mitsubishi Rayon Co. Ltd.	19,045
77,260	Mitsubishi UFJ Financial Group, Inc.	459,364
1,150	Mitsubishi UFJ Lease & Finance Co. Ltd.	35,033
12,300	Mitsui & Co. Ltd.	153,369
15,000	Mitsui Chemicals, Inc.	54,677
5,000	Mitsui Fudosan Co. Ltd.	91,391
12,000	Mitsui Mining & Smelting Co. Ltd. *	32,901
9,000	Mitsui O.S.K. Lines Ltd.	54,551
104,100	Mizuho Financial Group, Inc.	235,112
6,000	Mizuho Trust & Banking Co. Ltd. *	7,689
1,200	Murata Manufacturing Co. Ltd.	58,490
6,000	Nagoya Railroad Co. Ltd.	19,791
1,500	Namco Bandai Holdings, Inc.	16,766
1,300	NEC Capital Solutions Ltd.	18,122
38,000	NEC Corp. *	132,528
900	NEC Electronics Corp. *	9,199
1,000	NGK Insulators Ltd.	22,533
200	Nidec Corp.	14,392
2,000	Nikon Corp.	39,960
200	Nintendo Co. Ltd.	53,763
1,000	Nippon Electric Glass Co. Ltd.	11,534
13,000	Nippon Express Co. Ltd.	59,404
2,000	Nippon Meat Packers, Inc.	24,371
16,500	Nippon Mining Holdings, Inc.	77,998
22,000	Nippon Oil Corp.	116,014
1,300	Nippon Paper Group, Inc.	33,321
10,000	Nippon Sheet Glass Co. Ltd.	29,728
48,000	Nippon Steel Corp.	191,102
8,000	Nippon Steel Trading Co. Ltd.	13,866
4,900	Nippon Telegraph & Telephone Corp.	201,261
40	Nippon Television Network Corp.	5,164
12,000	Nippon Yusen Kabushiki Kaisha	51,053
3,000	Nipponkoa Insurance Co. Ltd.	17,806
61,600	Nissan Motor Co. Ltd.	445,847
1,000	Nisshin Seifun Group, Inc.	12,091
12,000	Nisshin Steel Co. Ltd.	22,816
1,300	Nitto Denko Corp.	41,651
1,900	NOK Corp.	23,172
36,500	Nomura Holdings, Inc.	317,858
500	Nomura Real Estate Holdings, Inc.	8,740
6,000	NSK Ltd.	32,334
6,000	NTN Corp.	24,140
7	NTT Data Corp.	23,457
91	NTT DoCoMo, Inc.	131,154

7,000	Obayashi Corp.	$31,105
2,000	Odakyu Electric Railway Co. Ltd.	17,186
9,000	Oji Paper Co. Ltd.	38,857
22,000	Oki Electric Industry Co. Ltd. *	23,342
1,900	Olympus Corp.	54,289
2,300	Omron Corp.	37,063
400	Ono Pharmaceutical Co. Ltd.	17,690
4,040	ORIX Corp.	254,211
11,000	Osaka Gas Co. Ltd.	36,399
24,200	Panasonic Corp.	381,323
2,000	Panasonic Electric Works Co. Ltd.	21,094
15,400	Pioneer Corp. *	44,811
1,900	Promise Co. Ltd.	19,899
1,000	Resona Holdings, Inc.	14,686
5,000	Ricoh Co. Ltd.	65,235
700	Ricoh Leasing Co. Ltd.	13,839
800	Rohm Co. Ltd.	59,163
300	Ryoshoku Ltd.	6,839
200	Sankyo Co. Ltd.	11,849
24,000	Sanyo Electric Co. Ltd. *	53,448
5,074	Sapporo Hokuyo Holdings, Inc.	17,003
800	Secom Co. Ltd.	34,035
1,500	Sega Sammy Holdings, Inc.	19,665
2,900	Seiko Epson Corp.	44,355
5,000	Sekisui Chemical Co. Ltd.	29,361
6,000	Sekisui House Ltd.	56,221
5,400	Seven & I Holdings Co. Ltd.	125,931
10,000	Sharp Corp.	110,615
900	Shikoku Electric Power Co., Inc.	26,803
8,000	Shimizu Corp.	32,691
1,300	Shin-Etsu Chemical Co. Ltd.	69,647
27,000	Shinsei Bank Ltd. *	39,708
1,000	Shiseido Co. Ltd.	16,219
2,000	Shizuoka Bank (The) Ltd.	19,581
17,000	Showa Denko K.K.	31,430
1,800	Showa Shell Sekiyu K.K.	20,024
200	SMC Corp.	22,438
2,000	Softbank Corp.	42,334
86,600	Sojitz Corp.	180,122
10,000	Sompo Japan Insurance, Inc.	65,970
14,500	Sony Corp.	407,453
3	Sony Financial Holdings, Inc.	9,193
800	Sumco Corp.	14,917
4,000	Sumikin Bussan Corp.	9,580
15,000	Sumitomo Chemical Co. Ltd.	73,901
9,200	Sumitomo Corp.	90,555
6,700	Sumitomo Electric Industries Ltd.	82,980
2,200	Sumitomo Forestry Co. Ltd.	17,402
6,000	Sumitomo Heavy Industries Ltd.	28,804
30,000	Sumitomo Metal Industries Ltd.	74,374
3,000	Sumitomo Metal Mining Co. Ltd.	44,908
9,700	Sumitomo Mitsui Financial Group, Inc.	412,679
3,000	Sumitomo Realty & Development Co. Ltd.	61,453
1,600	Sumitomo Rubber Industries Ltd.	13,816
12,000	Sumitomo Trust & Banking (The) Co. Ltd.	65,298
500	Suzuken Co. Ltd.	14,996
3,700	Suzuki Motor Corp.	92,894
2,250	T&D Holdings, Inc.	65,707
14,000	Taiheiyo Cement Corp.	21,031
16,000	Taisei Corp.	36,136
1,000	Taisho Pharmaceutical Co. Ltd.	19,182
4,000	Takashimaya Co. Ltd.	32,775
1,300	Takata Corp.	22,683
2,600	Takeda Pharmaceutical Co. Ltd.	104,606

4,720	Takefuji Corp.	$25,634
1,000	TDK Corp.	52,314
14,000	Teijin Ltd.	44,120
400	Terumo Corp.	20,211
3,000	Tobu Railway Co. Ltd.	18,121
3,000	Toho Gas Co. Ltd.	12,007
2,800	Tohoku Electric Power Co., Inc.	57,974
3,900	Tokio Marine Holdings, Inc.	112,663
300	Tokyo Broadcasting System Holdings, Inc.	4,686
7,300	Tokyo Electric Power (The) Co., Inc.	185,959
800	Tokyo Electron Ltd.	41,683
12,000	Tokyo Gas Co. Ltd.	43,742
8,000	Tokyu Corp.	38,994
6,000	Tokyu Land Corp.	24,077
3,000	TonenGeneral Sekiyu K.K.	28,489
7,000	Toppan Printing Co. Ltd.	71,033
10,000	Toray Industries, Inc.	49,793
65,000	Toshiba Corp.	286,780
11,000	Tosoh Corp.	32,008
3,000	Toto Ltd.	20,453
1,700	Toyo Seikan Kaisha Ltd.	36,252
600	Toyoda Gosei Co. Ltd.	18,467
400	Toyota Auto Body Co. Ltd.	7,488
900	Toyota Boshoku Corp.	17,509
1,200	Toyota Industries Corp.	32,271
22,000	Toyota Motor Corp.	922,108
4,300	Toyota Tsusho Corp.	65,678
10,000	Ube Industries Ltd.	28,783
2,900	UNY Co. Ltd.	23,518
12	West Japan Railway Co.	38,069
19	Yahoo! Japan Corp.	6,197
850	Yamada Denki Co. Ltd.	52,860
2,000	Yamaha Corp.	26,409
2,600	Yamaha Motor Co. Ltd.	32,174
3,000	Yamato Holdings Co. Ltd.	44,341
		16,919,531
	Luxembourg—0.4%
13,676	ArcelorMittal	489,576
133	RTL Group S.A.	6,289
1,647	SES S.A.	32,363
		528,228
	Netherlands—4.5%
53,388	Aegon N.V.	390,413
2,602	Akzo Nobel N.V.	142,007
1,882	ASML Holding N.V.	49,015
852	Corio N.V. REIT	46,964
4,675	European Aeronautic Defence and Space Co. N.V.	88,682
1,385	Heineken Holding N.V.	47,421
1,532	Heineken N.V.	60,838
78	Hunter Douglas N.V.	2,675
234,564	ING Groep N.V. CVA	2,992,313
34,946	James Hardie Industries N.V. *	150,782
9,972	Koninklijke Ahold N.V.	112,805
2,712	Koninklijke BAM Groep N.V.	23,608
2,656	Koninklijke DSM N.V.	94,440
11,951	Koninklijke KPN N.V.	178,670
7,288	Koninklijke Philips Electronics N.V.	165,321
1,497	Randstad Holding N.V. *	51,574
1,759	Reed Elsevier N.V.	18,340
4,927	SNS Reaal	28,151

4,366	TNT N.V.	$103,155
16,642	Unilever N.V. CVA	452,300
1,913	Wolters Kluwer N.V.	37,427
		5,236,901
	New Zealand—0.1%
9,711	Fletcher Building Ltd.	45,903
38,177	Telecom Corp. of New Zealand Ltd.	69,872
		115,775
	Norway—0.8%
760	Aker ASA, Class A	16,605
3,485	Aker Solutions ASA	29,778
18,630	DnB NOR ASA *	161,427
1,050	Hafslund ASA, Class B	11,769
39,659	Norsk Hydro ASA *	231,927
15,703	Norske Skogindustrier ASA *	24,795
9,043	Orkla ASA, Class A	71,305
10,496	StatoilHydro ASA	223,359
7,770	Storebrand ASA *	41,968
10,704	Telenor ASA *	98,313
700	Wilh Wilhelmsen ASA, Class A	12,508
1,200	Yara International ASA	37,038
		960,792
	Portugal—0.3%
4,798	Banco BPI S.A.	12,924
43,563	Banco Comercial Portugues S.A., Class R	46,383
2,466	Banco Espirito Santo S.A.	15,317
2,835	BRISA	23,352
1,821	CIMPOR Cimentos de Portugal, SGPS S.A.	13,786
20,756	Energias de Portugal S.A.	81,895
1,659	Galp Energia SGPS S.A., Class B	21,592
1,685	Jeronimo Martins SGPS S.A.	11,753
8,737	Portugal Telecom SGPS S.A.	88,046
1,618	REN - Redes Energeticas Nacionais S.A.	6,579
20,650	Sonae SGPS S.A.	21,577
		343,204
	Singapore—0.7%
18,000	Capitaland Ltd.	47,682
5,000	City Developments Ltd.	35,158
12,000	DBS Group Holdings Ltd.	115,503
15,000	Fraser and Neave Ltd.	43,168
1,000	Jardine Cycle & Carriage Ltd.	16,366
9,000	Keppel Corp. Ltd.	52,363
30,000	Neptune Orient Lines Ltd.	34,534
16,000	Oversea-Chinese Banking Corp. Ltd.	86,765
8,000	SembCorp Industries Ltd.	17,808
6,000	Singapore Airlines Ltd.	56,169
9,000	Singapore Petroleum Co. Ltd.	38,882
11,000	Singapore Press Holdings Ltd.	27,384
7,000	Singapore Technologies Engineering Ltd.	12,767
40,000	Singapore Telecommunications Ltd.	97,084
9,000	United Overseas Bank Ltd.	110,343
4,000	Wilmar International Ltd.	16,615
		808,591

	South Korea—0.0%
2,200	STX Pan Ocean Co. Ltd.	$21,603

	Spain—3.7%
1,957	Abertis Infraestructuras S.A.	40,314
195	Acciona S.A.	23,430
2,586	Acerinox S.A.	51,035
1,613	ACS Actividades de Construccion y Servicios S.A.	85,505
49,305	Banco Bilbao Vizcaya Argentaria S.A.	805,273
11,608	Banco de Sabadell S.A.	77,020
1,032	Banco Espanol de Credito S.A.	12,788
12,913	Banco Popular Espanol S.A.	115,977
91,851	Banco Santander S.A.	1,323,052
151	Compania Espanola de Petroleos S.A.	5,844
9,899	Criteria Caixacorp S.A.	47,366
787	Enagas	15,481
815	Fomento de Construcciones y Contratas S.A.	32,526
1,233	Gamesa Corp. Tecnologica S.A.	26,536
4,081	Gas Natural SDG S.A.	75,968
1,369	Gestevision Telecinco S.A.	15,527
1,296	Grupo Ferrovial S.A.	44,281
3,097	Iberdrola Renovables S.A.	14,226
32,861	Iberdrola S.A.	280,464
21,970	Iberia Lineas Aereas de Espana S.A. *	48,778
784	Inditex S.A.	41,949
29,779	Inmobiliaria Colonial S.A. *	5,531
8,242	Mapfre S.A.	30,615
196	Red Electrica Corporacion S.A.	9,162
19,501	Repsol YPF S.A.	450,379
2,120	Sacyr Vallehermoso S.A.	33,783
25,257	Telefonica S.A.	625,031
		4,337,841
	Sweden—2.9%
3,041	Assa Abloy AB, Class B	49,672
3,214	Atlas Copco AB, Class A	37,940
2,656	Atlas Copco AB, Class B	27,890
7,930	Boliden AB	84,630
8,106	Electrolux AB, Series B *	150,208
1,267	Hennes & Mauritz AB, Class B	74,608
1,452	Holmen AB, Class B	39,562
2,241	Husqvarna AB, Class A *	13,073
6,534	Husqvarna AB, Class B *	40,808
4,791	Industrivarden AB, Class A	50,637
2,100	Industrivarden AB, Class C	20,178
6,895	Investor AB, Class B	121,616
3,428	Kinnevik Investment AB, Class B	45,642
350	Lundbergforetagen AB, Class B	14,749
4,918	NCC AB, Class B	49,954
57,513	Nordea Bank AB	552,607
12,252	Sandvik AB	115,620
79,755	SAS AB *	39,958
8,256	Scania AB, Class B	95,759
4,448	Securitas AB, Class B	41,517
62,123	Skandinaviska Enskilda Banken AB, Class A *	343,645
8,713	Skanska AB, Class B	121,092
5,097	SKF AB, Class B	75,735
3,360	SSAB Svenskt Stal AB, Series A	43,584
1,160	SSAB Svenskt Stal AB, Series B	13,733
13,708	Svenska Cellulosa AB, Class B	174,518
7,153	Svenska Handelsbanken AB, Class A	173,295
20,520	Swedbank AB, Class A	157,027
4,644	Tele2 AB, Class B	61,896

20,245	Telefonaktiebolaget LM Ericsson, Class B	$196,745
20,257	TeliaSonera AB	128,739
12,819	Volvo AB, Class A	90,178
27,449	Volvo AB, Class B	198,747
		3,445,562
	Switzerland—4.4%
8,238	ABB Ltd.	149,413
1,755	Adecco S.A.	83,979
577	Baloise Holding AG	45,677
75	BKW FMB Energie AG	5,763
7,983	Clariant AG *	59,339
5,131	Compagnie Financiere Richemont S.A.	125,194
15,015	Credit Suisse Group AG	704,537
36	Givaudan S.A.	23,900
104	Helvetia Holding AG	28,772
3,144	Holcim Ltd. *	189,589
1,158	Julius Baer Holding AG	54,766
319	Kuehne & Nagel International AG	26,380
15,016	Nestle S.A.	613,616
11,086	Novartis AG	504,111
338	Panalpina Welttransport Holding AG	25,752
513	Pargesa Holding S.A.	37,394
1,947	Petroplus Holdings AG *	30,682
2,524	Roche Holding AG	395,163
140	Schindler Holding AG	8,976
95	Schindler Holding AG Participant Certificates	6,091
14	SGS S.A.	16,416
175	Swatch Group AG-Bearer	31,756
396	Swatch Group AG-Registered	14,589
1,978	Swiss Life Holding AG	196,835
15,253	Swiss Reinsurance	581,067
116	Swisscom AG	37,804
256	Syngenta AG	58,657
85	Synthes, Inc.	9,485
44,507	UBS AG *	645,532
2,080	Zurich Financial Services AG	405,854
		5,117,089
	United Kingdom—21.6%
37,647	3i Group PLC	170,856
16,769	Aegis Group PLC	22,935
2,609	AMEC PLC	30,494
3,463	Amlin PLC	19,089
15,066	Anglo American PLC	482,059
3,191	Antofagasta PLC	40,047
2,674	Arriva PLC	19,229
3,685	Associated British Foods PLC	48,629
8,765	AstraZeneca PLC	407,305
75,780	Aviva PLC	440,654
22,545	BAE Systems PLC	114,744
4,616	Balfour Beatty PLC	23,398
470,007	Barclays PLC	2,355,525
30,030	Barratt Developments PLC *	98,824
8,381	BG Group PLC	138,805
26,694	BHP Billiton PLC	691,700
202,836	BP PLC	1,671,943
26,744	Bradford & Bingley PLC *	—
17,938	British Airways PLC *	42,348
8,260	British American Tobacco PLC	254,432
13,686	British Land Co. PLC REIT	98,699
5,355	British Sky Broadcasting Group PLC	48,473

210,781	BT Group PLC	$442,570
2,502	Bunzl PLC	21,486
19,387	Cable & Wireless PLC	46,347
11,660	Cadbury PLC	114,243
7,919	Carnival PLC	228,960
5,289	Carphone Warehouse Group (The) PLC	15,739
33,406	Centrica PLC	121,979
16,914	Compass Group PLC	90,432
4,152	Daily Mail & General Trust PLC, Class A	20,650
13,602	Diageo PLC	211,520
5,479	Drax Group PLC	36,356
328,598	DSG International PLC	149,811
3,142	easyJet PLC *	15,744
37,113	Enterprise Inns PLC	87,677
2,921	Eurasian Natural Resources Corp.	41,816
4,708	Experian PLC	38,557
6,768	Firstgroup PLC	37,195
51,237	Friends Provident PLC	59,588
9,538	G4S PLC	33,760
62,313	GKN PLC	106,146
31,129	GlaxoSmithKline PLC	592,967
9,368	Hammerson PLC REIT	53,542
16,696	Henderson Group PLC	29,133
18,109	Home Retail Group PLC	94,269
230,108	HSBC Holdings PLC	2,310,843
3,958	ICAP PLC	29,790
4,981	Imperial Tobacco Group PLC	141,290
419,165	Inchcape PLC	191,101
5,139	InterContinental Hotels Group PLC	57,849
10,501	International Power PLC	44,437
8,846	Invensys PLC	37,837
10,867	Investec PLC	72,784
113,740	ITV PLC	75,897
23,666	J Sainsbury PLC	124,570
2,425	Johnson Matthey PLC	56,927
5,242	Kazakhmys PLC	74,434
15,926	Kesa Electricals PLC	34,390
61,752	Kingfisher PLC	217,804
39,931	Ladbrokes PLC	116,180
17,675	Land Securities Group PLC REIT	156,475
242,468	Legal & General Group PLC	259,073
12,059	Liberty International PLC REIT	87,165
434,447	Lloyds Banking Group PLC	612,211
26,253	Logica PLC	44,068
1,971	London Stock Exchange Group PLC	23,265
1,752	Lonmin PLC *	40,112
18,341	Man Group PLC	84,150
21,705	Marks & Spencer Group PLC	124,413
12,830	Mitchells & Butlers PLC *	55,356
23,056	Mondi PLC	101,292
5,400	National Express Group PLC	30,237
19,968	National Grid PLC	184,885
1,724	Next PLC	48,731
1,346	Northern Rock PLC *	—
209,922	Old Mutual PLC	333,472
6,603	Pearson PLC	75,916
7,877	Persimmon PLC	58,798
117,470	Premier Foods PLC *	75,465
48,382	Prudential PLC	359,542
104,078	Punch Taverns PLC *	181,173
20,595	Rank Group PLC *	26,547
1,787	Reckitt Benckiser Group PLC	85,204
3,212	Reed Elsevier PLC	22,538
38,960	Rentokil Initial PLC	62,652

10,167	Rexam PLC	$39,779
13,620	Rio Tinto PLC	562,013
14,182	Rolls-Royce Group PLC	97,397
1,025,350	Royal Bank of Scotland Group PLC *	762,309
45,574	Royal Dutch Shell PLC, Class A	1,187,723
34,847	Royal Dutch Shell PLC, Class B	897,763
31,427	RSA Insurance Group PLC	65,960
6,911	SABMiller PLC	158,914
7,928	Sage Group (The) PLC	25,682
1,137	Schroders PLC	18,426
539	Schroders PLC Ntvg	7,435
6,598	Scottish & Southern Energy PLC	121,089
26,875	Segro PLC REIT	122,971
2,362	Severn Trent PLC	37,925
1,853	Shire PLC	27,279
2,842	Smith & Nephew PLC	22,404
2,854	Smiths Group PLC	34,067
16,141	Standard Chartered PLC	380,250
35,628	Standard Life PLC	116,832
7,869	Tate & Lyle PLC	47,975
519,609	Taylor Wimpey PLC *	335,958
61,590	Tesco PLC	375,243
7,492	Thomas Cook Group PLC	26,953
4,225	Thomson Reuters PLC	134,135
18,508	Tomkins PLC	54,310
7,847	Travis Perkins PLC	105,960
38,210	Trinity Mirror PLC	51,786
14,361	TUI Travel PLC	54,045
16,825	Unilever PLC	440,714
4,148	United Business Media Ltd.	29,175
9,954	United Utilities Group PLC	74,384
2,158	Vedanta Resources PLC	63,110
547,995	Vodafone Group PLC	1,114,721
2,814	Whitbread PLC	40,377
13,180	William Hill PLC	40,096
20,610	William Morrison Supermarkets PLC	92,084
14,804	Wolseley PLC *	328,627
17,326	WPP PLC	132,633
35,317	Xstrata PLC	473,203
109,712	Yell Group PLC *	55,930
		25,387,185
	Total Common Stocks and Other Equity Interests (Cost $112,280,335)	116,446,981

	Preferred Stocks—0.5%
	Germany—0.4%
779	Fresenius SE	43,934
1,895	Henkel AG & Co. KGaA	69,315
2,435	Porsche Automobil Holding SE	157,904
8,772	ProSiebenSat.1 Media AG	55,218
1,985	Volkswagen AG	154,755
		481,126
	Italy—0.1%
6,598	EXOR SpA	62,768
46,653	Unipol Gruppo Finanziario SpA *	38,164
		100,932

	Total Preferred Stocks (Cost $637,999)	$582,058

	Rights—0.0%
	Belgium—0.0%
9,214	Fortis Rights S.A., expiring 12/31/49 *	—

	United Kingdom—0.0%
3,697	Rexam PLC Rights, expiring 08/18/09 *	5,271

	Total Rights (Cost $0)	5,271

	Total Investments (Cost $112,918,334)(a)—99.8%	117,034,310
	Other assets less liabilities—0.2%	214,798

	Net Assets—100.0%	$117,249,108

REIT Real Estate Investment Trust

VVPR Voter Verified Paper Record

*  Non-Income producing security.

(a)  At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $113,642,768.  The net unrealized appreciation was $3,391,542, which consisted of aggregate gross unrealized appreciation of $13,264,412 and aggregate gross unrealized depreciation of $9,872,870.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests—99.6%
	Australia—9.3%
44,362	Abacus Property Group REIT	$13,093
2,473	ABB Grain Ltd.	18,318
10,842	ABC Learning Centres Ltd.*	—
6,940	Adelaide Brighton Ltd.	14,366
11,282	Alesco Corp. Ltd.	41,456
49,735	Alumina Ltd.	70,704
1,452	Ansell Ltd.	11,154
6,602	APN News & Media Ltd.	10,236
6,195	Aristocrat Leisure Ltd.	22,146
1,463	ASX Ltd.	45,707
58,488	Australand Property Group REIT	23,096
22,738	Australian Pharmaceutical Industries Ltd.	11,058
4,474	Australian Worldwide Exploration Ltd.	9,931
34,655	AWB Ltd.	38,030
3,252	Bank of Queensland Ltd.	30,415
11,551	Beach Petroleum Ltd.	8,162
5,131	Bendigo and Adelaide Bank Ltd.	34,978
2,149	Billabong International Ltd.	16,436
142,946	Boart Longyear Group	35,057
7,101	Centennial Coal Co., Ltd.	17,651
528,206	Centro Retail Group REIT	42,595
14,423	Challenger Financial Services Group Ltd.	32,255
200	Cochlear Ltd.	9,251
31,605	Commonwealth Property Office Fund REIT	22,202
3,165	Computershare Ltd.	25,865
1,503	Corporate Express Australia Ltd.	4,773
2,080	Crane Group Ltd.	19,004
33,813	CSR Ltd.	52,145
8,377	David Jones Ltd.	35,796
6,400	Downer EDI Ltd.	34,531
81,092	Elders Ltd.	25,618
35,105	Emeco Holdings Ltd.	16,052
37,154	Envestra Ltd.	16,062
2,689	Flight Centre Ltd.	21,684
30,929	Goodman Fielder Ltd.	35,612
20,105	Gunns Ltd.	16,046
5,214	GWA International Ltd.	12,354
10,934	Harvey Norman Holdings Ltd.	29,815
3,106	Healthscope Ltd.	11,232
7,393	Hills Industries Ltd.	10,602
3,241	Iluka Resources Ltd.	8,487
334,580	ING Industrial Fund REIT	75,101
92,781	ING Office Fund REIT	37,410
5,282	IOOF Holdings Ltd.	20,858
3,226	MacArthur Coal Ltd.	21,026
252,838	Macquarie CountryWide Trust REIT	110,353
258,741	Macquarie Office Trust REIT	50,550
50,449	Minara Resources Ltd.	46,554
18,270	Mount Gibson Iron Ltd.*	18,151
1,356	New Hope Corp. Ltd.	6,020
1,203	Newcrest Mining Ltd.	30,003

2,021	Nufarm Ltd.	$18,213
37,210	OZ Minerals Ltd.	34,647
176,003	Pacific Brands Ltd.	174,122
3,631	Paladin Energy Ltd.*	13,765
743	Perpetual Ltd.	20,699
2,671	Platinum Asset Management Ltd.	10,148
30,297	PMP Ltd.	10,579
3,740	Primary Health Care Ltd.	17,319
1,250	Ramsay Health Care Ltd.	10,911
1,890	Seven Network Ltd.	10,025
19,366	Sigma Pharmaceuticals Ltd.	20,849
2,776	Sonic Healthcare Ltd.	27,003
10,261	Spotless Group Ltd.	21,582
11,526	Straits Resources Ltd. *	22,231
20,554	Sunland Group Ltd.	14,695
11,403	Ten Network Holdings Ltd.	12,087
8,420	Transfield Services Ltd.	19,600
5,621	Transpacific Industries Group Ltd.	5,654
2,707	United Group Ltd.	27,028
945	West Australian Newspapers Holdings Ltd.	4,737
1,859	WorleyParsons Ltd.	39,889
		1,905,784
	Austria—1.0%
77	Agrana Beteiligungs AG	5,796
405	Andritz AG	17,656
561	A-TEC Industries AG*	7,254
13,083	Atrium European Real Estate Ltd.*	68,072
4,308	CA Immobilien Anlagen AG*	37,135
2,332	Conwert Immobilien Invest SE*	20,796
329	EVN AG	5,467
240	Flughafen Wien AG	9,255
108	Mayr Melnhof Karton AG	10,072
184	Palfinger AG	3,099
662	RHI AG*	13,938
241	Semperit AG Holding	6,577
291	Zumtobel AG	3,115
		208,232
	Belgium—1.4%
122	Ackermans & van Haaren N.V.	8,510
403	Barco N.V.	17,809
344	Bekaert S.A.	42,645
371	Brederode S.A.	7,785
114	Cofinimmo REIT	14,094
244	Compagnie d’Entreprises CFE	10,793
489	Compagnie Maritime Belge S.A.	15,793
250	Elia System Operator S.A./N.V.	9,354
433	Euronav N.V.	8,521
308	Exmar N.V.	4,493
54	Gimv N.V.	2,691
6,331	Nyrstar *	55,021
266	Omega Pharma S.A.	8,334
1,035	Recticel S.A.	5,327
5,651	RHJ International*	36,452
546	Telenet Group Holding N.V.*	12,471
480	Tessenderlo Chemie N.V.	16,761
		276,854

	Bermuda—0.7%
3,682	Aquarius Platinum Ltd.	$15,871
22,000	BW Offshore Ltd.*	25,660
17,000	C C Land Holdings Ltd.	12,766
5,247	Catlin Group Ltd.	26,966
18,000	Citic Resources Holdings Ltd.*	5,760
1,000	China Yurun Food Group Ltd.	1,582
7,000	Dockwise Ltd.*	8,130
77,000	HKC Holdings Ltd.	6,657
47,000	Macquarie International Infrastructure Fund Ltd.	12,874
10,000	Mongolia Energy Co., Ltd.*	3,845
154,000	Samling Global Ltd.	12,519
2,000	Shui On Construction and Materials Ltd.	2,839
220,000	Titan Petrochemicals Group Ltd.*	7,097
		142,566
	Canada—8.1%
2,101	AGF Management Ltd., Class B	29,752
251	Agnico-Eagle Mines Ltd.	14,671
540	Astral Media, Inc.	14,660
269	Boardwalk REIT	8,224
1,845	CAE, Inc.	12,202
1,406	Calloway REIT	18,363
1,698	Cameco Corp.	46,490
650	Canadian Apartment Properties REIT	7,948
549	Canadian REIT	12,132
736	Canadian Western Bank	12,384
3,044	Canfor Corp.*	15,514
5,693	Cascades, Inc.	27,909
483	CCL Industries, Inc., Class B	10,311
797	Centerra Gold, Inc.*	5,050
1,852	Chartwell Seniors Housing REIT	10,296
840	CML Healthcare Income Fund	10,062
464	Cogeco Cable, Inc.	12,296
594	Cominar REIT	9,373
17,752	Compton Petroleum Corp.*	19,376
346	Corus Entertainment, Inc., Class B	4,721
741	Dorel Industries, Inc., Class B	17,135
3,319	Dundee Corp., Class A*	24,560
452	Dundee REIT	6,899
1,094	DundeeWealth, Inc.	9,553
1,241	Emera, Inc.	23,819
1,766	Ensign Energy Services, Inc.	26,692
2,498	Extendicare REIT	14,349
3,216	Fairborne Energy Ltd.*	10,620
346	First Capital Realty, Inc.	5,505
647	First Quantum Minerals Ltd.	42,940
353	FirstService Corp.*	5,404
1,731	Flint Energy Services Ltd.*	16,604
1,338	Fortis, Inc.	31,510
383	Franco-Nevada Corp.	9,530
34	Gazit America, Inc.*	79
1,400	Gildan Activewear Inc*	23,258
2,720	Groupe Aeroplan, Inc.	24,682
2,963	H&R REIT	34,889
3,466	Harry Winston Diamond Corp.	20,166
1,584	Highpine Oil & Gas Ltd.*	6,315
2,913	HudBay Minerals, Inc.*	21,502
1,477	IAMGOLD Corp.	15,602
1,192	Industrial Alliance Insurance and Financial Services, Inc.	32,635
566	Inmet Mining Corp.	23,643

2,993	InnVest REIT	$10,271
6,406	Kingsway Financial Services, Inc.	20,739
383	Laurentian Bank of Canada	12,665
4,542	Linamar Corp.	47,852
43,459	Lundin Mining Corp.*	133,460
443	MacDonald Dettwiler & Associates Ltd.*	12,764
3,340	Maple Leaf Foods, Inc.	28,268
4,642	Martinrea International, Inc.*	25,763
1,697	MDS, Inc.*	10,847
3,221	Methanex Corp.	53,480
11,804	Norbord, Inc.	11,464
249	Open Text Corp.*	9,404
14,698	OPTI Canada, Inc.*	21,345
847	Paramount Resources Ltd., Class A*	5,633
818	Primaris Retail REIT	9,761
3,093	Quadra Mining Ltd.*	30,212
996	Reitmans Canada Ltd., Class A	13,128
2,690	RONA, Inc.*	34,163
1,528	Russel Metals, Inc.	23,603
712	Saputo, Inc.	15,503
467	ShawCor Ltd., Class A	8,834
11,968	Sherritt International Corp.	67,860
865	Silver Wheaton Corp.*	7,945
2,563	Sino-Forest Corp.*	34,850
803	SNC-Lavalin Group, Inc.	33,767
2,348	Thompson Creek Metals Co., Inc.*	34,142
472	TMX Group, Inc.	15,128
602	Toromont Industries Ltd.	12,000
3,293	Torstar Corp., Class B	16,144
1,543	Transat AT, Inc., Class B	15,842
2,622	Transcontinental, Inc., Class A	20,397
1,290	Trican Well Service Ltd.	11,455
4,038	Trinidad Drilling Ltd.	18,563
12,724	Uranium One, Inc.*	33,896
2,946	Viterra, Inc.*	24,716
673	West Fraser Timber Co., Ltd.	16,528
		1,652,017
	Cayman Islands—0.3%
8,000	Belle International Holdings Ltd.	8,103
46,000	Bosideng International Holdings Ltd.	6,707
20,800	China Fishery Group Ltd. *	16,876
21,000	KWG Property Holding Ltd.	16,014
12,000	Tomson Group Ltd.	5,419
11,000	Want Want China Holdings Ltd.	6,557
		59,676
	China—1.0%
17,405	Agile Property Holdings Ltd.	24,614
101,965	Brilliance China Automotive Holdings Ltd.*	14,604
8,000	BYD Electronic International Co., Ltd. *	5,264
8,000	China Dongxiang Group Co.	6,080
1,000	China High Speed Transmission Equipment Group Co., Ltd.	2,506
25,000	Country Garden Holdings Co.	11,742
15,000	Greentown China Holdings Ltd.	23,187
19,000	Kingboard Laminates Holdings Ltd.	9,807
17,000	Nine Dragons Paper Holdings Ltd.	17,526
13,500	Shimao Property Holdings Ltd.	27,139
26,150	Shui On Land Ltd.	18,524
7,000	Sinotruk Hong Kong Ltd.	8,129

17,500	Soho China Ltd.	$11,132
6,000	Stella International Holdings Ltd.	9,925
200	Tencent Holdings Ltd.	2,699
6,000	Yanlord Land Group Ltd.	11,151
		204,029
	Denmark—1.7%
261	ALK-Abello A/S	19,928
403	Alm. Brand A/S*	7,712
199	Auriga Industries, Class B	3,827
1,034	Bang & Olufsen A/S	8,623
104	Coloplast A/S, Class B	7,584
105	D/S Norden A/S	3,724
2,262	DSV A/S *	31,011
778	East Asiatic Co., Ltd. A/S	28,443
665	FLSmidth & Co. A/S *	28,743
4,182	GN Store Nord A/S *	20,068
306	H. Lundbeck A/S	5,899
1,191	Jyske Bank A/S*	43,654
444	NKT Holding A/S *	16,845
201	Novozymes A/S, Class B	17,969
165	Rockwool International A/S, Class B	12,803
308	Schouw & Co.	5,307
240	Solar A/S, Class B	9,619
1,181	Sydbank A/S *	29,683
151	Topdanmark A/S*	20,529
1,361	Torm A/S	13,735
93	William Demant Holding*	5,507
		341,213
	Finland—1.7%
1,066	Alma Media Corp.	8,267
1,870	Amer Sports Oyj, Class A	17,896
1,815	Cargotec Corp., Class B	33,837
2,808	Citycon Oyj	7,325
1,500	Finnair Oyj *	8,932
1,064	HKScan Oyj	13,275
2,568	Huhtamaki Oyj	28,835
1,899	Kemira Oyj	24,231
557	Konecranes Oyj	15,107
222	Lemminkainen Oyj	7,271
1,631	Nokian Renkaat Oyj	34,269
3,039	Oriola-KD Oyj, Class B	14,132
873	Orion Oyj, Class B	15,224
771	Outotec Oyj	18,178
427	Poyry Oyj	6,054
1,454	Ramirent Oyj *	11,647
5,639	Sponda Oyj *	16,229
701	Stockmann Oyj Abp, Class B	14,808
1,467	Tieto Oyj	25,000
1,527	Uponor Oyj	20,761
		341,278
	France—2.7%
313	Alten, Ltd.*	6,042
3,355	Altran Technologies S.A.*	9,841
92	April Group	3,545
424	Beneteau S.A.	5,804
79	BioMerieux	7,648

56	Bonduelle S.C.A.	$4,714
140	Bongrain S.A. *	8,386
589	Bourbon S.A.	24,609
309	Boursorama*	2,839
3,786	Bull S.A.*	13,795
267	Bureau Veritas S.A.	12,586
1,510	Canal Plus	10,295
318	Carbone Lorraine	9,251
490	Club Mediterranee S.A.*	7,103
277	Dassault Systemes S.A.	13,784
4,772	Derichebourg S.A.	13,937
75	EDF Energies Nouvelles S.A.	3,733
1,374	Etablissements Maurel et Prom	23,688
671	Etam Developpement S.A. *	13,214
1,609	Euro Disney S.C.A.*	7,573
84	Fimalac	4,406
3,413	Groupe Eurotunnel S.A.	20,139
662	Groupe Steria S.C.A.	15,894
70	Guyenne et Gascogne S.A.	6,997
9,045	Havas S.A.	26,057
32	Iliad S.A.	3,398
684	IMS-Intl Metal Service *	10,948
87	Ipsen S.A.	3,985
259	IPSOS	6,725
712	Kaufman & Broad S.A.	14,819
114	LISI	5,495
656	Manitou BF S.A. *	8,659
152	Mercialys S.A. REIT	5,064
246	Neopost S.A.	20,838
164	Norbert Dentressangle	8,719
401	NRJ Group *	2,718
83	Orpea *	3,923
81	Pierre & Vacances	5,710
1,116	Plastic Omnium S.A.	21,360
284	Remy Cointreau S.A.	11,181
128	Rubis	10,344
250	Saft Groupe S.A.	9,701
478	SEB S.A.	22,696
340	Societe BIC S.A.	20,278
89	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	8,870
2,193	SOITEC*	19,112
88	Sopra Group S.A.	3,762
52	Sperian Protection	3,152
196	Spir Communication *	4,335
488	Teleperformance	15,359
751	UBISOFT Entertainment*	12,761
27	Vilmorin & Cie	2,627
453	Zodiac Aerospace S.A.	17,398
		559,817
	Germany—3.6%
3,298	Aareal Bank AG *	46,665
2,211	Air Berlin PLC*	10,564
729	Alstria Office AG REIT	5,798
880	Aurubis AG	30,492
190	Bauer AG	6,815
339	Bechtle AG	6,604
105	Carl Zeiss Meditec AG	1,468
382	Comdirect Bank AG	3,287
317	Demag Cranes AG	7,820
345	Deutsche Euroshop AG	10,418

866	Deutsche Wohen AG*	$13,076
5,086	Deutz AG*	24,227
1,275	DIC Asset AG	8,948
515	Draegerwerk AG & Co. KGaA	14,705
323	Duerr AG	4,763
794	ElringKlinger AG	15,152
58	Fielmann AG	3,806
1,902	Freenet AG*	23,325
182	Fuchs Petrolub AG	10,646
133	GfK SE	3,055
1,508	Gildemeister AG	16,120
254	Hamburger Hafen und Logistik AG	11,595
298	Indus Holding AG	4,221
71	Interseroh SE	4,399
3,231	IVG Immobilien AG *	22,308
1,201	Jenoptik AG*	5,874
719	Koenig & Bauer AG *	9,378
201	Krones AG	7,763
766	KUKA AG *	11,392
18	KWS Saat AG	3,052
1,436	Leoni AG	27,871
894	Medion AG	10,165
885	MLP AG	11,982
518	MPC Muenchmeyer Petersen Capital AG *	3,819
579	MTU Aero Engines Holding AG	20,932
125	MVV Energie AG	5,533
1,138	Pfleiderer AG *	9,487
3,893	Praktiker Bau- und Heimwerkermaerkte AG	38,801
16,980	Premiere AG*	70,775
60	Puma AG Rudolf Dassler Sport	15,127
546	Q-Cells SE *	9,777
36	Rational AG	4,389
524	Rhoen Klinikum AG	11,998
647	SGL Carbon SE*	21,180
397	Sixt AG	9,394
70	Software AG	5,210
353	Solarworld AG	8,538
884	Stada Arzneimittel AG	21,356
1,826	Symrise AG	29,228
275	Takkt AG	3,404
703	United Internet AG *	8,920
75	Vossloh AG	8,653
401	Wincor Nixdorf AG	21,411
		725,686
	Gibraltar—0.0%
2,062	PartyGaming PLC *	8,751

	Greece—0.9%
3,611	Agricultural Bank of Greece*	8,498
8,254	Alapis Holding Industrial and Commercial S.A.	11,585
331	Athens Water Supply & Sewage Co. S.A. (The)	3,233
738	Babis Vovos International Construction S.A. *	4,290
1,762	Ellaktor S.A.	14,514
2,039	Elval Aluminium Process Co.*	4,047
1,728	Emporiki Bank of Greece S.A.*	12,862
221	Eurobank Properties Real Estate Investment Co. REIT	2,397
2,342	Halcor S.A.*	5,279
6,491	Intracom Holdings S.A.*	15,921
1,698	Intralot S.A.-Integrated Lottery Systems & Services	10,520
1,088	Motor Oil (Hellas) Corinth Refineries S.A.	12,649

1,769	Mytilineos Holdings S.A.	$15,198
1,155	Sidenor Steel Products Manufacturing Co. S.A. *	8,679
922	Titan Cement Co. S.A.	26,615
1,995	TT Hellenic Postbank S.A.*	14,679
2,616	Viohalco	17,802
		188,768
	Guernsey—0.0%
958	Gottex Fund Management Holdings Ltd.	7,103

	Hong Kong—4.7%
2,212	ASM Pacific Technology Ltd.	15,013
1,355	Beijing Enterprises Holdings Ltd.	6,810
935	Cafe de Coral Holdings Ltd.	1,974
34,213	Champion REIT	13,685
22,587	Chaoda Modern Agriculture Holdings Ltd.	15,272
12,000	China Agri-Industries Holdings Ltd.	8,888
4,000	China Everbright Ltd.	12,516
24,532	China Foods Ltd.	15,162
2,000	China Insurance International Holdings Co., Ltd. *	6,039
6,134	China Mengniu Dairy Co., Ltd. *	14,690
4,000	China Merchants China Direct Investments Ltd.*	9,104
20,715	China Power International Development Ltd. *	7,431
5,168	China Resources Land Ltd.	12,630
37,799	China Travel International Investment Hong Kong Ltd.	9,413
1,392	Chong Hing Bank Ltd.	2,493
6,000	Chow Sang Sang Holdings	5,249
17,231	CNPC Hong Kong Ltd.	17,453
3,698	Dah Sing Banking Group Ltd.	4,256
2,927	Dah Sing Financial Group	13,370
33,641	Denway Motors Ltd.	16,712
19,710	Digital China Holdings Ltd.	14,166
31,328	First Pacific Co., Ltd.	20,131
8,000	Franshion Properties China Ltd.	2,797
5,495	Fubon Bank Hong Kong Ltd.	2,659
19,972	Galaxy Entertainment Group Ltd.*	6,082
25,315	Giordano International Ltd.	7,905
50,490	Global Bio-Chem Technology Group Co., Ltd.	9,837
86,760	GOME Electrical Appliances Holdings Ltd.	25,076
9,000	Great Eagle Holdings Ltd.	20,880
12,508	Guangdong Investment Ltd.	7,004
115,848	Guangzhou Investment Co., Ltd.	25,113
161,000	Henderson Investment Ltd.	14,957
1,388	Hengan International Group Co., Ltd.	8,077
21,378	HKR International Ltd. *	9,434
529	Hong Kong Aircraft Engineering Co., Ltd.	7,228
12,861	Hongkong & Shanghai Hotels, Ltd. (The)	14,769
9,104	Hopewell Highway Infrastructure Ltd.	5,568
6,715	Hopewell Holdings Ltd.	21,921
18,206	Hopson Development Holdings Ltd.	29,223
12,000	Hysan Development Co., Ltd.	32,826
7,124	Industrial and Commercial Bank of China (Asia) Ltd.	13,476
47,583	Johnson Electric Holdings Ltd. *	14,060
25,000	K Wah International Holdings Ltd.	10,290
10,000	Kingboard Chemical Holdings Ltd.	31,742
20,313	Kowloon Development Co., Ltd.	20,654
5,200	Lee & Man Paper Manufacturing Ltd.	8,172
3,500	Lifestyle International Holdings Ltd.	5,311
4,000	Mandarin Oriental International Ltd.	5,120
10,000	Melco International Development Ltd.*	6,490

16,000	Minmetals Resources Ltd. *	$4,563
24,000	New World China Land Ltd.	15,143
25,560	Pacific Basin Shipping Ltd.	19,261
14,082	Public Financial Holdings Ltd.	7,232
6,943	Road King Infrastructure Ltd.	5,527
4,136	Shanghai Industrial Holdings Ltd.	22,414
105,000	Shenzhen International Holdings Ltd.	7,858
32,902	Shenzhen Investment Ltd.	16,430
42,000	Shougang Concord International Enterprises Co., Ltd.	8,509
16,174	Shun Tak Holdings Ltd.	13,252
12,379	Sinofert Holdings Ltd.	6,772
117,347	Sinolink Worldwide Holdings Ltd.	18,927
20,000	Sino-Ocean Land Holdings Ltd.	21,368
14,708	Sinopec Kantons Holdings Ltd.	3,473
18,500	Sinotrans Shipping Ltd.	9,023
5,766	SmarTone Telecommunications Holdings Ltd.	3,943
3,000	Sun Hung Kai & Co., Ltd.	2,361
36,372	TCL Multimedia Technology Holdings Ltd.*	19,383
39,818	Techtronic Industries Co.	33,035
2,025	Television Broadcasts Ltd.	8,858
6,857	Texwinca Holdings Ltd.	5,371
20,000	Tian An China Investment	11,742
7,982	Tianjin Development Holdings Ltd.	5,634
7,386	Tingyi Cayman Islands Holding Corp.	13,685
65,357	TPV Technology Ltd.	35,503
2,000	Truly International Holdings	1,884
1,870	VTech Holdings Ltd.	13,331
1,000	Wheelock & Co., Ltd.	2,839
1,925	Wing Hang Bank Ltd.	18,467
		964,916
	Ireland—1.4%
5,876	Aer Lingus Group PLC *	3,749
11,985	C&C Group PLC	34,832
1,625	DCC PLC	34,558
757	FBD Holdings PLC	7,513
34,248	Fyffes PLC	18,451
2,255	Glanbia PLC	7,993
13,422	Grafton Group PLC	64,318
10,843	Greencore Group PLC	16,449
42,809	Independent News & Media PLC	14,324
4,724	Kingspan Group PLC	31,612
1,396	Origin Enterprises PLC*	5,245
345	Paddy Power PLC	8,538
37,473	Total Produce PLC	18,063
4,754	United Drug PLC	12,739
		278,384
	Israel—0.8%
414	Africa-Israel Investments Ltd. *	8,221
473	Blue Square-Israel Ltd.	4,319
1,814	Clal Industries and Investments *	8,658
567	Clal Insurance Enterprise Holdings Ltd.*	10,807
291	Delek Automotive Systems Ltd.	3,081
9,704	Delek Real Estate Ltd.*	11,997
305	Elbit Imaging Ltd.*	7,659
114	Elbit Systems Ltd.	7,545
653	Elco Holdings Ltd.	6,308
268	First International Bank Of Israel Ltd. (FTIN5)*	3,206
943	Gazit Globe Ltd.	6,481

145	Harel Insurance Investments & Financial Services Ltd.*	$6,188
630	Jerusalem Economy Ltd.*	4,603
279	Koor Industries Ltd.	7,755
2,708	Makhteshim-Agan Industries Ltd.	13,829
4,722	Migdal Insurance & Financial Holdings Ltd.*	7,375
1,668	Mizrahi Tefahot Bank Ltd.*	12,231
331	Nice Systems Ltd.*	9,376
247	Osem Investments Ltd.	2,981
516	Partner Communications Co., Ltd.	9,898
44	Paz Oil Co., Ltd.	6,620
58	Property & Building Corp. Ltd.	4,021
905	Shufersal Ltd.	3,594
271	Strauss Group Ltd.	3,253
		170,006
	Italy—2.6%
767	ACEA SpA	8,678
472	AcegasAps SpA	3,112
433	Ansaldo STS SpA	8,723
3,496	Arnoldo Mondadori Editore SpA *	14,708
1,297	Ascopiave SpA	2,813
957	Astaldi SpA	7,462
1,246	Autostrada Torino-Milano SpA	14,123
891	Azimut Holding SpA	9,474
1,780	Banca Popolare dell’Etruria e del Lazio	11,104
684	Banco di Desio e della Brianza SpA	4,500
5,461	Beni Stabili SpA	4,177
972	Brembo SpA	6,522
2,216	Bulgari SpA	13,596
2,871	Cementir Holding SpA	11,743
39,912	Cofide SpA*	32,085
799	Credito Artigiano SpA	2,169
2,441	Credito Emiliano SpA*	13,030
258	Danieli & Co. SpA	4,909
1,604	Danieli & Co. SpA RSP	17,056
1,324	Davide Campari-Milano SpA	11,235
2,098	DeA Capital SpA*	4,863
1,251	Enia SpA	9,382
851	Esprinet SpA	8,536
150	Fastweb*	3,898
17,234	Gemina SpA*	13,487
496	Geox SpA	3,892
1,263	Gruppo Coin SpA*	5,999
6,706	Gruppo Editoriale L’Espresso SpA *	12,208
1,924	Immobiliare Grande Distribuzione REIT	3,301
6,499	IMMSI SpA *	8,030
5,773	Impregilo SpA	21,874
3,270	Indesit Co. SpA *	20,769
1,077	Interpump Group SpA*	4,733
9,765	Iride SpA	17,928
9,561	KME Group SpA	6,961
2,349	Maire Tecnimont SpA	9,366
550	MARR SpA	4,530
391	Permasteelisa SpA*	6,713
4,583	Piaggio & C. SpA	9,460
2,637	Piccolo Credito Valtellinese Scarl	25,983
55,148	Pirelli & C. Real Estate SpA*	42,416
6,574	RCS MediaGroup SpA*	8,617
913	Recordati SpA	6,071
6,782	Risanamento SpA*	3,298
19,099	Safilo Group SpA*	11,170

86,184	Seat Pagine Gialle SpA*	$22,103
1,030	Societa Iniziative Autostradali e Servizi SpA	7,550
3,295	Sogefi SpA*	7,250
6,723	Sorin SpA*	10,208
11,916	Tiscali SpA*	5,051
104	Tod’s SpA	5,989
		532,855
	Japan—25.1%
3,000	77 Bank Ltd. (The)	17,648
100	ABC-Mart, Inc.	2,842
7	Accordia Golf Co., Ltd.	5,493
1,600	ADEKA Corp.	14,253
1,000	Aderans Holdings Co., Ltd.	13,908
1,300	Aeon Credit Service Co., Ltd.	14,721
400	Aeon Mall Co., Ltd.	8,404
600	Aica Kogyo Co., Ltd.	5,736
100	Aichi Bank Ltd. (The)	8,519
2,000	Aichi Machine Industry Co., Ltd.	5,820
2,000	Aichi Steel Corp.	7,458
1,000	Air Water, Inc.	11,019
600	Aisan Industry Co., Ltd.	5,187
1,200	Akebono Brake Industry Co., Ltd.	7,563
1,000	Akita Bank Ltd. (The)	3,698
200	Alpen Co., Ltd.	3,517
1,000	Alpine Electronics, Inc.	10,011
700	Amano Corp.	6,206
4,000	Ando Corp.	5,883
2,000	Anritsu Corp.	8,152
2,100	AOC Holdings, Inc.	19,832
400	AOKI Holdings, Inc.	4,336
1,000	Aomori Bank Ltd. (The)	3,960
1,000	Aoyama Trading Co., Ltd.	16,808
300	Arcs Co., Ltd.	4,242
1,600	Arnest One Corp.*	7,345
600	Asatsu-DK, Inc.	13,394
1,000	Asics Corp.	9,402
100	ASKUL Corp.	1,832
400	Autobacs Seven Co., Ltd.	13,572
300	Avex Group Holdings, Inc.	2,625
1,000	Awa Bank Ltd. (The)	5,767
2,000	Bando Chemical Industries Ltd.	5,483
100	Bank of Iwate Ltd. (The)	5,809
1,000	Bank of Nagoya Ltd. (The)	4,349
100	Bank of Okinawa Ltd. (The)	3,677
1,000	Bank of Saga Ltd. (The)	3,330
700	Bank of the Ryukyus Ltd.	8,052
1,500	Belluna Co., Ltd.	6,145
400	Benesse Corp.	17,228
3,500	Best Denki Co. Ltd.	17,391
36	BIC CAMERA, INC.	14,427
200	Canon Electronics, Inc.	2,964
200	Canon Finetech, Inc.	2,523
200	Capcom Co., Ltd.	4,025
200	Cawachi Ltd.	3,662
5,800	Cedyna Financial Corp.*	11,089
3,000	Central Glass Co., Ltd.	12,606
300	Chiba Kogyo Bank Ltd. (The) *	2,638
300	Chiyoda Co., Ltd.	4,169
2,000	Chiyoda Corp.	16,892
3,000	Chori Co., Ltd.	3,404

200	Chudenko Corp.	$3,191
1,000	Chuetsu Pulp & Paper Co., Ltd.	2,479
1,000	Chugoku Bank Ltd. (The)	13,404
400	Circle K Sunkus Co., Ltd.	6,282
1,500	CKD Corp.	7,705
6,000	Clarion Co., Ltd.*	5,862
400	Cleanup Corp.	2,168
1,500	CMK Corp.	15,269
300	Coca-Cola Central Japan Co., Ltd.	4,150
700	Coca-Cola West Co., Ltd.	13,626
1,500	COMSYS Holdings Corp.	17,270
7,400	CSK Holdings Corp.*	35,213
400	Culture Convenience Club Co., Ltd.	3,051
400	Daibiru Corp.	3,588
4,000	Daicel Chemical Industries Ltd.	25,337
1,000	Dai-Dan Co., Ltd.	5,284
8,000	Daido Steel Co., Ltd.	32,944
1,500	Daifuku Co., Ltd.	10,274
1,000	Daiichi Chuo Kisen Kaisha	2,647
1,000	Daiken Corp.	1,712
17,000	Daikyo, Inc.*	26,609
1,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,700
8,000	Dainippon Screen Manufacturing Co., Ltd.*	28,909
1,100	Dainippon Sumitomo Pharma Co., Ltd.	10,169
2,000	Daio Paper Corp.	17,942
1,000	Daisan Bank Ltd. (The)	2,605
3,000	Daishi Bank Ltd. (The)	11,849
1,200	DCM Japan Holdings Co., Ltd.	8,131
12,000	Denki Kagaku Kogyo Kabushiki Kaisha	38,827
100	Disco Corp.	5,210
700	Don Quijote Co., Ltd.	14,493
400	Doutor Nichires Holdings Co., Ltd.	5,509
6,000	DOWA Holdings Co., Ltd.	27,229
800	Duskin Co., Ltd.	13,833
100	DyDo Drinco, Inc.	2,910
9	eAccess Ltd.	6,949
9,000	Ebara Corp.*	28,929
6,600	EDION Corp.	38,270
1,000	Ehime Bank Ltd. (The)	2,595
2,000	Eighteenth Bank Ltd. (The)	5,652
100	Eizo Nanao Corp.	2,211
400	Exedy Corp.	9,391
1,000	Ezaki Glico Co., Ltd.	10,683
400	FamilyMart Co., Ltd.	12,942
400	Fancl Corp.	4,799
300	FCC Co., Ltd.	4,819
100	FP Corp.	4,538
200	Fuji Co., Ltd.	3,763
8,000	Fuji Fire & Marine Insurance Co., Ltd. (The) *	9,580
600	Fuji Oil Co., Ltd.	7,330
600	FUJI SOFT, INC.	12,001
1,000	Fujitec Co., Ltd.	5,284
2,000	Fujitsu General Ltd.	6,492
1,000	Fukui Bank Ltd. (The)	3,246
1,000	Fukuyama Transporting Co., Ltd.	4,633
200	Funai Electric Co., Ltd.	8,299
9,000	Furukawa Co., Ltd.	12,196
3,000	Furukawa-Sky Aluminum Corp.	5,326
600	Futaba Corp.	10,488
5,200	Futaba Industrial Co., Ltd.	20,102
9	Geo Corp.	7,062
600	Glory Ltd.	12,291

2,000	Godo Steel Ltd.	$5,504
190	Goldcrest Co., Ltd.	4,521
2,000	GS Yuasa Corp.	18,173
280	Gulliver International Co., Ltd.	16,354
2,000	Gunze Ltd.	8,551
1,000	H2O Retailing Corp.	5,788
400	Hamamatsu Photonics KK	7,828
300	Heiwa Corp.	3,227
400	Heiwado Co., Ltd.	5,261
1,000	Higashi-Nippon Bank Ltd. (The)	2,153
1,000	Higo Bank Ltd. (The)	6,082
200	Hikari Tsushin, Inc.	4,317
100	Hirose Electric Co., Ltd.	11,135
4,000	Hiroshima Bank Ltd. (The)	16,555
300	HIS Co., Ltd.	6,114
200	Hisamitsu Pharmaceutical Co., Inc.	6,870
6,000	Hitachi Cable Ltd.	19,791
200	Hitachi Information Systems Ltd.	6,030
400	Hitachi Koki Co., Ltd.	3,664
1,000	Hitachi Kokusai Electric, Inc.	7,322
600	Hitachi Maxell Ltd.	10,854
1,000	Hitachi Plant Technologies Ltd.	6,355
200	Hitachi Software Engineering Co., Ltd.	5,526
400	Hitachi Transport System Ltd.	5,046
18,500	Hitachi Zosen Corp.*	23,708
1,000	Hokkan Holdings Ltd.	2,574
3,000	Hokkoku Bank Ltd. (The)	11,062
2,000	Hokuetsu Bank Ltd. (The)	4,076
1,500	Hokuetsu Paper Mills Ltd.	7,500
300	Horiba Ltd.	7,043
1,100	Hosiden Corp.	14,201
400	House Foods Corp.	5,610
2,000	Hyakugo Bank Ltd. (The)	9,811
2,000	Hyakujushi Bank Ltd. (The)	9,412
300	Iida Home Max	4,005
600	Iino Kaiun Kaisha Ltd.	3,177
300	Inaba Denki Sangyo Co., Ltd.	6,807
3,800	Inabata & Co., Ltd.	17,364
2,000	Iseki & Co., Ltd.*	9,202
8,000	Ishihara Sangyo Kaisha Ltd.*	8,740
800	Ito En Ltd.	12,513
1,500	Itochu Enex Co., Ltd.	9,171
200	Itochu Techno-Solutions Corp.	5,988
100	Itochu-Shokuhin Co., Ltd.	3,572
3,000	Itoham Foods, Inc.	9,738
7,000	Iwatani Corp.	20,369
1,000	Iyo Bank Ltd. (The)	10,400
900	Izumi Co., Ltd.	12,253
2,000	Izumiya Co., Ltd.	11,429
7,000	Jaccs Co., Ltd.	14,486
300	Jafco Co., Ltd.	10,463
700	Japan Airport Terminal Co., Ltd.	8,133
1,000	Japan Aviation Electronics Industry Ltd.	6,555
900	Japan General Estate Co., Ltd. (The) *	—
300	Japan Petroleum Exploration Co., Ltd.	14,717
2,000	Japan Pulp & Paper Co., Ltd.	6,702
4,000	Japan Radio Co., Ltd.	9,538
1,700	Japan Securities Finance Co., Ltd.	14,054
1,000	Japan Steel Works Ltd. (The)	13,026
1,000	Japan Wool Textile Co., Ltd. (The)	7,521
1,000	JGC Corp.	17,228
1,000	J-Oil Mills, Inc.	3,320

3,900	Joint Corp.*	$—
1,000	Joshin Denki Co., Ltd.	8,267
8,000	Juki Corp.	9,748
4,000	Juroku Bank Ltd. (The)	14,286
300	Kadokawa Group Holdings, Inc.	7,201
800	Kaga Electronics Co., Ltd.	9,664
1,000	Kagawa Bank Ltd. (The)	4,286
700	Kagome Co., Ltd.	12,265
1,000	Kagoshima Bank Ltd. (The)	7,837
1,000	Kamei Corp.	6,145
2,000	Kamigumi Co., Ltd.	16,577
1,000	Kandenko Co., Ltd.	6,597
2,000	Kansai Paint Co., Ltd.	15,337
4,000	Kansai Urban Banking Corp.	6,723
1,000	Kanto Auto Works Ltd.	8,950
800	Kasumi Co., Ltd.	3,731
600	Kato Sangyo Co., Ltd.	9,587
8,000	Kayaba Industry Co., Ltd.	18,320
3,000	Keihan Electric Railway Co., Ltd.	13,015
900	Keihin Corp.	13,529
2,000	Keihin Electric Express Railway Co., Ltd.	16,577
2,000	Keisei Electric Railway Co., Ltd.	12,417
1,000	Keiyo Bank Ltd. (The)	5,547
400	Keiyo Co., Ltd.	1,958
2,000	Kikkoman Corp.	23,258
100	Kintetsu World Express, Inc.	2,427
1,000	Kitz Corp.	3,992
8,000	Kiyo Holdings, Inc.	9,748
200	Kobayashi Pharmaceutical Co., Ltd.	7,668
600	Kohnan Shoji Co., Ltd.	5,830
1,000	Koito Manufacturing Co., Ltd.	14,602
3,200	Kojima Co., Ltd.	16,068
600	Komeri Co., Ltd.	16,450
1,100	Komori Corp.	11,890
1,100	Konami Corp.	23,284
200	Kose Corp.	4,059
800	K’s Holdings Corp.	23,615
12,000	Kumagai Gumi Co., Ltd. *	9,832
4,000	Kurabo Industries Ltd.	8,236
2,000	KUREHA Corp.	11,513
7,000	Kurimoto Ltd.*	7,353
600	Kurita Water Industries Ltd.	19,791
800	Kuroda Electric Co., Ltd.	10,900
2,000	Kyodo Printing Co., Ltd.	6,681
300	Kyoei Steel Ltd.	7,437
1,100	Kyowa Exeo Corp.	10,700
1,000	Kyowa Hakko Kirin Co., Ltd.	11,450
1,000	Kyudenko Corp.	6,103
200	Life Corp.	3,330
500	Lintec Corp.	9,712
2,000	Lion Corp.	9,559
200	Mabuchi Motor Co., Ltd.	9,980
200	Macnica, Inc.	3,343
4,000	Maeda Corp.	12,564
1,000	Maeda Road Construction Co., Ltd.	8,698
3,000	Makino Milling Machine Co., Ltd.	9,832
2,000	Marudai Food Co., Ltd.	5,042
1,000	Maruetsu, Inc. (The)	4,790
14,000	Maruha Nichiro Holdings, Inc.	20,883
600	Maruichi Steel Tube Ltd.	11,484
1,000	Marusan Securities Co., Ltd.	6,870
700	Matsui Securities Co., Ltd.	6,640

400	Matsumotokiyoshi Holdings Co., Ltd.	$8,950
3,000	Meidensha Corp.	17,869
1,000	MEIJI Holdings Co., Ltd.*	40,129
400	Meitec Corp.	7,252
1,000	Mie Bank Ltd. (The)	3,624
800	Mikuni Coca-Cola Bottling Co., Ltd.	6,547
2,000	Minato Bank Ltd. (The)*	2,836
5,000	Minebea Co., Ltd.	20,222
200	Ministop Co., Ltd.	3,256
300	Miraca Holdings, Inc.	7,453
5,600	Misawa Homes Co., Ltd.*	20,883
300	MISUMI Group, Inc.	4,888
2,000	Mitsuba Corp.*	7,164
1,000	Mitsubishi Logistics Corp.	12,333
7,000	Mitsubishi Paper Mills Ltd.	9,853
2,000	Mitsubishi Steel Manufacturing Co., Ltd.	4,412
12,000	Mitsui Engineering & Shipbuilding Co., Ltd.	30,253
1,000	Mitsui Home Co., Ltd.	5,631
1,000	Mitsui-Soko Co., Ltd.	3,971
1,200	Mitsumi Electric Co., Ltd.	29,434
300	Mitsuuroko Co., Ltd.	1,818
200	Miura Co., Ltd.	4,801
1,000	Miyazaki Bank Ltd. (The)	3,908
3,000	Mizuho Investors Securities Co., Ltd.*	3,656
1,000	Mizuno Corp.	4,486
15	Monex Group, Inc.	6,776
1,000	Mori Seiki Co., Ltd.	11,272
3,000	Morinaga & Co., Ltd.	6,271
5,000	Morinaga Milk Industry Co., Ltd.	20,642
700	Musashi Seimitsu Industry Co., Ltd.	13,773
300	Musashino Bank Ltd. (The)	10,494
6,000	Nachi-Fujikoshi Corp.	12,291
3,000	Nakayama Steel Works Ltd.	6,397
2,000	Nanto Bank Ltd. (The)	11,744
200	NEC Fielding Ltd.	2,849
400	NEC Networks & System Integration Corp.	5,126
3	NET One Systems Co., Ltd.	5,266
4,000	NHK Spring Co., Ltd.	28,783
4,000	Nice Holdings, Inc.	8,026
2,000	Nichias Corp.	6,450
1,100	Nichicon Corp.	16,582
300	Nichiha Corp.	2,291
400	Nichii Gakkan Co.	4,320
4,000	Nichirei Corp.	15,169
800	NIFCO, Inc.	14,539
300	Nihon Kohden Corp.	4,163
1,000	Nihon Unisys Ltd.	8,708
1,000	Nippo Corp.	7,900
3,000	Nippon Chemi-Con Corp.	10,715
3,000	Nippon Coke & Engineering Co., Ltd.	3,593
1,000	Nippon Flour Mills Co., Ltd.	4,790
2,000	Nippon Kayaku Co., Ltd.	16,492
26,000	Nippon Light Metal Co., Ltd.*	25,400
4,000	Nippon Metal Industry Co., Ltd.	8,362
2,000	Nippon Paint Co., Ltd.	10,316
1,000	Nippon Road Co., Ltd. (The)	2,479
1,000	Nippon Seiki Co., Ltd.	12,238
2,000	Nippon Shokubai Co., Ltd.	16,303
2,000	Nippon Soda Co., Ltd.	9,790
6,800	Nippon Suisan Kaisha Ltd.	18,572
3,500	Nippon Yakin Kogyo Co., Ltd.	17,942
400	Nipro Corp.	8,202

15,000	NIS Group Co., Ltd.*	$7,091
17,000	Nishimatsu Construction Co., Ltd.	23,216
8,000	Nishi-Nippon City Bank Ltd. (The)	20,169
3,000	Nishi-Nippon Railroad Co., Ltd.	11,188
600	Nishio Rent All Co., Ltd.	5,162
2,000	Nissan Chemical Industries Ltd.	26,767
1,000	Nissan Shatai Co., Ltd.	9,160
2,000	Nissay Dowa General Insurance Co., Ltd.	9,328
1,200	Nissen Holdings Co., Ltd.	3,807
200	Nissha Printing Co., Ltd.	10,862
1,000	Nisshin Oillio Group Ltd. (The)	5,294
2,000	Nisshinbo Holdings, Inc.	25,443
1,000	Nissin Corp.	2,511
600	Nissin Foods Holdings Co., Ltd.	19,035
900	Nissin Kogyo Co., Ltd.	12,631
100	Nitori Co., Ltd.	7,122
1,000	Nittetsu Mining Co., Ltd.	4,338
3,000	Nitto Boseki Co., Ltd.	5,294
2,000	NOF Corp.	8,887
1,100	Nomura Research Institute Ltd.	27,097
1,000	Noritake Co., Ltd.	3,330
300	Noritsu Koki Co., Ltd.	2,581
600	Noritz Corp.	6,681
200	NS Solutions Corp.	3,542
9	NTT Urban Development Corp.	8,471
30	Obic Co., Ltd.	5,090
2,000	Ogaki Kyoritsu Bank Ltd. (The)	8,782
1,000	Oita Bank Ltd. (The)	4,990
1,000	Okamura Corp.	6,208
1,000	Okasan Securities Group, Inc.	5,084
100	Okinawa Electric Power Co., Inc. (The)	5,242
2,000	OKUMA Corp.	8,971
3,000	Okumura Corp.	12,448
2,000	Onward Holdings Co., Ltd.	14,139
100	Oracle Corp. Japan	4,002
13,500	Orient Corp.*	15,883
1,200	OSG Corp.	10,954
200	Otsuka Corp.	10,379
4	Pacific Golf Group International Holdings KK	2,265
2,000	Pacific Metals Co., Ltd.	15,862
1,000	PanaHome Corp.	5,820
800	Parco Co., Ltd.	6,933
400	Paris Miki, Inc.	3,895
700	Park24 Co., Ltd.	5,824
4	Pasona Group, Inc.	2,698
9,500	Penta-Ocean Construction Co., Ltd.*	12,874
200	Plenus Co., Ltd.	2,893
7,000	Press Kogyo Co., Ltd.	12,207
7,000	Prima Meat Packers Ltd.	7,868
1,500	Q.P. Corp.	15,568
2,000	Rengo Co., Ltd.	12,480
600	Resorttrust, Inc.	6,719
2,000	Riken Corp.	6,261
200	Rinnai Corp.	8,677
400	Roland Corp.	4,702
700	Round One Corp.	6,456
300	Royal Holdings Co., Ltd.	3,243
5,000	Ryobi Ltd.	12,868
1,000	Ryoden Trading Co., Ltd.	5,851
200	Ryohin Keikaku Co., Ltd.	8,257
600	Ryosan Co., Ltd.	15,316
800	Ryoyo Electro Corp.	6,807

2,000	Sagami Railway Co., Ltd.	$8,362
2,000	Saibu Gas Co., Ltd.	5,315
1,000	Sakai Chemical Industry Co., Ltd.	4,212
100	San-A Co., Ltd.	3,666
1,000	San-Ai Oil Co., Ltd.	4,664
7,000	Sanden Corp.*	19,560
300	Sangetsu Co., Ltd.	6,413
1,000	San-in Godo Bank Ltd. (The)	9,370
4,000	Sanken Electric Co., Ltd.	15,715
1,000	Sanki Engineering Co., Ltd.	7,805
15,000	Sankyo-Tateyama Holdings, Inc.*	13,394
4,000	Sankyu, Inc.	15,085
900	Sanshin Electronics Co., Ltd.	7,942
300	Santen Pharmaceutical Co., Ltd.	9,312
4,000	Sanwa Holdings Corp.	14,413
1,000	Sanyo Chemical Industries Ltd.	5,610
1,000	Sanyo Shokai Ltd.	3,298
3,000	Sanyo Special Steel Co., Ltd.	12,133
4,000	Sapporo Holdings Ltd.	24,036
253	SBI Holdings, Inc.	50,843
3,000	Seiko Holdings Corp.	7,689
3,000	Seino Holdings Co., Ltd.	23,351
1,000	Senko Co., Ltd.	3,666
121,210	SFCG Co., Ltd. *	—
2,000	Shiga Bank Ltd. (The)	12,270
1,000	Shikoku Bank Ltd. (The)	3,603
300	Shima Seiki Manufacturing Ltd.	7,516
700	Shimachu Co., Ltd.	14,780
1,000	Shimadzu Corp.	7,710
200	Shimamura Co., Ltd.	17,984
300	Shimano, Inc.	12,228
800	Shin-Etsu Polymer Co., Ltd.	5,067
800	Shinko Electric Industries	12,547
7,000	Shinko Securities Co., Ltd.	25,443
700	Shinko Shoji Co., Ltd.	6,302
2,000	Shinmaywa Industries Ltd.	7,269
1,000	Shinwa Kaiun Kaisha Ltd.	2,899
1,000	Shionogi & Co., Ltd.	20,579
500	Shizuoka Gas Co., Ltd.	3,241
3,300	Showa Corp.	18,546
1,000	Showa Sangyo Co., Ltd.	3,025
800	Sintokogio Ltd.	5,572
8	SKY Perfect JSAT Holdings, Inc.	2,983
3,000	Snow Brand Milk Products Co., Ltd.	9,832
900	Sohgo Security Services Co., Ltd.	10,107
300	Square Enix Holdings Co., Ltd.	6,634
1,700	Stanley Electric Co., Ltd.	35,072
600	Star Micronics Co., Ltd.	6,070
1,000	Starzen Co., Ltd.	2,311
200	Sugi Holdings Co., Ltd.	4,233
300	Sumisho Computer Systems Corp.	5,033
3,000	Sumitomo Bakelite Co., Ltd.	16,797
11,000	Sumitomo Light Metal Industries Ltd.*	10,746
12,800	Sumitomo Mitsui Construction Co., Ltd.*	13,043
6,000	Sumitomo Osaka Cement Co., Ltd.	11,345
90	Sumitomo Real Estate Sales Co., Ltd.	3,990
2,000	Sumitomo Warehouse Co., Ltd. (The)	8,425
100	Sundrug Co., Ltd.	2,222
1,000	Suruga Bank Ltd.	10,568
7,000	SWCC Showa Holdings Co., Ltd.*	8,162
100	Sysmex Corp.	3,813
1,100	Tachi-S Co., Ltd.	9,961

1,000	Tadano Ltd.	$4,769
1,000	Taihei Kogyo Co., Ltd.	2,941
300	Taikisha Ltd.	3,281
2,000	Taiyo Nippon Sanso Corp.	19,119
2,000	Taiyo Yuden Co., Ltd.	27,207
100	Takamatsu Construction Group Co., Ltd.	1,586
2,000	Takara Holdings, Inc.	13,257
1,000	Takara Standard Co., Ltd.	5,904
1,000	Takasago Thermal Engineering Co., Ltd.	8,792
200	Tecmo Koei Holdings Co., Ltd *	1,529
6,000	Tekken Corp.*	5,799
3	T-GAIA Corp.	4,500
1,400	THK Co., Ltd.	22,854
4,000	Toa Corp.	5,210
3,000	Toagosei Co., Ltd.	9,045
1,000	Tochigi Bank Ltd. (The)	4,790
6,000	Toda Corp.	22,753
1,000	Toei Co., Ltd.	5,221
1,000	Toho Bank Ltd. (The)	4,496
900	Toho Co., Ltd. (Tokyo)	15,921
1,500	Toho Holdings Co., Ltd.	20,090
2,000	Toho Zinc Co., Ltd.	8,299
2,000	Tokai Carbon Co., Ltd.	10,652
1,000	Tokai Corp.	4,486
1,000	Tokai Rika Co., Ltd.	19,854
800	Tokai Rubber Industries Ltd.	10,127
4,000	Tokai Tokyo Financial Holdings, Inc.	14,581
110	Token Corp.	3,409
2,000	Tokushu Tokai Holdings Co., Ltd.	5,315
2,000	Tokuyama Corp.	15,043
2,000	Tokyo Dome Corp.	6,303
500	Tokyo Ohka Kogyo Co., Ltd.	10,636
700	Tokyo Seimitsu Co., Ltd.	9,648
1,600	Tokyo Steel Manufacturing Co., Ltd.	17,648
1,000	Tokyo Style Co., Ltd.	8,005
6,000	Tokyo Tatemono Co., Ltd.	29,246
400	Tokyo Tomin Bank Ltd. (The)	7,437
2,060	Tokyu Construction Co., Ltd.*	6,146
1,000	Tomoku Co., Ltd.	2,195
1,000	Tomy Co., Ltd.	8,835
1,000	Tonami Holdings Co., Ltd.	2,773
900	Topcon Corp.	4,784
300	Toppan Forms Co., Ltd.	3,757
300	Topre Corp.	2,553
7,000	Topy Industries Ltd.	16,398
1,000	Toshiba Machine Co., Ltd.	3,645
3,000	Toshiba TEC Corp.	12,795
15,000	Toyo Construction Co., Ltd.	8,509
1,000	Toyo Engineering Corp.	3,109
4,000	Toyo Ink Manufacturing Co., Ltd.	13,026
1,000	Toyo Kohan Co., Ltd.	3,855
9,000	Toyo Tire & Rubber Co., Ltd.*	19,570
12,000	Toyobo Co., Ltd.	22,438
800	transcosmos, Inc.*	10,085
500	Trend Micro, Inc.	17,175
300	Trusco Nakayama Corp.	4,743
1,100	TS Tech Co., Ltd.	21,319
3,000	Tsubakimoto Chain Co.	10,305
200	Tsumura & Co.	6,429
100	Tsuruha Holdings, Inc.	3,151
3	TV Asahi Corp.	4,582
1,000	Uchida Yoko Co., Ltd.	3,477

500	Ulvac, Inc.	$13,420
100	Unicharm Corp.	8,047
4,000	Uniden Corp.*	11,513
600	Unipres Corp.	7,639
11,000	Unitika Ltd.*	9,822
300	USC Corp.	3,495
800	Ushio, Inc.	15,001
200	USS Co., Ltd.	12,438
900	Valor Co., Ltd.	7,412
700	VITAL KSK HOLDINGS, Inc.*	3,809
1,000	Wacoal Holdings Corp.	12,784
200	Xebio Co., Ltd.	4,317
200	Yachiyo Bank Ltd. (The)	5,788
1,200	Yakult Honsha Co., Ltd.	26,284
1,000	Yamagata Bank Ltd. (The)	5,378
2,000	Yamaguchi Financial Group, Inc.	27,207
1,000	Yamanashi Chuo Bank Ltd. (The)	5,126
600	Yamatake Corp.	13,110
400	Yamato Kogyo Co., Ltd.	12,396
1,800	Yamazen Corp.	7,582
100	Yaoko Co., Ltd.	3,115
3,000	Yaskawa Electric Corp.	21,209
2,000	Yodogawa Steel Works Ltd.	9,517
5,200	Yokogawa Electric Corp.	40,531
5,000	Yokohama Rubber Co., Ltd. (The)	26,419
500	Yonekyu Corp.	4,753
3	Yoshinoya Holdings Co., Ltd.	3,561
10,000	Yuasa Trading Co., Ltd.	11,450
200	Yusen Air & Sea Service Co., Ltd.	2,519
800	Zensho Co., Ltd.	4,748
4,000	Zeon Corp.	16,598
		5,130,290
	Liechtenstein—0.1%
170	Liechtenstein Landesbank	10,172
98	Verwalt & Privat-Bank AG	12,566
		22,738
	Luxembourg—0.2%
10,280	Colt Telecom Group S.A.*	18,960
1,525	GAGFAH S.A.	12,735
4,400	Logwin AG*	6,051
1,232	Orco Property Group*	12,263
		50,009
	Netherlands—3.3%
2,280	Aalberts Industries N.V.	21,076
842	AMG Advanced Metallurgical Group N.V.*	6,327
474	Arcadis N.V.	8,897
1,347	ASM International N.V.*	22,582
1,841	CSM	32,273
1,459	Draka Holding *	23,415
196	Eriks N.V. CVA	13,338
604	Eurocommercial Properties N.V. CVA REIT	20,415
318	Exact Holding N.V.	8,327
728	Fugro N.V. CVA	32,496
607	Gemalto N.V.*	22,547
23,796	Heijmans N.V. CVA*	36,065
1,186	Imtech N.V.	25,070

2,006	Kardan N.V.*	$14,220
662	Koninklijke Boskalis Westminster N.V.	16,467
198	Koninklijke Vopak N.V.*	11,807
3,401	Koninklijke Wessanen N.V.	14,798
475	Macintosh Retail Group N.V.	6,869
1,729	Medig N.V.	22,768
671	Nieuwe Steen Investments Funds N.V. REIT	11,126
615	Nutreco Holding N.V.	26,284
8,655	OCE N.V.	42,445
739	Qiagen N.V.*	14,029
1,455	SBM Offshore N.V.	27,683
234	Sligro Food Group N.V.	6,161
134	Smit Internationale N.V.	9,309
4,062	Super De Boer*	16,298
282	Telegraaf Media Groep N.V.	4,618
443	Ten Cate N.V.	8,347
2,520	TomTom N.V.*	27,546
1,640	USG People N.V.*	21,740
825	Vastned Offices/Industrial N.V. REIT	12,474
366	Vastned Retail N.V. REIT	19,588
20,814	Wavin N.V.	38,037
364	Wereldhave N.V. REIT	29,271
		674,713
	New Zealand—0.7%
10,319	Air New Zealand Ltd.	7,473
13,741	AMP NZ Office Trust REIT	6,966
13,250	Auckland International Airport Ltd.	14,829
4,318	Contact Energy Ltd.	17,909
61,847	Fisher & Paykel Appliances Holdings Ltd.	35,424
9,905	Goodman Property Trust REIT	6,456
14,460	Kiwi Income Property Trust REIT	9,424
9,345	Sky City Entertainment Group Ltd.	20,241
2,543	Sky Network Television Ltd.	7,232
2,914	Vector Ltd.	3,856
3,001	Warehouse Group Ltd. (The)	7,883
		137,693
	Norway—1.7%
14,000	ABG Sundal Collier Holding ASA	16,215
3,000	Atea ASA	14,863
1,000	Austevoll Seafood ASA*	4,646
1,654	Cermaq ASA*	11,688
16,000	DNO International ASA*	19,493
600	DOF ASA*	3,460
1,000	EDB Business Partner ASA*	2,924
4,000	Eitzen Chemical ASA*	1,982
604	Ekornes ASA	8,536
243	Fred Olsen Energy ASA	8,801
445	Golar LNG Ltd.	4,500
200	Leroy Seafood Group ASA	3,314
51,000	Marine Harvest*	31,896
8,000	Norwegian Property ASA*	7,563
5,819	Petroleum Geo-Services ASA*	40,657
5,007	ProSafe SE	26,150
1,550	Renewable Energy Corp A/S*	12,255
2,635	Schibsted ASA*	29,878
3,303	Sparebank 1 SR Bank	17,439
2,651	Sparebanken 1 SMN	17,226
929	Stolt-Nielsen S.A.	12,148

1,500	Subsea 7, Inc.*	$17,305
400	Tandberg ASA	8,447
1,140	TGS Nopec Geophysical Co. ASA*	12,867
2,006	Veidekke ASA	11,731
		345,984
	Portugal—0.4%
2,748	Banif SGPS S.A.	4,636
1,918	Mota Engil SGPS S.A.	8,131
3,171	Portucel Empresa Produtora de Pasta e Papel S.A.	7,728
1,313	SAG GEST-Solucoes Automovel Globais SGPS S.A.	1,917
865	Semapa - Sociedade de Investimento e Gestao SGPS S.A.	7,885
5,080	Sonae Industria SGPS S.A.*	15,406
3,237	Sonaecom SGPS S.A.*	8,444
11,939	Teixeira Duarte - Engenharia Construcoes S.A.*	15,826
2,852	ZON Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	16,130
		86,103
	Singapore—2.4%
19,000	Allgreen Properties Ltd.	15,811
16,000	Ascendas REIT	18,862
54,000	CapitaCommercial Trust REIT	32,017
32,000	CapitaMall Trust REIT	35,061
15,000	CDL Hospitality Trusts REIT	12,586
1,000	Cerebos Pacific Ltd.	2,184
12,300	Chartered Semiconductor Manufacturing Ltd.*	19,106
23,000	ComfortDelGro Corp. Ltd.	24,722
7,000	Cosco Corp. Singapore Ltd.	6,359
19,000	First Ship Lease Trust	8,103
15,000	Fortune REIT	8,052
108,240	Golden Agri-Resources Ltd.	31,900
2,000	Guocoland Ltd.	2,926
2,000	Haw Par Corp. Ltd.	7,073
7,000	Hong Leong Asia Ltd.	8,058
4,000	Hotel Properties Ltd.	5,132
6,000	Indofood Agri Resources Ltd.*	6,366
14,000	Keppel Land Ltd.	25,824
3,000	Kim Eng Holdings Ltd.	4,182
3,000	K-REIT Asia	2,226
25,000	Mapletree Logistics Trust REIT	10,315
4,000	MobileOne Ltd.	4,660
11,300	Olam International Ltd.	19,904
6,000	Parkway Holdings Ltd.	8,696
7,000	SembCorp Marine Ltd.	15,145
2,000	SIA Engineering Co., Ltd.	3,648
3,000	Singapore Airport Terminal Services Ltd.	4,369
6,000	Singapore Exchange Ltd.	36,282
2,000	Singapore Land Ltd.	7,281
13,000	Singapore Post Ltd.	8,113
3,000	SMRT Corp. Ltd.	3,537
4,000	StarHub Ltd.	6,213
17,000	STATS ChipPAC Ltd.*	8,842
13,000	UOL Group Ltd.	31,552
5,000	Venture Corp. Ltd.	33,112
12,000	Wing Tai Holdings Ltd.	14,396
		492,615
	Spain—2.2%
659	Abengoa S.A.	16,808

1,971	Antena 3 de Television S.A.	$19,281
522	Banco de Valencia S.A.	5,062
2,303	Banco Pastor S.A.	18,578
2,235	Bankinter S.A.	25,254
803	Bolsas y Mercados Espanoles	25,866
387	Campofrio Food Group S.A.	3,676
340	Cementos Portland Valderrivas S.A.	15,715
561	Cie Automotive S.A.*	2,672
1,752	Cintra Concesiones de Infraestructuras de Transporte S.A.	14,282
290	Codere S.A.*	2,483
22	Construcciones y Auxiliar de Ferrpcarriles S.A.	9,794
345	Corp Financiera Alba	17,951
1,649	Ebro Puleva S.A.	27,119
24,172	Ercros S.A.*	4,592
980	Fluidra S.A.*	3,835
477	Grifols S.A.	8,640
887	Grupo Catalana Occidente S.A.	18,096
3,440	Grupo Empresarial Ence S.A.*	10,681
970	Indra Sistemas S.A.	22,175
16,489	La Seda de Barcelona S.A., Class B*	7,948
410	Laboratorios Almirall S.A.	5,144
8,489	NH Hoteles S.A.*	33,699
1,404	Obrascon Huarte Lain S.A.	33,819
104	Pescanova S.A.	3,583
5,884	Promotora de Informaciones S.A.*	32,075
246	Prosegur Cia de Seguridad S.A.	8,492
2,989	Realia Business S.A.*	6,611
1,990	Sol Melia S.A.	13,768
662	SOS Cuetara S.A.*	3,351
176	Tecnicas Reunidas S.A.	8,688
2,014	Tubos Reunidos S.A.	5,568
671	Uralita S.A.	3,986
2,488	Vocento S.A.*	13,369
		452,661
	Sweden—3.3%
483	AarhusKarlshamn AB	6,696
2,521	Alfa Laval AB	27,199
492	Axfood AB	12,021
4,259	Billerud AB*	24,144
424	Cardo AB	9,865
957	Castellum AB	6,995
19,178	Eniro AB*	64,231
4,410	Fabege AB	18,765
1,849	Getinge AB, Class B	27,410
803	Hakon Invest AB	8,487
1,668	Haldex AB*	12,077
2,704	Hexagon AB, Class B	29,136
992	Hufvudstaden AB, Class A	6,441
493	Intrum Justitia AB	5,041
2,003	JM AB*	16,634
2,375	Klovern AB	6,487
3,678	Kungsleden AB	19,588
2,275	Lindab International AB	18,971
2,611	Lundin Petroleum AB*	22,901
1,390	Meda AB, Class A	10,685
1,403	Modern Times Group AB, Class B	51,804
10,147	Niscayah Group AB	17,828
3,268	Nobia AB*	14,758
631	Oresund Investment AB	8,770
4,184	Peab AB	19,297

1,730	Ratos AB, Class B	$41,081
1,395	Saab AB, Class B	15,701
1,306	Swedish Match AB	24,694
23,493	Trelleborg AB, Class B*	117,057
730	Wallenstam AB, Class B	8,818
		673,582
	Switzerland—3.6%
134	Actelion Ltd.*	7,340
734	AFG Arbonia-Forster Holding	12,140
40	Allreal Holding AG	4,832
643	Aryzta AG*	22,404
4	Athris Holding AG*	3,308
409	Bank Sarasin & Cie AG, Class B*	13,244
29	Banque Cantonale Vaudoise	10,158
19	Barry Callebaut AG	10,963
155	Basler Kantonalbank	16,763
627	BB Medtech AG	22,866
1	Bell Holding AG	1,510
221	Bobst Group AG*	6,930
170	Bucher Industries AG	18,433
262	Charles Voegele Holding AG	9,421
27	Cie Financiere Tradition S.A.	3,500
65	Daetwyler Holding AG	2,718
260	Dufry Group*	10,026
663	EFG International AG*	8,132
38	Emmi AG	3,813
181	EMS-Chemie Holding AG	18,970
27	Flughafen Zuerich AG	7,351
77	Forbo Holding AG	16,813
25	Galenica AG	7,433
242	Geberit AG	33,526
161	Georg Fischer AG	33,643
510	Implenia AG	13,647
39	Jelmoli Holding AG	14,368
38	Kaba Holding AG, Class B	7,355
548	Kudelski S.A.	10,275
41	Kuoni Reisen Holding AG, Class B	12,267
2	Lindt & Spruengli AG-Bearer	3,940
1,853	Logitech International S.A.*	30,991
228	Lonza Group AG	22,435
3	Metall Zug AG, Class B	6,425
2,493	Micronas Semiconductor Holding AG*	7,320
798	Nobel Biocare Holding AG	18,818
614	OC Oerlikon Corp. AG*	35,143
64	Partners Group Holding AG	6,690
334	PSP Swiss Property AG	17,611
158	PubliGroupe AG	11,744
184	Rieter Holding AG*	34,158
1	Romande Energie Holding S.A.	1,789
1,037	Schmolz + Bickenbach AG	35,217
357	Schweizerische National-Versicherungs-Gesellschaft AG	8,807
17	Sika AG	20,203
263	Sonova Holding AG	23,031
17	St. Galler Kantonalbank	6,255
23	Straumann Holding AG	5,003
421	Sulzer AG	27,578
162	Swiss Prime Site AG	7,714
80	Valora Holding AG	16,167
510	Vontobel Holding AG	16,159
		727,347

	Taiwan—0.0%
7,000	Uni-President China Holdings Ltd.	$4,064

	United Kingdom—14.6%
8,078	Aberdeen Asset Management PLC	16,673
1,060	Admiral Group PLC	16,809
2,099	Aggreko PLC	19,035
6,638	ARM Holdings PLC	13,894
3,852	Ashmore Group PLC	13,443
29,957	Ashtead Group PLC	30,916
1,497	Atkins WS PLC	15,784
507	Autonomy Corp. PLC*	9,876
1,778	Babcock International Group	13,876
18,272	BBA Aviation PLC	40,970
6,355	Beazley PLC	10,773
2,759	Bellway PLC	33,619
1,307	Berkeley Group Holdings PLC*	17,898
2,568	Big Yellow Group PLC REIT*	14,550
7,450	Bodycote PLC	17,631
2,900	Bovis Homes Group PLC	22,212
7,485	Brit Insurance Holdings PLC	25,904
4,505	Britvic PLC	25,468
33,324	Brixton PLC REIT	25,966
2,187	BSS Group PLC	9,409
4,930	Burberry Group PLC	37,597
379	Cairn Energy PLC*	15,055
2,440	Capita Group PLC (The)	27,001
6,485	Carillion PLC	27,980
1,063	Carpetright PLC	11,288
226,528	Cattles PLC	3,755
2,554	Charter International PLC	23,711
11,814	Chaucer Holdings PLC	8,226
3,018	Close Brothers Group PLC	34,598
867	CLS Holdings PLC*	4,348
8,011	Cobham PLC	23,786
7,138	Collins Stewart PLC	8,994
6,512	Computacenter PLC	23,751
10,497	Cookson Group PLC	54,166
1,228	Croda International PLC	11,767
3,007	CSR PLC*	21,287
110	Daejan Holdings PLC	3,583
4,801	Dairy Crest Group PLC	26,206
704	Dana Petroleum PLC*	16,025
5,422	Davis Service Group PLC	30,270
1,669	De La Rue PLC	23,035
57,757	Debenhams PLC	84,979
2,021	Derwent London PLC REIT	32,332
29,226	Dimension Data Holdings PLC	29,193
21,511	DS Smith PLC	26,746
11,576	Electrocomponents PLC	28,499
12,313	Elementis PLC	6,430
718	Euromoney Institutional Investor PLC	2,714
12,456	F&C Asset Management PLC	15,178
5,873	Fenner PLC	9,444
3,372	Ferrexpo PLC	7,938
4,732	Filtrona PLC	10,140
6,806	Findel PLC	3,977
675	Forth Ports PLC	11,023
48,503	Galiform PLC*	45,030
18,775	Galliford Try PLC	17,119

3,988	Game Group PLC	$9,719
5,623	Gem Diamonds Ltd.*	18,341
1,201	Go-Ahead Group PLC	23,933
3,921	Grainger PLC	11,896
6,535	Great Portland Estates PLC REIT	25,189
5,359	Greene King PLC	37,559
1,368	Greggs PLC	8,930
3,249	Halfords Group PLC	18,745
4,036	Halma PLC	12,780
22,871	Hays PLC	36,116
2,435	Headlam Group PLC	10,415
4,624	Hiscox Ltd.	23,189
9,512	HMV Group PLC	17,189
638	Hochschild Mining PLC	2,639
613	Homeserve PLC	13,984
2,226	Hunting PLC	15,426
2,135	IG Group Holdings PLC	10,654
6,369	IMI PLC	35,900
9,765	Informa PLC	38,813
2,603	Inmarsat PLC	23,907
20,282	Intermediate Capital Group PLC	66,073
6,325	International Personal Finance	14,051
5,205	Interserve PLC	16,913
873	Intertek Group PLC	15,037
29,871	Invista Foundation Property Trust Ltd. REIT	16,837
1,449	Jardine Lloyd Thompson Group PLC	10,402
68,166	JJB Sports PLC *	30,795
4,395	John Wood Group PLC	19,454
161,949	Johnston Press PLC*	40,944
32,796	Kcom Group PLC	15,632
1,046	Keller Group PLC	11,098
1,053	Kier Group PLC	15,886
12,047	Laird PLC	34,800
5,546	Luminar Group Holdings PLC	13,792
10,572	Marshalls PLC	17,089
21,479	Marston’s PLC	33,027
4,001	Mcbride PLC	9,684
11,347	Meggitt PLC	33,987
5,909	Melrose PLC	11,290
2,746	Michael Page International PLC	13,737
2,137	Millennium & Copthorne Hotels PLC	9,902
7,377	Misys PLC*	22,167
4,167	Mitie Group	16,373
7,253	Morgan Crucible Co.	15,481
1,066	Morgan Sindall PLC	10,939
1,092	Mothercare PLC	9,595
2,457	N Brown Group PLC	9,450
20,869	Northern Foods PLC	21,278
419,288	Northgate PLC	86,891
5,286	Northumbrian Water Group PLC	20,463
17,427	Paragon Group of Cos. PLC	30,047
3,913	Pennon Group PLC	29,613
2,072	Peter Hambro Mining PLC	22,448
1,128	Petrofac Ltd.	14,035
6,365	Premier Farnell PLC	15,116
1,136	Premier Oil PLC*	23,297
2,098	Provident Financial PLC	28,069
2,005	PZ Cussons PLC	7,978
7,825	QinetiQ Group PLC	17,513
6,330	Redrow PLC*	20,096
9,231	Regus PLC	10,674
3,556	Restaurant Group PLC	9,418

698	Robert Wiseman Dairies PLC	$4,744
1,894	Savills PLC	10,495
3,539	Serco Group PLC	23,674
3,300	Shaftesbury PLC REIT	18,081
17,404	Shanks Group PLC	22,217
44,503	SIG PLC	89,827
10,583	Smiths News PLC	20,177
4,818	Southern Cross Healthcare Ltd.*	10,764
1,762	Spectris PLC	16,271
35,959	Speedy Hire PLC	20,865
727	Spirax-Sarco Engineering PLC	11,064
9,370	Sports Direct International PLC	13,670
1,022	SSL International PLC	9,581
11,342	St. Ives Group PLC	8,791
2,020	St. James’s Place PLC	6,078
2,640	St. Modwen Properties PLC	8,874
11,074	Stagecoach Group PLC	24,876
5,259	Tullett Prebon PLC	30,951
1,918	Tullow Oil PLC	31,431
3,982	UK Coal PLC*	7,757
371	Ultra Electronics Holdings	7,012
1,784	Venture Production PLC	24,695
1,521	VT Group PLC	11,851
2,942	Weir Group PLC (The)	26,655
1,944	Wetherspoon (J.D.) PLC	14,567
2,774	WH Smith PLC	19,568
7,320	Wincanton PLC	22,693
206,912	Woolworths Group PLC *	—
46,281	Workspace Group PLC REIT	11,701
1,471	Xchanging PLC	4,682
7,343	Yule Catto & Co. PLC	14,000
		2,996,184
	United States—0.1%
366	Perrigo Co.	10,270

	Total Common Stocks and Other Equity Interests (Cost $21,275,866)	20,372,188

	Preferred Stocks—0.3%
	Germany—0.3%
85	Dyckerhoff AG	4,879
100	Fuchs Petrolub AG	6,072
744	Hugo Boss AG	20,284
1,518	Jungheinrich AG	21,608
847	Sixt AG	14,674
		67,517
	Hong Kong—0.0%
5,495	Fubon Bank Hong Kong Ltd.	—

	Total Preferred Stocks (Cost $90,010)	67,517

	Rights—0.0%
	United Kingdom—0.0%
1,848	Luminar Group Holdings PLC, expiring 08/17/09 (Cost $0)	1,685

Total Investments (Cost $21,365,876)(a)—99.9%	$20,441,390
Other assets less liabilities—0.1%	14,385

Net Assets—100.0%	$20,455,775

REIT Real Estate Investment Trust
*	Non-income producing security.

(a)

At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $21,455,289. The net unrealized depreciation was $1,013,899, which consisted of aggregate gross unrealized appreciation of $2,360,528 and aggregate gross unrealized depreciation of $3,374,427.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares FTSE RAFI Emerging Markets Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests—99.5%
	Argentina—0.1%
118,649	Petrobras Energia Participaciones S.A., Class B	$83,306

	Brazil—10.7%
128,217	Banco Bradesco S.A. ADR	2,021,982
4,314	Brasil Telecom Participacoes S.A. ADR	182,525
5,310	Brasil Telecom S.A. ADR	114,643
32,144	Braskem S.A. ADR *	287,689
26,323	Centrais Eletricas Brasileiras S.A. ADR	402,479
4,906	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A ADR	229,601
7,550	Cia de Bebidas das Americas ADR	530,991
2,800	Cia de Saneamento Basico do Estado de Sao Paulo ADR	94,388
19,122	Cia Energetica de Minas Gerais S.A. ADR	273,062
15,696	Cia Paranaense de Energia ADR	243,602
18,163	Cia Siderurgica Nacional S.A. ADR	464,973
432	CPFL Energia S.A. ADR	22,719
16,000	Empresa Brasileira de Aeronautica S.A. ADR	311,840
112,673	Gerdau S.A. ADR	1,314,894
153,517	Itau Unibanco Banco Multiplo S.A. ADR	2,746,419
28,321	Petroleo Brasileiro S.A. ADR	1,167,958
81,310	Petroleo Brasileiro S.A. Sponsored ADR	2,740,147
30,834	Tele Norte Leste Participacoes S.A. ADR	474,535
3,817	Telecomunicacoes de Sao Paulo S.A. ADR	88,478
8,747	Tim Participacoes S.A. ADR	192,609
90,624	Vale S.A. ADR	1,788,011
5,519	Vivo Participacoes S.A. ADR	125,668
		15,819,213
	Chile—0.6%
2,221	Banco de Chile ADR	98,834
1,762	Banco Santander Chile ADR	86,532
4,725	Empresa Nacional de Electricidad S.A. ADR	232,943
19,456	Enersis S.A. ADR	373,360
		791,669
	China—22.1%
452,000	Air China Ltd., H-Shares *	291,611
720,000	Aluminum Corp. of China Ltd., H-Shares	837,982
216,000	Angang Steel Co. Ltd., H-Shares	489,968
5,662,000	Bank of China Ltd., H-Shares	2,820,024
293,000	Bank of Communications Co. Ltd., H-Shares	360,671
708,000	China Citic Bank, H-Shares	493,313
256,000	China Coal Energy Co., H-Shares	358,728
85,000	China Communications Construction Co. Ltd., H-Shares	110,335
910,000	China Construction Bank Corp., H-Shares	733,866
497,500	China COSCO Holdings Co. Ltd., H-Shares	718,962
331,000	China Life Insurance Co. Ltd., H-Shares	1,467,068
274,200	China Merchants Bank Co. Ltd., H-Shares	644,631
5,048,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	4,533,400
157,000	China Railway Construction Corp. Ltd., H-Shares	250,388

709,000	China Railway Group Ltd., H-Shares *	$638,553
483,000	China Shenhua Energy Co. Ltd., H-Shares	1,972,497
1,077,000	China Shipping Container Lines Co. Ltd., H-Shares *	421,070
124,000	China Shipping Development Co. Ltd., H-Shares	187,839
812,000	China Southern Airlines Co. Ltd., H-Shares *	293,366
802,000	China Telecom Corp. Ltd., H-Shares	418,072
416,000	Datang International Power Generation Co. Ltd., H-Shares	273,216
106,000	Dongfeng Motor Group Co. Ltd., H-Shares	112,975
504,000	Huaneng Power International, Inc., H-Shares	397,345
3,682,000	Industrial & Commercial Bank of China, H-Shares	2,651,023
144,000	Jiangxi Copper Co. Ltd., H-Shares	332,220
530,000	Maanshan Iron & Steel Co. Ltd., H-Shares *	412,372
7,562,000	PetroChina Co. Ltd., H-Shares	8,986,526
108,000	PICC Property & Casualty Co. Ltd., H-Shares *	84,309
71,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	634,731
450,000	Shanghai Electric Group Co. Ltd., H-Shares	236,321
620,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares *	284,798
210,000	Yanzhou Coal Mining Co. Ltd., H-Shares	326,243
		32,774,423
	Hungary—0.8%
68,823	Magyar Telekom Telecommunications PLC ADR	1,238,126

	India—5.5%
13,049	HDFC Bank Ltd. ADR	1,275,801
83,795	ICICI Bank Ltd. ADR	2,626,973
37,111	Infosys Technologies Ltd. ADR	1,596,887
66,958	Sterlite Industries India Ltd. ADR	887,194
21,704	Tata Communications Ltd. ADR	442,328
89,884	Tata Motors Ltd. ADR	948,276
27,147	Wipro Ltd. ADR	394,174
		8,171,633
	Indonesia—1.0%
8,900	Indosat Tbk PT ADR	241,635
35,948	Telekomunikasi Indonesia Tbk PT ADR	1,269,683
		1,511,318
	Luxembourg—0.1%
11,293	Tenaris S.A.	170,961

	Mexico—5.1%
54,600	Alfa SAB de CV, Class A	207,227
535,400	America Movil SAB de CV, Series L	1,150,286
80,300	Carso Global Telecom SAB de CV, Series A1 *	320,441
1,171,664	Cemex SAB de CV *	1,101,752
71,000	Coca-Cola Femsa SAB de CV, Series L	329,628
141,500	Fomento Economico Mexicano SAB de CV	544,859
14,000	Grupo Bimbo SAB de CV, Series A	78,056
35,200	Grupo Carso SAB de CV, Series A1	114,504
148,900	Grupo Financiero Banorte SAB de CV, Class O	368,680
18,300	Grupo Financiero Inbursa S.A., Class O	50,503
610,528	Grupo Mexico SAB de CV, Series B	868,306
110,200	Grupo Modelo SAB de CV, Series C *	430,671
73,900	Grupo Televisa S.A., Series CPO	266,948
19,900	Organizacion Soriana SAB de CV, Class B *	49,694
1,021,600	Telefonos de Mexico SAB de CV, Class L	812,257
814,900	Telmex Internacional SAB de CV, Class L	515,988
74,800	Wal-Mart de Mexico SAB de CV, Series V	254,751
		7,464,551

	Philippines—0.0%
1,192	Philippine Long Distance Telephone Co. ADR	$62,783

	Russia—7.7%
184,960	Gazprom OAO ADR	3,819,423
58,194	LUKOIL ADR	2,941,125
89,559	MMC Norilsk Nickel ADR *	898,277
10,226	Mobile Telesystems OJSC ADR	429,389
72,225	Rosneft Oil Co. GDR *	441,295
33,829	Severstal GDR	231,390
28,324	Sistema JSFC GDR *	424,294
134,188	Surgutneftegaz ADR	1,043,983
33,913	Tatneft ADR	844,434
2,572	Unified Energy System OAO GDR *	1,265
134,027	VTB Bank OJSC GDR	364,553
		11,439,428
	South Africa—6.1%
16,557	ABSA Group Ltd.	248,179
4,833	AngloGold Ashanti Ltd.	182,496
3,562	Anglo Platinum Ltd.	251,965
82,412	Apexhi Properties Ltd., Class A	156,962
82,412	Apexhi Properties Ltd., Class B	191,866
13,239	ArcelorMittal South Africa Ltd.	168,888
40,568	Aveng Ltd.	191,483
53,074	Barloworld Ltd.	308,062
27,767	Bidvest Group Ltd.	380,751
272,784	FirstRand Ltd.	527,897
18,121	Gold Fields Ltd.	213,714
31,831	Impala Platinum Holdings Ltd.	763,362
33,963	Imperial Holdings Ltd.	294,662
22,979	Investec Ltd.	162,107
103,286	Mondi Ltd.	471,704
39,047	MTN Group Ltd.	637,592
8,609	Naspers Ltd., Class N	254,243
15,926	Nedbank Group Ltd.	217,489
32,258	Remgro Ltd.	331,020
45,584	RMB Holdings Ltd.	146,831
179,843	Sanlam Ltd.	453,800
65,478	Sappi Ltd.	208,824
20,867	Sasol Ltd.	740,031
77,050	Standard Bank Group Ltd.	917,850
120,717	Steinhoff International Holdings Ltd.	237,156
24,989	Telkom S.A. Ltd.	123,209
41,908	Vodacom Group (Pty) Ltd. *	313,819
		9,095,962
	South Korea—27.3%
568,443	Korea Electric Power Corp. ADR *	7,600,083
192,513	KT Corp. ADR	3,091,759
253,081	LG Display Co. Ltd. ADR	3,657,020
147,252	POSCO ADR	14,882,760
126,500	Shinhan Financial Group Co. Ltd. ADR	8,510,920
164,631	SK Telecom Co. Ltd. ADR	2,770,740
		40,513,282

	Taiwan—9.9%
324,641	Advanced Semiconductor Engineering, Inc. ADR	$1,142,736
166,917	AU Optronics Corp. ADR	1,859,455
153,908	Chunghwa Telecom Co. Ltd. ADR	2,687,234
121,043	Siliconware Precision Industries Co. ADR	820,672
534,048	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,591,483
763,957	United Microelectronics Corp. ADR	2,597,454
		14,699,034
	Thailand—1.1%
32,400	Advanced Info. Service PCL	82,357
39,900	Bangkok Bank PCL	131,906
1,232,300	IRPC PCL	123,846
48,100	Kasikornbank PCL	113,077
278,900	Krung Thai Bank PCL	68,844
452,600	PTT Aromatics & Refining PCL	260,681
42,400	PTT Chemical PCL	74,758
31,700	PTT Exploration & Production PCL	128,551
50,800	PTT PCL	356,779
24,700	Siam Cement PCL	133,915
39,800	Siam Commercial Bank PCL	90,348
83,500	Thai Oil PCL	92,014
		1,657,076
	Turkey—1.4%
134,777	Turkcell Iletism Hizmet AS ADR	2,126,781

	Total Common Stocks and Other Equity Interests
	(Cost $124,145,310)	147,619,546

	Money Market Fund—0.0%
40,704	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $40,704)	40,704

	Total Investments
	(Cost $124,186,014)(a)—99.5%	147,660,250
	Other assets less liabilities—0.5%	734,217

	Net Assets—100.0%	$148,394,467

ADR American Depositary Receipt

GDR Global Depositary Receipt

* Non-income producing security.

(a)                                  At July 31, 2009, the aggregate cost of investment for Federal tax purposes was $127,012,361. The net unrealized appreciation was $20,647,889 which consisted of aggregate gross unrealized appreciation of $25,940,201 and aggregate gross unrealized depreciation of $5,292,312.

The valuation policy and listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares FTSE RAFI Europe Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests—99.0%
	Austria—0.8%
478	Erste Group Bank AG	$16,597
1,713	Immoeast AG *	4,711
2,069	Immofinanz Immobilien Anlagen AG *	4,312
19	Oesterreichische Elektrizitaetswirtschafts AG, Class A	921
20	Oesterreichische Post AG	610
154	OMV AG	6,081
63	Raiffeisen International Bank Holding AG	2,797
66	Strabag SE	1,598
243	Telekom Austria AG	3,690
23	Uniqa Versicherungen AG	437
28	Vienna Insurance Group	1,286
260	Voestalpine AG	7,177
219	Wienerberger AG *	3,630
		53,847
	Belgium—2.4%
632	Agfa Gevaert N.V.*	1,944
208	Anheuser - Busch InBev N.V.	8,232
83	Belgacom S.A.	2,957
4	Colruyt S.A.	890
87	Delhaize Group S.A.	6,188
3,072	Dexia S.A. *	24,002
6	D’ieteren S.A.	1,289
18,662	Fortis *	72,231
650	Fortis Strip VVPR *	1
60	Groupe Bruxelles Lambert S.A.	4,736
84	KBC Ancora *	957
711	KBC Groep N.V. *	15,080
9	Mobistar S.A.	571
23	Nationale A Portefeuille	1,183
13	Sofina S.A.	1,115
43	Solvay S.A.	4,193
77	UCB S.A.	2,533
136	Umicore	3,532
		151,634
	Bermuda—0.0%
50	Frontline Ltd.	1,151
100	Seadrill Ltd.	1,599
		2,750
	Denmark—1.1%
1	A P Moller - Maersk A/S, Class A	6,017
1	A P Moller - Maersk A/S, Class B	6,189
76	Carlsberg A/S, Class B	5,246
42	Danisco A/S	2,043
1,853	Danske Bank A/S *	38,370

110	Novo Nordisk A/S, Class B	$6,441
16	TrygVesta A/S	1,072
35	Vestas Wind Systems A/S *	2,452
		67,830
	Finland—1.7%
148	Elisa Oyj	2,700
249	Fortum Oyj	5,737
137	Kesko Oyj, Class B	3,593
66	Kone Oyj, Class B	2,234
266	Metso Oyj	5,578
3,687	M-real Oyj, Class B *	3,032
167	Neste Oil Oyj	2,349
2,658	Nokia Oyj	35,197
175	Outokumpu Oyj	3,411
258	Pohjola Bank PLC	2,670
117	Rautaruukki Oyj	2,518
513	Sampo Oyj, Class A	10,655
52	Sanoma Oyj	888
1,702	Stora Enso Oyj, Class R	10,762
896	UPM-Kymmene Oyj	9,337
77	Wartsila Oyj	2,740
215	YIT Oyj	2,807
		106,208
	France—14.5%
101	Accor S.A.	4,289
14	Aeroports de Paris	1,124
449	Air France-KLM *	5,622
107	Air Liquide S.A.	11,113
5,461	Alcatel-Lucent *	15,021
92	Alstom S.A.	6,283
152	Arkema S.A.	4,336
73	Atos Origin S.A. *	3,310
4,594	AXA S.A.	96,589
1,299	BNP Paribas	94,201
8	Bollore	1,208
256	Bouygues S.A.	10,847
110	Cap Gemini S.A.	5,052
679	Carrefour S.A.	31,704
42	Casino Guichard Perrachon S.A.	2,879
64	Christian Dior S.A.	5,526
58	Cie Generale d’Optique Essilor International S.A.	3,199
150	Cie Generale de Geophysique-Veritas *	3,024
11	Ciments Francais S.A.	1,069
56	CNP Assurances	5,090
730	Compagnie de Saint-Gobain	29,445
160	Compagnie Generale des Etablissements Michelin, Class B	11,492
1,238	Credit Agricole S.A.	17,578
71	Eiffage S.A.	4,708
134	Electricite de France	6,607
4	Eramet	1,119
6	Esso S.A. Francaise	700
22	Euler Hermes S.A.	1,294
56	Eurazeo	2,532
33	Eutelsat Communications *	917
273	Faurecia *	3,338
30	Fonciere Des Regions REIT	2,616
1,495	France Telecom S.A.	37,113
380	GDF Suez	14,441

25	Gecina S.A. REIT	$2,047
228	Groupe Danone S.A.	12,169
13	Hermes International	1,944
30	Imerys S.A.	1,589
41	JC Decaux S.A. *	837
38	Klepierre REIT	1,081
282	Lafarge S.A.	20,261
146	Lagardere S.C.A	5,424
68	Legrand S.A.	1,655
95	L’Oreal S.A.	8,190
143	LVMH Moet Hennessy Louis Vuitton S.A.	12,831
73	M6-Metropole Television	1,451
2,171	Natixis *	5,623
48	Nexans S.A.	3,213
40	Nexity	1,371
80	PagesJaunes Groupe	859
107	Pernod-Ricard S.A.	8,271
117	PPR	12,971
838	PSA Peugeot S.A. *	25,282
76	Publicis Groupe	2,687
120	Rallye S.A.	3,505
992	Renault S.A. *	42,080
185	Rexel S.A. *	2,020
393	Rhodia S.A. *	4,262
10	Sa des Ciments Vicat	636
170	Safran S.A.	2,615
482	Sanofi-Aventis S.A.	31,407
150	Schneider Electric S.A.	13,555
113	SCOR SE	2,699
119	Sequana *	982
5	Societe des Autoroutes Paris-Rhin-Rhone *	358
15	Societe Fonciere Financiere et de Participations	849
834	Societe Generale	53,267
185	Societe Television Francaise 1	2,851
69	Sodexo	3,614
880	STMicroelectronics N.V.	6,686
320	Suez Environnement Co.	6,066
77	Technip S.A.	4,631
46	Thales S.A.	1,934
2,235	Thomson S.A.*	2,953
1,586	Total S.A.	87,491
49	Unibail-Rodamco SE REIT	8,517
269	Valeo S.A. *	7,094
42	Vallourec S.A.	5,496
523	Veolia Environnement	17,892
330	Vinci S.A.	16,707
837	Vivendi	21,389
41	Wendel	1,627
		928,325
	Germany—12.9%
116	Adidas AG	4,876
682	Allianz SE	66,910
1,113	Arcandor AG *	679
5	Axel Springer AG	454
928	BASF SE	46,260
340	Bayer AG	20,756
513	Bayerische Motoren Werke AG	23,587
39	BayWa AG	1,156
19	Beiersdorf AG	952
39	Bilfinger Berger AG	2,035

130	Celesio AG	$3,445
4,282	Commerzbank AG *	33,389
2,470	Daimler AG	113,704
1,485	Deutsche Bank AG	95,563
64	Deutsche Boerse AG	5,045
394	Deutsche Lufthansa AG	5,295
1,527	Deutsche Post AG	24,041
179	Deutsche Postbank AG *	4,918
3,256	Deutsche Telekom AG	41,500
1,730	E.ON AG	65,144
24	Fraport AG	1,095
67	Fresenius Medical Care AG & Co. KGaA	3,061
9	Fresenius SE	440
135	GEA Group AG	2,199
10	Generali Deutschland Holding AG	823
49	Hannover Rueckversicherung AG *	1,983
42	HeidelbergCement AG	1,822
283	Heidelberger Druckmaschinen AG *	2,078
53	Henkel AG & Co. KGaA	1,659
96	Hochtief AG	5,733
1,808	Hypo Real Estate Holding AG *	3,819
8,426	Infineon Technologies AG *	34,524
28	K+S AG	1,563
57	Kloeckner & Co. SE *	1,459
153	Lanxess AG	4,429
75	Linde AG	7,041
131	MAN SE	9,008
69	Merck KGaA	6,387
260	Metro AG	14,977
181	Muenchener Rueckversicherungs AG	27,224
12	Rheinmetall AG	581
269	RWE AG	22,595
43	Salzgitter AG	4,338
194	SAP AG	9,076
617	Siemens AG	48,987
54	Suedzucker AG	1,128
725	ThyssenKrupp AG	22,202
115	Tognum AG	1,595
978	TUI AG *	6,267
39	Volkswagen AG	13,948
10	Wacker Chemie AG	1,328
		823,078
	Greece—0.8%
675	Alpha Bank A.E. *	8,852
92	Coca Cola Hellenic Bottling Co. S.A.	2,087
593	EFG Eurobank Ergasias S.A. *	7,726
146	Hellenic Petroleum S.A.	1,507
244	Hellenic Telecommunications Organization S.A.	3,805
391	Marfin Investment Group S.A.	1,630
611	National Bank of Greece S.A. *	17,741
100	OPAP S.A.	2,389
494	Piraeus Bank S.A. *	5,841
121	Public Power Corp. S.A. *	2,625
		54,203
	Guernsey—0.1%
3,092	HSBC Infrastructure Co. Ltd.	5,536

	Ireland—2.5%
16,996	Allied Irish Banks PLC	$42,409
468	Anglo Irish Bank Corp. Ltd. *	—
471	CRH PLC	11,185
28,920	Governor & Co. of the Bank of Ireland *	82,003
3,748	Irish Life & Permanent PLC	18,290
57	Kerry Group PLC, Class A	1,343
260	Ryanair Holdings PLC *	1,143
763	Smurfit Kappa Group PLC	4,435
		160,808
	Italy—7.2%
943	A2A SpA	1,709
489	Alleanza Assicurazioni SpA	3,657
1,584	Assicurazioni Generali SpA	35,909
253	Atlantia SpA	5,552
168	Autogrill SpA *	1,621
323	Banca Carige SpA	915
2,929	Banca Monte dei Paschi di Siena SpA	5,461
611	Banca Popolare di Milano Scarl	3,679
2,015	Banco Popolare Societa Cooperativa *	16,198
83	Benetton Group SpA	704
115	Buzzi Unicem SpA	1,714
815	Compagnie Industriali Riunite SpA	1,537
643	Edison SpA	914
7,996	Enel SpA	43,220
2,282	Eni SpA	52,833
85	ERG SpA	1,252
229	Exor SpA	3,838
2,315	Fiat SpA *	25,535
303	Finmeccanica SpA	4,571
219	Fondiaria - Sai SpA	3,648
132	Fondiaria - Sai SpA Rnc	1,321
385	Hera SpA	944
10,678	Intesa Sanpaolo SpA *	39,550
109	Italcementi SpA	1,418
262	Italcementi SpA Rnc	1,816
13	Italmobiliare SpA *	440
111	Italmobiliare SpA Rnc *	2,623
40	Lottomatica SpA	842
66	Luxottica Group SpA *	1,643
906	Mediaset SpA	5,449
328	Mediobanca SpA	4,580
158	Mediolanum SpA	898
418	Milano Assicurazioni SpA	1,416
1,271	Parmalat SpA	3,159
9,327	Pirelli & C. SpA *	3,868
990	Premafin Finanziaria SpA *	1,376
139	Prysmian SpA	2,379
139	Saipem SpA	3,744
360	Saras SpA	1,001
685	Snam Rete Gas SpA	2,984
64	Societa Cattolica di Assicurazoni Scrl *	2,116
16,966	Telecom Italia Media SpA *	2,949
20,802	Telecom Italia SpA	32,382
8,996	Telecom Italia SpA Rnc	10,082
646	Terna Rete Elettrica Nazionale SpA	2,264
36,495	UniCredit SpA *	106,326
640	Unione di Banche Italiane ScpA	8,906

1,501	Unipol Gruppo Finanziario SpA *	$1,868
		462,811
	Luxembourg—0.7%
1,075	ArcelorMittal	38,483
10	RTL Group S.A.	473
129	SES S.A.	2,535
		41,491
	Netherlands—6.2%
4,220	Aegon N.V.	30,860
205	Akzo Nobel N.V.	11,188
149	ASML Holding N.V.	3,881
61	Corio N.V. REIT	3,362
370	European Aeronautic Defence and Space Co. N.V.	7,019
109	Heineken Holding N.V.	3,732
121	Heineken N.V.	4,805
6	Hunter Douglas N.V.	206
18,361	ING Groep N.V. CVA	234,229
738	Koninklijke Ahold N.V.	8,348
214	Koninklijke BAM Groep N.V.	1,863
210	Koninklijke DSM N.V.	7,467
928	Koninklijke KPN N.V.	13,874
547	Koninklijke Philips Electronics N.V.	12,408
118	Randstad Holding N.V. *	4,065
139	Reed Elsevier N.V.	1,449
373	SNS Reaal	2,131
336	TNT N.V.	7,939
1,294	Unilever N.V. CVA	35,169
151	Wolters Kluwer N.V.	2,954
		396,949
	Norway—1.1%
40	Aker ASA, Class A	874
129	Aker Solutions ASA	1,102
1,297	DnB NOR ASA *	11,238
50	Hafslund ASA, Class B	560
3,030	Norsk Hydro ASA *	17,720
1,078	Norske Skogindustrier ASA *	1,702
598	Orkla ASA, Class A	4,715
790	StatoilHydro ASA	16,812
459	Storebrand ASA *	2,479
747	Telenor ASA *	6,861
93	Yara International ASA	2,870
		66,933
	Portugal—0.4%
380	Banco BPI S.A.	1,024
3,454	Banco Comercial Portugues S.A., Class R	3,677
195	Banco Espirito Santo S.A.	1,211
224	Brisa Auto-Estradas de Portugal S.A.	1,846
144	Cimpor Cimentos de Portugal SGPS S.A.	1,090
1,645	Energias de Portugal S.A.	6,491
131	Galp Energia SGPS S.A., Class B	1,705
133	Jeronimo Martins SGPS S.A.	928
692	Portugal Telecom SGPS S.A.	6,974
128	Redes Energeticas Nacionais S.A.	520

1,637	Sonae	$1,710
		27,176
	Spain—5.3%
149	Abertis Infraestructuras S.A.	3,069
15	Acciona S.A.	1,802
204	Acerinox S.A.	4,026
127	Actividades de Construccion y Servicios S.A.	6,733
3,854	Banco Bilbao Vizcaya Argentaria S.A.	62,945
920	Banco de Sabadell S.A.	6,104
81	Banco Espanol de Credito S.A.	1,004
957	Banco Popular Espanol S.A.	8,595
7,205	Banco Santander S.A.	103,783
11	Cia Espanola de Petroleos S.A.	426
784	Criteria Caixacorp S.A.	3,751
62	Enagas	1,220
64	Fomento de Construcciones y Contratas S.A.	2,554
73	Gamesa Corp. Tecnologica S.A.	1,571
323	Gas Natural SDG S.A.	6,013
108	Gestevision Telecinco S.A.	1,225
102	Grupo Ferrovial S.A.	3,485
245	Iberdrola Renovables S.A.	1,125
2,561	Iberdrola S.A.	21,858
1,741	Iberia Lineas Aereas de Espana S.A. *	3,866
61	Inditex S.A.	3,264
2,361	Inmobiliaria Colonial S.A. *	439
653	Mapfre S.A.	2,426
15	Red Electrica Corporacion S.A.	701
1,518	Repsol YPF S.A.	35,058
167	Sacyr Vallehermoso S.A.	2,661
1,975	Telefonica S.A.	48,875
		338,579
	Sweden—4.2%
241	Assa Abloy AB, Class B	3,937
254	Atlas Copco AB, Class A	2,998
210	Atlas Copco AB, Class B	2,205
628	Boliden AB	6,702
605	Electrolux AB, Series B *	11,210
100	Hennes & Mauritz AB, Class B	5,889
114	Holmen AB, Class B	3,106
177	Husqvarna AB, Class A *	1,033
518	Husqvarna AB, Class B *	3,235
380	Industrivarden AB, Class A	4,016
166	Industrivarden AB, Class C	1,595
551	Investor AB, Class B	9,719
271	Kinnevik Investment AB, Class B	3,608
27	Lundbergforetagen AB, Class B	1,138
390	NCC AB, Class B	3,961
4,459	Nordea Bank AB	42,845
971	Sandvik AB	9,163
6,324	SAS AB *	3,168
654	Scania AB, Class B	7,586
352	Securitas AB, Class B	3,286
4,859	Skandinaviska Enskilda Banken AB, Class A *	26,878
690	Skanska AB, Class B	9,590
404	SKF AB, Class B	6,003
266	SSAB, Class A	3,450
91	SSAB , Class B	1,077

1,039	Svenska Cellulosa AB, Class B	$13,229
533	Svenska Handelsbanken AB, Class A	12,913
1,518	Swedbank AB, Class A	11,616
368	Tele2 AB, Class B	4,905
1,594	Telefonaktiebolaget LM Ericsson, Class B	15,491
1,514	TeliaSonera AB	9,622
1,016	Volvo AB, Class A	7,147
2,083	Volvo AB, Class B	15,082
		267,403
	Switzerland—6.2%
610	ABB Ltd.	11,063
138	Adecco S.A.	6,603
45	Baloise Holding AG	3,562
5	BKW FMB Energie AG	384
632	Clariant AG *	4,698
381	Compagnie Financiere Richemont S.A.	9,296
1,172	Credit Suisse Group AG	54,993
2	Givaudan S.A.	1,328
6	Helvetia Holding AG	1,660
260	Holcim Ltd. *	15,678
91	Julius Baer Holding AG	4,304
24	Kuehne & Nagel International AG	1,985
1,174	Nestle S.A.	47,974
864	Novartis AG	39,288
26	Panalpina Welttransport Holding AG	1,981
40	Pargesa Holding S.A.	2,916
154	Petroplus Holdings AG *	2,427
199	Roche Holding AG	31,156
10	Schindler Holding AG	641
7	Schindler Holding AG Participant Certificates	449
1	SGS S.A.	1,173
13	Swatch Group AG-Bearer	2,359
30	Swatch Group AG-Registered	1,105
149	Swiss Life Holding AG	14,827
1,188	Swiss Reinsurance	45,257
9	Swisscom AG	2,933
20	Syngenta AG	4,583
7	Synthes, Inc.	781
3,470	UBS AG *	50,330
164	Zurich Financial Services AG	32,000
		397,734
	United Kingdom—30.9%
2,942	3i Group PLC	13,352
1,329	Aegis Group PLC	1,818
206	AMEC PLC	2,408
274	Amlin PLC	1,510
1,169	Anglo American PLC	37,404
253	Antofagasta PLC	3,175
211	Arriva PLC	1,517
292	Associated British Foods PLC	3,853
680	AstraZeneca PLC	31,599
5,904	Aviva PLC	34,331
1,665	BAE Systems PLC	8,474
366	Balfour Beatty PLC	1,855
36,793	Barclays PLC	184,396
2,458	Barratt Developments PLC *	8,089
627	BG Group PLC	10,384
2,082	BHP Billiton PLC	53,949

15,864	BP PLC	$130,764
1,518	Bradford & Bingley PLC *	—
1,422	British Airways PLC *	3,357
644	British American Tobacco PLC	19,837
1,110	British Land Co. PLC REIT	8,005
424	British Sky Broadcasting Group PLC	3,838
16,335	BT Group PLC	34,298
198	Bunzl PLC	1,700
1,537	Cable & Wireless PLC	3,674
924	Cadbury PLC	9,053
617	Carnival PLC	17,838
419	Carphone Warehouse Group PLC	1,247
2,470	Centrica PLC	9,019
1,337	Compass Group PLC	7,148
329	Daily Mail & General Trust PLC, Class A	1,636
1,054	Diageo PLC	16,390
25,375	DSG International PLC	11,569
249	easyJet PLC *	1,248
2,942	Enterprise Inns PLC	6,950
231	Eurasian Natural Resources Corp.	3,307
373	Experian PLC	3,055
536	Firstgroup PLC	2,946
4,065	Friends Provident Group PLC	4,728
756	G4S PLC	2,676
4,591	GKN PLC	7,820
2,439	GlaxoSmithKline PLC	46,460
742	Hammerson PLC REIT	4,241
1,323	Henderson Group PLC	2,308
1,436	Home Retail Group PLC	7,475
18,018	HSBC Holdings PLC	180,944
313	ICAP PLC	2,356
369	Imperial Tobacco Group PLC	10,467
31,519	Inchcape PLC	14,370
407	InterContinental Hotels Group PLC	4,582
832	International Power PLC	3,521
701	Invensys PLC	2,998
832	Investec PLC	5,573
9,019	ITV PLC	6,018
1,865	J Sainsbury PLC	9,817
192	Johnson Matthey PLC	4,507
415	Kazakhmys PLC	5,893
1,262	Kesa Electricals PLC	2,725
4,809	Kingfisher PLC	16,962
2,939	Ladbrokes PLC	8,551
1,308	Land Securities Group PLC REIT	11,580
19,035	Legal & General Group PLC	20,339
948	Liberty International PLC REIT	6,852
33,970	Lloyds Banking Group PLC	47,870
2,082	Logica PLC	3,495
156	London Stock Exchange Group PLC	1,841
144	Lonmin PLC *	3,297
1,454	Man Group PLC	6,671
1,603	Marks & Spencer Group PLC	9,188
1,017	Mitchells & Butlers PLC *	4,388
1,828	Mondi PLC	8,031
428	National Express Group PLC	2,397
1,554	National Grid PLC	14,389
136	Next PLC	3,844
319	Northern Rock PLC *	—
16,337	Old Mutual PLC	25,952
505	Pearson PLC	5,806
624	Persimmon PLC	4,658

9,400	Premier Foods PLC *	$6,039
3,757	Prudential PLC	27,919
7,901	Punch Taverns PLC *	13,754
1,632	Rank Group PLC *	2,104
142	Reckitt Benckiser Group PLC	6,771
254	Reed Elsevier PLC	1,782
3,089	Rentokil Initial PLC	4,967
806	Rexam PLC	3,154
1,065	Rio Tinto PLC	43,946
1,124	Rolls-Royce Group PLC	7,719
80,067	Royal Bank of Scotland Group PLC	59,527
3,574	Royal Dutch Shell PLC, Class A	93,143
2,724	Royal Dutch Shell PLC, Class B	70,178
2,381	RSA Insurance Group PLC	4,997
526	SABMiller PLC	12,095
628	Sage Group PLC (The)	2,034
89	Schroders PLC	1,442
42	Schroders PLC NVTG	579
487	Scottish & Southern Energy PLC	8,938
2,018	Segro PLC REIT	9,234
187	Severn Trent PLC	3,003
146	Shire PLC	2,149
225	Smith & Nephew PLC	1,774
184	Smiths Group PLC	2,196
1,273	Standard Chartered PLC	29,989
2,824	Standard Life PLC	9,261
623	Tate & Lyle PLC	3,798
40,893	Taylor Wimpey PLC *	26,439
4,775	Tesco PLC	29,092
593	Thomas Cook Group PLC	2,133
310	Thomson Reuters PLC	9,842
1,544	Tomkins PLC	4,531
617	Travis Perkins PLC	8,331
3,030	Trinity Mirror PLC	4,107
1,138	TUI Travel PLC	4,283
1,305	Unilever PLC	34,184
329	United Business Media Ltd.	2,314
789	United Utilities Group PLC	5,896
176	Vedanta Resources PLC	5,147
42,996	Vodafone Group PLC	87,462
223	Whitbread PLC	3,200
1,047	William Hill PLC	3,185
1,633	William Morrison Supermarkets PLC	7,296
1,167	Wolseley PLC *	25,906
1,280	WPP PLC	9,799
2,742	Xstrata PLC	36,739
8,699	Yell Group PLC *	4,435
		1,977,396
	Total Common Stocks and Other Equity Interests
	(Cost $8,449,257)	6,330,691

	Preferred Stocks—0.7%
	Germany—0.6%
61	Fresenius SE	3,440
150	Henkel AG & Co. KGaA	5,487
186	Porsche Automobil Holding SE	12,062
739	ProSiebenSat.1 Media AG	4,652

149	Volkswagen AG	$11,616
		37,257
	Italy—0.1%
524	Exor SpA	4,985
3,699	Unipol Gruppo Finanziario SpA *	3,026
		8,011
	Total Preferred Stocks
	(Cost $68,329)	45,268

	Rights—0.0%
	Belgium—0.0%
1,122	Fortis Rights S.A., expiring 12/31/49 *	—

	United Kingdom—0.0%
293	Rexam PLC Rights, expiring 08/18/09 *	418

	Total Rights
	(Cost $0)	418

	Total Investments
	(Cost $8,517,586)—99.7%	6,376,377
	Other assets less liabilities—0.3%	15,737

	Net Assets—100.0%	$6,392,114

CVA Dutch Certificate

NVTG Non Voting

REIT Real Estate Investment Trust

VVPR Voter Verified Paper Record

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $8,619,087.  The net unrealized depreciation was $2,242,710 which consisted of aggregate gross unrealized appreciation of $283,455 and aggregate gross unrealized depreciation of $2,526,165.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares FTSE RAFI Japan Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—24.3%
700	Aisin Seiki Co. Ltd.	$17,905
2,500	Bridgestone Corp.	43,175
1,300	Casio Computer Co. Ltd.	10,611
3,000	Chofu Seisakusho Co. Ltd.	60,854
3,800	Daiei, Inc. (The) *	14,969
2,100	Denso Corp.	61,658
7,000	Fuji Heavy Industries Ltd.	28,090
27,000	Haseko Corp. *	25,527
5,600	Honda Motor Co. Ltd.	179,421
9,000	Isuzu Motors Ltd.	15,978
500	Marui Group Co. Ltd.	3,566
6,000	Mazda Motor Corp.	15,631
29,700	Nissan Motor Co. Ltd.	214,962
12,600	Panasonic Corp.	198,540
2,300	Pioneer Corp. *	6,693
9,000	Sanyo Electric Co. Ltd. *	20,043
3,000	Sekisui House Ltd.	28,111
7,000	Sharp Corp.	77,431
6,200	Sony Corp.	174,221
2,500	Suzuki Motor Corp.	62,766
12,300	Toyota Motor Corp.	515,541
500	Yamada Denki Co. Ltd.	31,094
400	Yamaha Motor Co. Ltd.	4,950
		1,811,737
	Consumer Staples—4.0%
6,100	Aeon Co. Ltd.	58,953
3,000	Ajinomoto Co., Inc.	28,615
20	Japan Tobacco, Inc.	57,566
3,000	Kirin Holdings Co. Ltd.	44,624
3,200	Seven & I Holdings Co. Ltd.	74,626
4,700	UNY Co. Ltd.	38,115
		302,499
	Energy—2.3%
13,000	Cosmo Oil Co. Ltd.	38,647
12,000	Nippon Mining Holdings, Inc.	56,726
14,000	Nippon Oil Corp.	73,827
		169,200
	Financials—17.3%
8,300	Aiful Corp.	26,942
8,000	Bank of Yokohama Ltd. (The)	43,112
10,000	Chuo Mitsui Trust Holdings, Inc.	34,666
4,000	Credit Saison Co. Ltd.	51,936
7,000	Daiwa House Industry Co. Ltd.	71,989
9,000	Daiwa Securities Group, Inc.	52,944
2,400	Hitachi Capital Corp.	32,598
36,985	Mitsubishi UFJ Financial Group, Inc.	219,900

510	Mitsubishi UFJ Lease & Finance Co. Ltd.	$15,537
3,000	Mitsui Fudosan Co. Ltd.	54,835
49,400	Mizuho Financial Group, Inc.	111,571
16,200	Nomura Holdings, Inc.	141,077
1,850	ORIX Corp.	116,408
2,400	Resona Holdings, Inc.	35,246
4,300	Sumitomo Mitsui Financial Group, Inc.	182,940
1,650	T&D Holdings, Inc.	48,185
2,000	Tokio Marine Holdings, Inc.	57,776
		1,297,662
	Health Care—1.6%
400	Astellas Pharma, Inc.	15,169
1,100	Daiichi Sankyo Co. Ltd.	19,875
1,100	Mediceo Paltac Holdings Co. Ltd.	13,670
1,700	Takeda Pharmaceutical Co. Ltd.	68,396
		117,110
	Industrials—19.3%
10,000	Asahi Glass Co. Ltd.	86,349
1,400	East Japan Railway Co.	79,857
4,000	Hankyu Hanshin Holdings, Inc.	18,320
10,000	ITOCHU Corp.	74,374
6,100	JTEKT Corp.	68,629
9,000	Kajima Corp.	25,243
4,000	Kintetsu Corp.	18,530
3,500	Komatsu Ltd.	56,952
17,000	Marubeni Corp.	78,040
6,200	Mitsubishi Corp.	123,095
14,000	Mitsubishi Electric Corp.	102,064
22,000	Mitsubishi Heavy Industries Ltd.	87,589
7,000	Mitsui & Co. Ltd.	87,284
10,000	Mitsui O.S.K. Lines Ltd.	60,612
21,000	Nagoya Railroad Co. Ltd.	69,268
12,000	Nippon Express Co. Ltd.	54,835
500	Secom Co. Ltd.	21,272
47,300	Sojitz Corp.	98,381
8,000	Sumitomo Electric Industries Ltd.	99,081
5,000	Sumitomo Heavy Industries Ltd.	24,003
7,000	Taisei Corp.	15,810
7,000	Toppan Printing Co. Ltd.	71,033
1,600	Toyota Tsusho Corp.	24,438
		1,445,059
	Information Technology—12.5%
5,200	Canon, Inc.	192,825
2,000	FUJIFILM Holdings Corp.	64,919
21,000	Fujitsu Ltd.	137,213
42,000	Hitachi Ltd.	140,301
700	Kyocera Corp.	56,032
28,000	NEC Corp. *	97,652
1,400	OMRON Corp.	22,560
500	Rohm Co. Ltd.	36,977
3,200	Seiko Epson Corp.	48,944
31,000	Toshiba Corp.	136,772
		934,195

	Materials—10.2%
14,000	Asahi Kasei Corp.	$71,916
2,700	JFE Holdings, Inc.	108,062
1,400	JSR Corp.	25,090
15,500	Mitsubishi Chemical Holdings Corp.	69,200
13,000	Mitsui Chemicals, Inc.	47,387
2,800	Nippon Paper Group, Inc.	71,768
33,000	Nippon Steel Corp.	131,383
11,000	Oji Paper Co. Ltd.	47,492
14,000	Sumitomo Chemical Co. Ltd.	68,974
19,000	Teijin Ltd.	59,877
2,700	Toyo Seikan Kaisha Ltd.	57,577
		758,726
	Telecommunication Services—3.5%
14	KDDI Corp.	73,827
2,800	Nippon Telegraph & Telephone Corp.	115,006
48	NTT DoCoMo, Inc.	69,180
		258,013
	Utilities—5.0%
1,000	Chubu Electric Power Co., Inc.	23,951
6,400	Chugoku Electric Power Co., Inc. (The)	133,251
2,800	Kansai Electric Power Co., Inc. (The)	62,209
2,100	Kyushu Electric Power Co., Inc.	45,002
4,200	Tokyo Electric Power Co., Inc. (The)	106,991
		371,404
	Total Common Stocks (Cost $8,070,830)	7,465,605

	Money Market Fund—0.0%
3,860	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $3,860)	3,860

	Total Investments (Cost $8,074,690)(a)—100.0%	7,469,465
	Liabilities in excess of other assets—0.0%	(2,081)

	Net Assets—100.0%	$7,467,384

* Non-income producing security.

(a)

At July 31, 2009, the aggregate cost of investment for Federal tax purposes was $8,080,448. The net unrealized depreciation was $610,983 which consisted of aggregate gross unrealized appreciation of $321,443 and aggregate gross unrealized depreciation of $932,426.

The valuation policy and listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Global Agriculture Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Australia—2.4%
156,879	Incitec Pivot Ltd.	$359,963
20,417	Nufarm Ltd.	183,995
		543,958
	Brazil—3.1%
36,500	Cosan S.A. Industria e Comercio *	333,365
41,900	Fertilizantes Fosfatados S.A.	390,723
		724,088
	Canada—10.2%
15,416	Agrium, Inc.	705,990
15,746	Potash Corp. of Saskatchewan, Inc.	1,461,723
23,244	Viterra, Inc. *	195,008
		2,362,721
	Chile—3.9%
24,846	Sociedad Quimica y Minera de Chile S.A., Class B	888,718

	China—1.1%
452,000	China BlueChemical Ltd., H-Shares	253,702

	Denmark—1.0%
4,694	Danisco A/S	228,361

	Germany—4.6%
12,226	K+S AG	682,590
18,586	Suedzucker AG	388,403
		1,070,993
	Hong Kong—3.5%
250,960	Chaoda Modern Agriculture Holdings Ltd.	169,680
352,000	China Agri-Industries Holdings Ltd.	260,706
688,000	Sinofert Holdings Ltd.	376,400
		806,786
	Indonesia—1.3%
154,000	Astra Agro Lestari Tbk PT	299,466

	Israel—7.1%
81,555	Israel Chemicals Ltd.	928,356
756	Israel Corp. Ltd. (The)	496,328
42,673	Makhteshim-Agan Industries Ltd.	217,912
		1,642,596

	Malaysia—7.7%
615,400	IOI Corp. Bhd	$856,057
104,700	Kuala Lumpur Kepong Bhd	371,540
30,400	Kulim Malaysia Bhd	62,569
116,500	PPB Group Bhd	486,175
		1,776,341
	Netherlands—0.6%
3,428	Nutreco Holding N.V.	146,506

	Norway—3.7%
27,640	Yara International ASA	853,100

	Singapore—11.1%
1,190,760	Golden Agri-Resources Ltd.	350,940
533,000	Wilmar International Ltd.	2,213,980
		2,564,920
	Switzerland—7.4%
7,468	Syngenta AG	1,711,135

	Taiwan—1.3%
96,000	Taiwan Fertilizer Co., Ltd.	304,316

	United States—30.0%
32,954	Archer-Daniels-Midland Co.	992,574
11,945	Bunge Ltd.	835,792
4,749	CF Industries Holdings, Inc.	374,886
7,348	Corn Products International, Inc.	205,744
8,038	Darling International, Inc. *	56,748
6,248	Fresh Del Monte Produce, Inc. *	133,770
7,372	Intrepid Potash, Inc. *	186,217
22,079	Monsanto Co.	1,854,635
33,159	Mosaic Co. (The)	1,729,242
6,443	Scotts Miracle-Gro Co. (The), Class A	251,599
9,800	Terra Industries, Inc.	285,768
		6,906,975
	Total Common Stocks
	(Cost $21,174,951)	23,084,682

	Money Market Fund—0.0%
10,293	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $10,293)	10,293

	Total Investments (Cost $21,185,244)(a)—100.0%	23,094,975
	Other assets less liabilities—0.0%	1,645

	Net Assets—100.0%	$23,096,620

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $21,193,438.  The net unrealized appreciation was $1,901,537, which consisted of aggregate gross unrealized appreciation of $2,221,165 and aggregate gross unrealized depreciation of $319,628.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Global Biotech Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Australia—3.8%
3,511	CSL Ltd.	$89,172

	Austria—1.7%
1,070	Intercell AG *	39,032

	Denmark—2.1%
1,017	Genmab A/S *	40,472
357	NeuroSearch A/S *	7,851
		48,323
	France—0.6%
1,075	NicOx S.A. *	13,320

	Netherlands—1.6%
1,491	Crucell N.V. *	36,824

	Spain—4.5%
4,554	Grifols S.A.	82,481
5,034	Zeltia S.A.	21,696
		104,177
	Switzerland—4.5%
1,588	Actelion Ltd. *	86,980
217	Basilea Pharmaceutica *	19,255
		106,235
	United States—81.2%
856	Acorda Therapeutics, Inc. *	21,623
1,851	Alexion Pharmaceuticals, Inc. *	81,537
2,150	Alkermes, Inc. *	22,188
938	Alnylam Pharmaceuticals, Inc. *	21,827
3,286	Amgen, Inc. *	204,751
3,128	Amylin Pharmaceuticals, Inc. *	46,013
3,169	Biogen Idec, Inc. *	150,686
2,264	BioMarin Pharmaceutical, Inc. *	37,152
1,823	Celera Corp. *	10,938
3,885	Celgene Corp. *	221,291
1,407	Cephalon, Inc. *	82,521
1,312	Cepheid, Inc. *	13,868
1,304	Cubist Pharmaceuticals, Inc. *	25,910
2,775	Genzyme Corp. *	143,995
3,808	Gilead Sciences, Inc. *	186,325
1,985	Halozyme Therapeutics, Inc. *	14,014
3,075	Human Genome Sciences, Inc. *	43,973
2,205	Incyte Corp. Ltd. *	11,466
970	InterMune, Inc. *	14,822
2,211	Isis Pharmaceuticals, Inc. *	40,417

751	Martek Biosciences Corp. *	$17,468
2,911	Medarex, Inc. *	46,198
2,229	Myriad Genetics, Inc. *	61,119
1,285	Onyx Pharmaceuticals, Inc. *	46,157
1,312	OSI Pharmaceuticals, Inc. *	44,332
2,706	PDL BioPharma, Inc.	22,270
1,812	Regeneron Pharmaceuticals, Inc. *	38,849
831	Rigel Pharmaceuticals, Inc. *	6,922
1,374	Savient Pharmaceuticals, Inc. *	21,421
1,940	Seattle Genetics, Inc. *	23,377
1,414	Theravance, Inc. *	21,351
599	United Therapeutics Corp. *	55,479
2,753	Vertex Pharmaceuticals, Inc. *	99,136
		1,899,396
	Total Common Stocks (Cost $2,514,794)	2,336,479

	Money Market Fund—0.1%
3,188	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $3,188)	3,188

	Total Investments (Cost $2,517,982)(a)—100.1%	2,339,667
	Liabilities in excess of other assets—(0.1%)	(1,327)

	Net Assets—100.0%	$2,338,340

*   Non-income producing security.

(a)  At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $2,517,982.  The net unrealized depreciation was $178,315, which consisted of aggregate gross unrealized appreciation of $126,959 and aggregate gross unrealized depreciation of $305,274.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Global Clean Energy Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—0.8%
1,410,990	Infigen Energy	$1,513,204

	Austria—1.2%
44,209	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	2,142,937

	Belgium—3.6%
1,969,618	Hansen Transmissions International N.V.*	4,408,196
81,130	Umicore	2,107,204
		6,515,400
	Brazil—2.2%
353,500	Cosan S.A. Industria e Comercio*	3,228,621
88,200	Sao Martinho S.A.*	744,928
		3,973,549
	Canada—1.7%
160,183	5N Plus, Inc.*	960,120
705,574	Ballard Power Systems, Inc.*	1,305,289
191,316	Canadian Hydro Developers, Inc.*	890,130
		3,155,539
	China—10.4%
460,700	BYD Co. Ltd., H-Shares *	2,553,153
2,330,000	China High Speed Transmission Equipment Co. Ltd.	5,838,491
352,034	Gushan Environmental Energy Ltd. ADR	873,044
181,606	JA Solar Holdings Co. Ltd. ADR*	873,525
274,190	LDK Solar Co. Ltd. ADR*	2,999,639
162,242	Suntech Power Holdings Co. Ltd. ADR*	2,983,630
216,402	Yingli Green Energy Holding Co. Ltd. ADR*	2,871,655
		18,993,137
	Denmark—4.5%
32,801	Novozymes A/S, Class B	2,932,313
10,067	Rockwool International A/S, Class B	781,116
63,214	Vestas Wind Systems A/S*	4,429,440
		8,142,869
	Finland—1.5%
118,335	Fortum Oyj	2,726,254

	France—5.5%
99,071	EDF Energies Nouvelles S.A.	4,931,478
14,161	Saft Groupe S.A.	549,501
75,257	Sechilienne-Sidec	2,883,982
314,511	Theolia S.A.*	1,645,363
		10,010,324

	Germany—11.6%
64,514	Centrotherm Photovoltaics AG*	$3,321,999
1,030,958	Conergy AG	993,916
300,491	Nordex AG*	4,826,819
14,899	Phoenix Solar AG	744,588
140,460	Q-Cells SE*	2,515,102
25,953	Roth & Rau AG*	871,670
39,221	SMA Solar Technology AG	3,120,029
26,588	Solar Millenium AG*	923,531
116,722	Solarworld AG	2,823,133
66,292	Solon SE*	954,892
		21,095,679
	Ireland—1.6%
425,272	Kingspan Group PLC	2,845,826

	Japan—5.5%
188,000	GS Yuasa Corp.	1,708,283
301	Japan Wind Development Co. Ltd.	1,277,420
116,000	Meidensha Corp.	690,919
15,700	NPC, Inc.	821,325
713,000	Sanyo Electric Co. Ltd.*	1,587,857
285,000	Sharp Corp.	3,152,529
350,000	Takuma Co. Ltd.	841,956
		10,080,289
	New Zealand—1.3%
572,677	Contact Energy Ltd.	2,375,238

	Norway—1.8%
406,009	Renewable Energy Corp. A/S*	3,210,003

	Philippines—1.4%
27,154,000	Energy Development Corp.	2,541,452

	Spain—12.6%
115,497	Abengoa S.A.	2,945,788
37,950	Acciona S.A.	4,559,856
444,748	EDP Renovaveis S.A.*	4,542,421
242,353	Gamesa Corporacion Tecnologica S.A.	5,215,787
1,020,076	Iberdrola Renovables S.A.	4,685,729
298,978	Solaria Energia y Medio Ambiente S.A.*	955,840
		22,905,421
	Switzerland—1.9%
29,096	BKW FMB Energie AG	2,235,762
2,841	Gurit Holding AG	1,333,059
		3,568,821
	United Kingdom—1.2%
52,889	Climate Exchange PLC*	815,881
337,589	Eaga PLC	695,392
559,162	PV Crystalox Solar PLC	755,510
		2,266,783

	United States—29.6%
184,084	American Superconductor Corp.*	$5,921,982
109,342	Baldor Electric Co.	2,816,650
166,176	Broadwind Energy, Inc.*	1,761,466
1,290,687	Capstone Turbine Corp.*	1,484,290
161,862	Covanta Holding Corp.*	2,733,849
84,930	Cree, Inc.*	2,722,856
98,289	Echelon Corp.*	833,491
98,523	Ener1, Inc.*	628,577
195,772	Energy Conversion Devices, Inc.*	2,787,793
34,130	EnerNOC, Inc.*	1,047,108
397,640	Evergreen Solar, Inc.*	835,044
17,154	First Solar, Inc.*	2,648,406
54,332	Fuel Systems Solutions, Inc.*	1,362,647
291,350	FuelCell Energy, Inc.*	1,168,314
558,284	GT Solar International, Inc.*	3,461,361
172,713	International Rectifier Corp.*	2,860,127
47,078	Itron, Inc.*	2,456,059
124,970	Johnson Controls, Inc.	3,234,223
39,845	Maxwell Technologies, Inc.*	564,205
167,327	MEMC Electronic Materials, Inc.*	2,948,302
53,661	Ormat Technologies, Inc.	2,124,439
30,166	Power Integrations, Inc.	883,562
175,588	Raser Technologies, Inc.*	393,317
107,883	SunPower Corp., Class A*	3,473,833
81,489	Ultralife Corp.*	523,159
72,448	Universal Display Corp.*	880,243
135,822	Zoltek Cos., Inc.*	1,347,354
		53,902,657
	Total Common Stocks and Other Equity Interests (Cost $186,819,797)	181,965,382

	Money Market Fund—0.1%
162,674	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $162,674)	162,674

	Total Investments
	(Cost $186,982,471)(a)—100.0%	182,128,056
	Other assets less liabilities—0.0%	32,709

	Net Assets—100.0%	$182,160,765

ADR American Depositary Receipt
*	Non-income producing security.

(a)

At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $193,644,663. The net unrealized depreciation was $11,516,607, which consisted of aggregate gross unrealized appreciation of $23,683,878 and aggregate gross unrealized depreciation of $35,200,485.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Global Coal Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—19.3%
28,296	Aquila Resources Ltd. *	$142,790
43,252	Centennial Coal Co. Ltd.	107,513
16,321	Energy Resources of Australia Ltd.	343,282
22,917	Felix Resources Ltd.	341,032
9,210	Gloucester Coal Ltd.	45,940
89,200	New Hope Corp. Ltd.	395,995
71,847	Paladin Energy Ltd. *	272,369
21,821	Riversdale Mining Ltd. *	119,730
		1,768,651
	Canada—9.3%
23,457	Cameco Corp.	642,242
39,487	Denison Mines Corp. *	67,571
54,733	Uranium One, Inc. *	145,806
		855,619
	China—24.2%
451,000	China Coal Energy Co., H-Shares	631,978
193,000	China Shenhua Energy Co., Ltd., H-Shares	788,182
72,600	Inner Mongolia Yitai Coal Co., Class B	445,038
228,000	Yanzhou Coal Mining Co., Ltd., H-Shares	354,207
		2,219,405
	Indonesia—9.2%
1,682,500	Bumi Resources Tbk PT	474,660
269,000	Tambang Batubara Bukit Asam Tbk PT	368,605
		843,265
	Singapore—2.1%
127,000	Straits Asia Resources Ltd.	187,587

	Thailand—3.8%
31,700	Banpu PCL	349,324

	United Kingdom—0.4%
18,314	UK Coal PLC *	35,675

	United States—31.6%
4,270	Alliance Resource Partners LP	151,670
13,876	Alpha Natural Resources, Inc. *	462,210
16,680	Arch Coal, Inc.	290,399
15,579	Consol Energy, Inc.	553,522
17,858	International Coal Group, Inc. *	55,360
3,190	James River Coal Co. *	59,238
9,982	Massey Energy Co.	265,521
9,101	Patriot Coal Corp. *	76,175
18,871	Peabody Energy Corp.	624,818

12,968	USEC, Inc. *	$50,186
6,221	Walter Industries, Inc.	307,069
		2,896,168
	Total Common Stocks and Other Equity Interests (Cost $7,021,490)	9,155,694

	Money Market Fund—0.0%
3,651	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $3,651)	3,651

	Total Investments (Cost $7,025,141)(a)—99.9%	9,159,345
	Other assets less liabilities—0.1%	5,750

	Net Assets—100.0%	$9,165,095

*   Non-income producing security.

(a)  At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $7,026,463.  The net unrealized appreciation was $2,132,882, which consisted of aggregate gross unrealized appreciation of $2,253,306 and aggregate gross unrealized depreciation of $120,424.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Global Gold and Precious Metals Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Australia—8.7%
307,532	Lihir Gold Ltd. *	$708,197
33,326	Newcrest Mining Ltd.	831,166
207,071	PanAust Ltd. *	70,581
38,032	Sino Gold Mining Ltd. *	167,259
		1,777,203
	Bermuda—1.1%
54,082	Aquarius Platinum Ltd.	233,116

	Canada—41.1%
14,277	Agnico-Eagle Mines Ltd.	834,487
13,948	Alamos Gold, Inc. *	125,017
46,573	Barrick Gold Corp.	1,620,642
48,289	Eldorado Gold Corp. *	483,739
14,572	Franco-Nevada Corp.	362,580
15,934	Gammon Gold, Inc. *	111,130
44,650	Goldcorp, Inc.	1,690,431
8,005	Harry Winston Diamond Corp.	46,574
42,465	IAMGOLD Corp.	448,571
43,973	Kinross Gold Corp.	864,329
23,673	Novagold Resources, Inc. *	97,223
11,363	Pan American Silver Corp. *	221,353
29,839	Red Back Mining, Inc. *	276,282
8,884	Silver Standard Resources, Inc. *	174,870
37,466	Silver Wheaton Corp. *	344,129
75,035	Yamana Gold, Inc.	712,801
		8,414,158
	China—2.4%
522,000	Zijin Mining Group Co., Ltd., H-Shares	486,972

	Mexico—4.0%
51,900	Industrias Penoles SAB de CV	824,511

	South Africa—27.6%
24,296	Anglo Platinum Ltd.	1,718,625
20,424	AngloGold Ashanti Ltd.	771,219
64,238	Gold Fields Ltd.	757,607
55,564	Harmony Gold Mining Co., Ltd. *	497,594
64,524	Impala Platinum Holdings Ltd.	1,547,394
27,572	Mvelaphanda Resources Ltd. *	136,930
46,899	Northam Platinum Ltd.	221,904
		5,651,273

	United Kingdom—5.8%
25,172	Lonmin PLC *	$576,311
10,005	Randgold Resources Ltd.	602,930
		1,179,241
	United States—9.3%
8,791	Coeur d’Alene Mines Corp. *	124,832
22,109	Hecla Mining Co. *	69,643
35,983	Newmont Mining Corp.	1,487,897
5,307	Royal Gold, Inc.	218,012
		1,900,384
	Total Common Stocks (Cost $19,706,918)	20,466,858

	Money Market Fund—0.1%
7,246	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $7,246)	7,246

	Total Investments (Cost $19,714,164)(a)—100.1%	20,474,104
	Liabilities in excess of other assets—(0.1%)	(12,395)

	Net Assets—100.0%	$20,461,709

* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $19,714,164.  The net unrealized appreciation was $759,940, which consisted of aggregate gross unrealized appreciation of $1,086,159 and aggregate gross unrealized depreciation of $326,219.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Global Nuclear Energy Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—5.9%
46,488	Energy Resources of Australia Ltd.	$977,789
231,736	Paladin Energy Ltd. *	878,501
9,915	Silex Systems Ltd. *	57,123
		1,913,413
	Canada—9.6%
34,412	Cameco Corp.	942,184
171,955	Denison Mines Corp. *	294,253
371,647	Equinox Minerals Ltd. *	938,485
360,617	Uranium One, Inc. *	960,667
		3,135,589
	France—9.9%
4,124	Areva S.A.	2,360,938
16,673	EDF	822,016
612	Sperian Protection	37,093
		3,220,047
	Germany—5.8%
27,270	E.ON AG	1,026,864
8,359	RWE AG	702,170
5,319	SGL Carbon SE *	174,122
		1,903,156
	India—2.0%
20,076	Larsen & Toubro Ltd. GDR	642,432

	Japan—26.3%
485,000	Hitachi Ltd.	1,620,148
4,600	Hokkaido Electric Power Co., Inc.	88,864
3,800	Hokuriku Electric Power Co.	86,423
34,000	Japan Steel Works Ltd. (The)	442,880
43,000	JGC Corp.	740,795
27,300	Kansai Electric Power Co., Inc. (The)	606,539
15,400	Kyushu Electric Power Co., Inc.	330,017
175,000	Mitsubishi Heavy Industries Ltd.	696,728
6,100	Shikoku Electric Power Co., Inc.	181,664
77,900	Sumitomo Electric Industries Ltd.	964,800
3,000	Taihei Dengyo Kaisha Ltd.	29,403
40,600	Tokyo Electric Power Co., Inc. (The)	1,034,246
208,000	Toshiba Corp.	917,695
4,000	Toshiba Plant Systems & Services Corp.	47,986
192,000	Toyo Engineering Corp.	597,006
22,500	Yokogawa Electric Corp.	175,377
		8,560,571

	Netherlands—0.4%
10,634	Chicago Bridge & Iron Co. N.V.	$148,344

	South Korea—2.1%
12,018	Doosan Heavy Industries and Construction Co., Ltd.	685,932

	Switzerland—0.1%
306	BKW FMB Energie AG	23,513

	United Kingdom—1.1%
54,600	Serco Group PLC	365,243

	United States—36.7%
11,761	AMETEK, Inc.	380,586
5,215	Belden, Inc.	91,471
1,889	CIRCOR International, Inc.	43,560
10,836	Constellation Energy Group, Inc.	310,993
43,913	Duke Energy Corp.	679,773
28,060	Emerson Electric Co.	1,020,823
4,263	Entergy Corp.	342,447
19,558	Exelon Corp.	994,719
5,088	Federal Signal Corp.	45,080
11,180	FirstEnergy Corp.	460,616
6,302	Flowserve Corp.	509,013
13,012	Fluor Corp.	687,034
6,208	FPL Group, Inc.	351,807
5,764	General Cable Corp. *	223,471
60,700	General Electric Co.	813,380
5,686	Kirby Corp. *	210,439
1,040	Landauer, Inc.	69,597
25,668	McDermott International, Inc. *	501,553
3,744	Mine Safety Appliances Co.	105,169
5,201	MKS Instruments, Inc. *	100,743
17,935	Parker Hannifin Corp.	794,162
11,604	Progress Energy, Inc.	457,662
21,585	SAIC, Inc. *	390,473
22,612	Shaw Group, Inc. (The) *	665,697
5,472	SPX Corp.	289,031
1,999	Team, Inc. *	29,105
23,416	Thermo Fisher Scientific, Inc. *	1,060,275
83,661	USEC, Inc. *	323,768
		11,952,447
	Total Common Stocks and Other Equity Interests (Cost $39,922,534)	32,550,687

	Money Market Fund—0.1%
23,989	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $23,989)	23,989

	Total Investments (Cost $39,946,523)(a)—100.0%	32,574,676
	Other assets less liabilities—0.0%	11,414

	Net Assets—100.0%	$32,586,090

GDR Global Depositary Receipt

* Non-income producing security.

(a)  At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $40,431,664.  The net unrealized depreciation was $7,856,988, which consisted of aggregate gross unrealized appreciation of $1,884,793 and aggregate gross unrealized depreciation of $9,741,781.

 The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Global Progressive Transportation Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Brazil—2.8%
14,800	Log-in Logistica Intermodal S.A.	$64,668

	Canada—5.0%
15,800	Bombardier, Inc., Class B	55,828
1,212	Canadian National Railway Co.	59,121
		114,949
	Chile—2.8%
1,811	Sociedad Quimica y Minera de Chile S.A. ADR	64,816

	China—4.6%
19,000	BYD Co., Ltd., H-Shares *	105,296

	Denmark—2.7%
10	A P Moller - Maersk A/S, Class B	61,883

	France—5.5%
1,044	Alstom S.A.	71,298
1,407	Saft Groupe S.A.	54,597
		125,895
	Germany—5.2%
1,401	Hamburger Hafen und Logistik AG	63,958
473	Vossloh AG	54,573
		118,531
	Italy—5.9%
3,129	Ansaldo STS SpA	63,038
35,318	Piaggio & C. SpA	72,905
		135,943
	Japan—13.1%
900	East Japan Railway Co.	51,337
11,000	GS Yuasa Corp.	99,953
8,000	Kinki Sharyo Co., Ltd.	62,356
2,100	Shimano, Inc.	85,593
		299,239
	Taiwan—7.7%
32,000	Giant Manufacturing Co., Ltd.	88,661
50,000	Merida Industry Co., Ltd.	87,326
		175,987
	United Kingdom—7.7%
3,619	BG Group PLC	59,938

9,808	FirstGroup PLC	$53,903
27,807	Stagecoach Group PLC	62,465
		176,306
	United States—36.9%
727	Burlington Northern Santa Fe Corp.	57,135
7,023	Clean Energy Fuels Corp.*	64,893
1,658	CSX Corp.	66,518
11,229	Ener1, Inc.*	71,641
3,114	Fuel Systems Solutions, Inc.*	78,099
1,732	Landstar System, Inc.	63,529
2,743	Marten Transport Ltd.*	48,387
5,795	Maxwell Technologies, Inc.*	82,057
1,416	Norfolk Southern Corp.	61,242
1,730	Overseas Shipholding Group, Inc.	59,426
1,733	Reliance Steel & Aluminum Co.	58,419
1,069	Union Pacific Corp.	61,489
3,877	WABCO Holdings, Inc.	73,702
		846,537
	Total Common Stocks and Other Equity Interests (Cost $2,043,379)	2,290,050

	Money Market Fund—0.0%
1,047	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,047)	1,047

	Total Investments (Cost $2,044,426)(a)—99.9%	2,291,097
	Other assets less liabilities—0.1%	1,311

	Net Assets—100.0%	$2,292,408

ADR American Depositary Receipt

*  Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $2,045,535.   The net unrealized appreciation was $245,562, which consisted of aggregate gross unrealized appreciation of $363,711 and aggregate gross unrealized depreciation of $118,149.

The valuation policy and listing of the other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Global Steel Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Australia—7.1%
15,069	BlueScope Steel Ltd.	$42,218
23,259	Fortescue Metals Group Ltd.*	81,599
8,810	Mount Gibson Iron Ltd.*	8,752
3,363	Murchison Metals Ltd.*	5,340
11,339	OneSteel Ltd.	28,186
1,500	Sims Metal Management Ltd.	34,730
		200,825
	Austria—1.3%
1,368	Voestalpine AG	37,762

	Brazil—9.3%
6,500	Cia Siderurgica Nacional S.A.	165,562
4,100	Gerdau S.A.	36,179
2,500	MMX Mineracao e Metalicos S.A.*	9,458
2,100	Usinas Siderurgicas de Minas Gerais S.A.	51,016
		262,215
	Canada—0.3%
263	Labrador Iron Ore Royalty Income Fund	9,244

	Chile—1.0%
1,242	CAP S.A.	28,867

	China—1.2%
10,000	Angang Steel Co. Ltd., H-Shares	22,684
14,000	Maanshan Iron & Steel Co. Ltd., H-Shares*	10,893
		33,577
	Egypt—0.4%
4,495	El Ezz Steel Rebars SAE	10,192

	Finland—1.9%
1,509	Outokumpu Oyj	29,416
1,152	Rautaruukki Oyj	24,793
		54,209
	Germany—6.1%
500	Salzgitter AG	50,436
3,989	ThyssenKrupp AG	122,157
		172,593
	Japan—24.1%
4,000	Daido Steel Co. Ltd.	16,471
3,000	Hitachi Metals Ltd.	29,309
5,000	JFE Holdings, Inc.	200,116
26,000	Kobe Steel Ltd.	49,982

800	Maruichi Steel Tube Ltd.	$15,312
53,000	Nippon Steel Corp.	211,008
8,000	Nisshin Steel Co. Ltd.	15,211
1,000	Sanyo Special Steel Co. Ltd.	4,044
38,000	Sumitomo Metal Industries Ltd.	94,207
1,300	Tokyo Steel Manufacturing Co. Ltd.	14,339
600	Yamato Kogyo Co. Ltd.	18,593
2,000	Yodogawa Steel Works Ltd.	9,517
		678,109
	Luxembourg—9.1%
6,161	ArcelorMittal	220,552
1,667	Ternium S.A. ADR	34,007
		254,559
	Mexico—0.5%
3,600	Industrias CH SAB de CV, Series B*	12,664

	Russia—3.6%
2,950	Evraz Group S.A. GDR	64,900
3,460	Mechel ADR	36,953
		101,853
	South Africa—4.2%
3,700	ArcelorMittal South Africa Ltd.	47,201
2,636	Kumba Iron Ore Ltd.	69,608
		116,809
	South Korea—10.8%
510	Dongkuk Steel Mill Co. Ltd.	13,163
706	Hyundai Steel Co.	41,272
607	POSCO	248,099
		302,534
	Spain—1.8%
2,114	Acerinox S.A.	41,720
1,093	Tubacex S.A.	4,045
1,435	Tubos Reunidos S.A.	3,967
		49,732
	Sweden—0.9%
1,978	SSAB AB, Series A	25,657

	Taiwan—4.1%
104,214	China Steel Corp.	100,695
5,000	Feng Hsin Iron & Steel Co.	7,666
7,000	Tung Ho Steel Enterprise Corp.	7,446
		115,807
	Turkey—1.1%
9,550	Eregli Demir ve Celik Fabrikalari TAS	31,252

	United States—10.9%
911	AK Steel Holding Corp.	$17,919
801	Allegheny Technologies, Inc.	21,691
362	Carpenter Technology Corp.	6,766
1,068	Cliffs Natural Resources, Inc.	29,253
923	Commercial Metals Co.	15,266
2,313	Nucor Corp.	102,859
602	Reliance Steel & Aluminum Co.	20,293
231	Schnitzer Steel Industries, Inc., Class A	12,421
1,513	Steel Dynamics, Inc.	24,753
1,162	United States Steel Corp.	46,189
648	Worthington Industries, Inc.	8,567
		305,977
	Total Common Stocks and Other Equity Interests (Cost $2,958,270)	2,804,437

	Money Market Fund—0.3%
8,613	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $8,613)	8,613

	Total Investments (Cost $2,966,883)(a)—100.0%	2,813,050
	Liabilities in excess of other assets—(0.0%)	(1,267)

	Net Assets—100.0%	$2,811,783

ADR American Depositary Receipt

GDR Global Depositary Receipt

* Non-income producing security.

(a)  At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $3,021,117.  The net unrealized depreciation was $208,067, which consisted of aggregate gross unrealized appreciation of $141,888 and aggregate gross unrealized depreciation of $349,955.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares Global Water Portfolio
July 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.8%
	Austria—0.7%
478,622	Christ Water Technology AG *	$1,662,487

	Brazil—1.8%
263,200	Cia de Saneamento Basico do Estado de Sao Paulo	4,403,847

	Canada—5.4%
265,196	GLV, Inc., Class A *	1,842,218
447,807	Stantec, Inc. *	11,216,921
		13,059,139
	Finland—9.4%
1,166,117	Kemira Oyj	14,879,361
574,328	Uponor Oyj	7,808,691
		22,688,052
	France—10.3%
634,811	Suez Environnement S.A.	12,033,044
373,234	Veolia Environnement	12,768,449
		24,801,493
	Germany—3.0%
15,395	KSB AG	7,311,797

	Hong Kong—1.8%
7,845,909	Guangdong Investment Ltd.	4,393,681

	Italy—1.4%
307,244	ACEA SpA	3,476,049

	Japan—11.8%
1,919,000	Ebara Corp. *	6,168,538
358,300	Kurita Water Industries Ltd.	11,818,499
1,426,000	Organo Corp.	10,366,007
		28,353,044
	Malaysia—1.5%
4,027,200	Puncak Niaga Holding Bhd	3,658,493

	Netherlands—5.7%
729,938	Arcadis N.V.	13,701,673

	Singapore—5.8%
7,699,000	Hyflux Ltd.	14,094,768

	Spain—1.7%
170,803	Sociedad General de Aguas de Barcelona S.A., Class A	$4,058,534

	Switzerland—3.2%
54,839	Geberit AG	7,597,208

	United Kingdom—6.6%
2,147,711	Halma PLC	6,800,711
360,569	Severn Trent PLC	5,789,395
443,441	United Utilities Group PLC	3,313,727
		15,903,833
	United States—29.7%
200,122	American Water Works Co., Inc.	3,944,405
223,189	Aqua America, Inc.	4,030,793
109,692	Danaher Corp.	6,717,538
123,652	Itron, Inc. *	6,450,925
152,468	ITT Corp.	7,531,919
695,928	Nalco Holding Co.	12,310,967
266,510	Pentair, Inc.	7,281,053
392,815	Tetra Tech, Inc. *	11,831,588
160,604	Valmont Industries, Inc.	11,534,579
		71,633,767
	Total Investments (Cost $264,479,905)(a)—99.8%	240,797,865
	Other assets less liabilities—0.2%	586,478

	Net Assets—100.0%	$241,384,343

*   Non-income producing security.

(a)  At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $280,733,279.  The net unrealized depreciation was $39,935,414, which consisted of aggregate gross unrealized appreciation of $8,938,369 and aggregate gross unrealized depreciation of $48,873,783.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

	Schedule of Investments PowerShares Global Wind Energy Portfolio July 31, 2009 (Unaudited)

Number
of Shares		Value
	Common Stocks and Other Equity Interests—96.9%
	Belgium—3.4%
662,097	Hansen Transmissions International N.V. *	$1,481,837

	Bermuda—4.1%
14,780,000	China WindPower Group Ltd. *	1,792,659

	Canada—4.3%
408,000	Canadian Hydro Developers, Inc. *	1,898,289

	China—4.4%
777,000	China High Speed Transmission Equipment Group Co., Ltd.	1,946,999

	Denmark—11.7%
192,624	Greentech Energy Systems A/S *	971,950
60,003	Vestas Wind Systems A/S *	4,204,443
		5,176,393
	France—4.2%
37,443	EDF Energies Nouvelles S.A.	1,863,808

	Germany—10.8%
18,608	E.ON AG	700,692
100,736	Nordex AG *	1,618,133
10,954	REpower Systems AG *	1,739,674
9,018	Siemens AG	715,975
		4,774,474
	Japan—5.4%
444	Japan Wind Development Co., Ltd.	1,884,301
47,000	Mitsubishi Heavy Industries Ltd.	187,121
1,265	Mitsui & Co., Ltd. ADR	315,225
		2,386,647
	Spain—32.8%
881	Acciona S.A.	105,856
413,709	EDP Renovaveis S.A. *	4,225,406
14,674	Endesa S.A.	387,788
496,803	Fersa Energias Renovables S.A.	1,429,815
196,481	Gamesa Corporacion Tecnologica S.A.	4,228,555
889,229	Iberdrola Renovables S.A.	4,084,682
		14,462,102
	Switzerland—3.3%
32,100	ABB Ltd. ADR	586,788
1,873	Gurit Holding AG	878,853
		1,465,641

	United Kingdom—2.4%
70,795	Centrica PLC	$258,502
520,364	Clipper Windpower PLC *	720,342
21,050	International Power PLC	89,076
		1,067,920
	United States—10.1%
9,234	AES Corp. (The) *	118,103
58,000	American Superconductor Corp. *	1,865,860
5,668	FPL Group, Inc.	321,206
48,710	General Electric Co.	652,714
6,295	Xcel Energy, Inc.	125,522
137,759	Zoltek Cos., Inc. *	1,366,569
		4,449,974
	Total Common Stocks and Other Equity Interests (Cost $36,060,107)	42,766,743

	Money Market Fund—0.1%
39,152	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $39,152)	39,152

	Total Investments (Cost $36,099,259)(a)—97.0%	42,805,895
	Other assets less liabilities—3.0%	1,323,859

	Net Assets—100.0%	$44,129,754

ADR American Depositary Receipt
* Non-income producing security.

(a) At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $36,968,703. The net unrealized appreciation was $5,837,192, which consisted of aggregate gross unrealized appreciation of $7,825,767 and aggregate gross unrealized depreciation of $1,988,575.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

	Schedule of Investments PowerShares MENA Frontier Countries Portfolio July 31, 2009 (Unaudited)

Number
of Shares		Value

	Common Stocks—99.8%
	Egypt—22.3%
70,483	Commercial International Bank	$619,077
2,844	Eastern Tobacco	62,560
6,981	Egyptian Co. for Mobile Services	264,682
70,424	Egyptian Financial Group-Hermes Holding SAE	318,990
134,473	Egyptian Kuwaiti Holding Co.	258,188
10,729	ElSwedy Cables Holding Co.	137,381
23,790	Maridive & Oil Services SAE	95,160
20,763	Orascom Construction Industries	792,347
107,766	Orascom Telecom Holding SAE *	705,102
82,270	Telecom Egypt	258,614
		3,512,101
	Jordan—16.3%
77,865	Arab Bank	1,385,243
56,004	Jordan Petroleum Refinery Co.	627,055
20,643	Jordan Phosphate Mines	552,326
		2,564,624
	Kuwait—22.1%
60,000	Boubyan Bank KSC *	102,296
55,000	Boubyan Petrochemicals Co.	83,246
55,000	Burgan Bank SAK *	68,894
180,000	Commercial Real Estate Co.	82,672
125,080	Kuwait Finance House	539,663
60,000	Kuwait Investment Projects Co. Holding	110,647
297,500	Mobile Telecommunications Co. KSC	1,304,279
162,000	National Bank of Kuwait	687,683
132,500	National Industries Group Holding	214,379
70,000	Agility DGS *	282,533
		3,476,292
	Morocco—10.9%
38,280	Douja Promotion Groupe Addoha S.A.	647,898
58,963	Maroc Telecom	1,064,494
		1,712,392
	Oman—4.7%
186,320	Bank Muscat SAOG	352,707
79,428	Oman Telecommunications Co.	274,110
69,708	Renaissance Services SAOG	122,908
		749,725
	Qatar—7.3%
42,370	Al Khaliji *	193,170
23,167	Barwa Real Estate Co. *	197,881

129,733	Masraf Al Rayan			$427,568
48,895	Qatar Gas Transport Co. Ltd. (Nakilat) *			326,320
				1,144,939
	United Arab Emirates—16.2%
1,153,259	Air Arabia			313,983
236,460	Arabtec Holding Co.			175,752
1,663,514	DP World Ltd.			598,865
639,547	Dubai Financial Market			299,488
300,760	Dubai Investments PJSC *			98,261
218,253	Dubai Islamic Bank			150,335
1,229,198	Emaar Properties PJSC *			916,963
				2,553,647
	Total Common Stocks (Cost $17,907,365)			15,713,720

Principal		Interest	Maturity
Amount		Rate	Date

	Convertible Bond—0.1%
	Oman—0.1%
$3,199	Bank Muscat
	(Cost $8,310)	7.00%	03/20/14	7,979

Number
of Shares

	Money Market Fund—0.1%
21,281	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $21,281)			21,281

	Total Investments (Cost $17,936,956)(a)—100.0%			15,742,980
	Liabilities in excess of other assets—(0.0%)			(653)

	Net Assets—100.0%			$15,742,327

* Non-income producing security.

(a)  At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $19,193,774. The net unrealized depreciation was $3,450,794 which consisted of aggregate gross unrealized appreciation of $425,916 and aggregate gross unrealized depreciation of $3,876,710.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

	Schedule of Investments PowerShares 1-30 Laddered Treasury Portfolio July 31, 2009 (Unaudited)

Principal
Amount		Value

	United States Government Obligations—98.5%
	United States Treasury Bonds—68.2%
$1,415,000	8.875%, 02/15/19	$2,017,039
1,423,000	8.500%, 02/15/20	2,003,985
1,476,000	7.875%, 02/15/21	2,009,667
1,426,000	8.000%, 11/15/21	1,974,565
1,512,000	7.125%, 02/15/23	1,981,665
1,624,000	6.250%, 08/15/23	1,985,848
1,391,000	7.625%, 02/15/25	1,941,314
1,618,000	6.000%, 02/15/26	1,956,264
1,520,000	6.625%, 02/15/27	1,964,126
1,561,000	6.125%, 11/15/27	1,925,397
1,739,000	5.250%, 02/15/29	1,955,017
1,520,000	6.250%, 05/15/30	1,926,126
5,113,000	5.375%, 02/15/31	5,871,165
5,550,000	4.500%, 02/15/36	5,721,706
1,773,000	4.750%, 02/15/37	1,899,605
1,860,000	4.375%, 02/15/38	1,878,020
2,125,000	3.500%, 02/15/39	1,837,133
		40,848,642
	United States Treasury Notes—30.3%
2,003,000	3.500%, 02/15/10	2,037,193
1,916,000	4.500%, 02/28/11	2,025,423
1,872,000	4.625%, 02/29/12	2,025,856
1,906,000	3.875%, 02/15/13	2,037,188
1,886,000	4.000%, 02/15/14	2,022,147
1,889,000	4.000%, 02/15/15	2,012,818
1,842,000	4.500%, 02/15/16	2,006,054
1,819,000	4.625%, 02/15/17	1,988,680
1,961,000	3.500%, 02/15/18	1,975,709
		18,131,068

	Total Investments (Cost $60,277,866)(a)—98.5%	58,979,710
	Other assets less liabilities—1.5%	900,673

	Net Assets—100.0%	$59,880,383

(a)

At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $60,286,942. The net unrealized depreciation was $1,307,232, which consisted of aggregate gross unrealized appreciation of $54,015 and aggregate gross unrealized depreciation of $1,361,247.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

	Schedule of Investments PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio July 31, 2009 (Unaudited)

Number
of Shares		Value

	Exchange Traded Funds —99.9%
	Commodity Funds—0.4%
857	PowerShares DB Gold Fund* (/)	$29,387
346	PowerShares DB Oil Fund* (/)	8,944
		38,331
	Currency Fund—0.2%
668	PowerShares DB G10 Currency Harvest Fund* (/)	14,749

	Domestic Equity Funds—48.1%
9,222	DJ Wilshire REIT ETF	345,917
102,642	PowerShares Dynamic Large Cap Growth Portfolio (=)	1,272,761
21,728	PowerShares Dynamic Large Cap Portfolio (=)	427,172
84,315	PowerShares Dynamic Large Cap Value Portfolio (=)	1,281,588
23,562	PowerShares Dynamic Mid Cap Growth Portfolio* (=)	353,666
43,393	PowerShares Dynamic Mid Cap Value Portfolio (=)	532,432
10,695	PowerShares Dynamic Small Cap Growth Portfolio (=)	126,522
11,605	PowerShares Dynamic Small Cap Value Portfolio (=)	134,850
6,460	PowerShares Zacks Micro Cap Portfolio (=)	59,044
		4,533,952
	Fixed Income Funds—23.2%
680	iShares Barclays 1-3 Year Treasury Bond Fund	56,909
2,105	iShares Barclays 7-10 Year Treasury Bond Fund	191,913
1,966	iShares Barclays MBS Bond Fund	208,455
1,726	iShares Barclays TIPS Bond Fund	174,913
2,599	iShares iBoxx $ Investment Grade Corporate Bond Fund	271,492
26,435	PowerShares 1-30 Laddered Treasury Portfolio (=)	719,825
7,270	PowerShares Emerging Markets Sovereign Debt Portfolio (=)	176,734
3,391	SPDR Barclays Capital High Yield Bond ETF	125,738
4,617	SPDR Barclays Capital International Treasury Bond ETF	260,260
		2,186,239
	International Equity Funds—28.0%
1,826	iShares MSCI EAFE Index Fund	92,049
1,366	iShares MSCI Emerging Markets Index Fund	48,794
27,677	iShares MSCI Japan Index Fund	273,172
11,477	iShares S&P Europe 350 Index Fund	399,514
3,182	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (=)	129,667
11,466	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (=)	397,182
912	PowerShares FTSE RAFI Japan Portfolio (=)	34,373
11,022	Vanguard Emerging Markets ETF	388,966
9,810	Vanguard ETF European	439,979
13,733	Vanguard Europe Pacific ETF	433,688
		2,637,384
	Total Exchange Traded Funds (Cost $9,619,988)	9,410,655

	Money Market Fund—0.1%
8,384	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $8,384)	$8,384

	Total Investments (Cost $9,628,372)(a)—100.0%	9,419,039
	Liabilities in excess of other assets—(0.0%)	(1,464)

	Net Assets—100.0%	$9,417,575

ETF	- Exchange Traded Fund
REIT	- Real Estate Investment Trust

*	Non-income producing security.
(/)	Not considered to be affiliated.
(=)

The Fund and the PowerShares exchange traded funds have the same investment adviser and therefore, are considered to be affiliated. The table below shows the transactions in and earnings for the investments in the affiliated exchange traded funds for the nine months ended July 31, 2009.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	10/31/08	Cost	Sales	(Depreciation)	Gain (Loss)	07/31/09	Income
PowerShares 1-30 Laddered Treasury Portfolio	$196,856	$574,665	$(20,047)	$(33,264)	$1,615	$719,825	$11,624
PowerShares Dynamic Large Cap Growth Portfolio	573,339	599,421	(6,363)	110,951	(4,587)	1,272,761	7,029
PowerShares Dynamic Large Cap Portfolio	347,202	65,916	(7,834)	25,542	(3,654)	427,172	4,885
PowerShares Dynamic Large Cap Value Portfolio	683,834	543,142	(8,233)	66,409	(3,564)	1,281,588	13,822
PowerShares Dynamic Mid Cap Growth Portfolio	346,446	218,016	(218,008)	161,929	(154,717)	353,666	—
PowerShares Dynamic Mid Cap Value Portfolio	203,017	287,648	(18,225)	69,404	(9,412)	532,432	6,460
PowerShares Dynamic Small Cap Growth Portfolio	257,906	27,353	(153,985)	66,356	(71,108)	126,522	334
PowerShares Dynamic Small Cap Value Portfolio	316,236	41,330	(206,074)	89,523	(106,165)	134,850	2,520
PowerShares Emerging Markets Sovereign Debt Portfolio	434,740	140,487	(488,037)	168,573	(79,029)	176,734	9,554
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	232,708	27,094	(176,226)	159,106	(113,015)	129,667	4,953
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	309,763	55,706	(44,464)	95,066	(18,889)	397,182	6,459
PowerShares FTSE RAFI Japan Portfolio	38,959	73,757	(88,379)	6,855	3,181	34,373	757
PowerShares Zacks Micro Cap Portfolio	119,160	21,346	(71,604)	34,254	(44,112)	59,044	512
Total Investments in Affiliates	4,060,166	2,675,881	(1,507,479)	1,020,704	(603,456)	5,645,816	68,909

(a)

At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $9,757,979. The net unrealized depreciation was $338,940 which consisted of aggregate gross unrealized appreciation of $218,916 and aggregate gross unrealized depreciation of $557,856.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

	Schedule of Investments PowerShares Autonomic Balanced NFA Global Asset Portfolio July 31, 2009 (Unaudited)

Number
of Shares		Value
	Exchange Traded Funds—100.0%
	Commodity Funds—0.6%
1,435	PowerShares DB Gold Fund * (/)	$49,206
368	PowerShares DB Oil Fund * (/)	9,513
		58,719
	Currency Fund—0.5%
2,095	PowerShares DB G10 Currency Harvest Fund * (/)	46,258

	Domestic Equity Funds—41.3%
9,528	DJ Wilshire REIT ETF	357,395
89,803	PowerShares Dynamic Large Cap Growth Portfolio (=)	1,113,557
23,343	PowerShares Dynamic Large Cap Portfolio (=)	458,923
79,756	PowerShares Dynamic Large Cap Value Portfolio (=)	1,212,292
19,372	PowerShares Dynamic Mid Cap Growth Portfolio* (=)	290,774
35,752	PowerShares Dynamic Mid Cap Value Portfolio (=)	438,677
7,857	PowerShares Dynamic Small Cap Growth Portfolio (=)	92,948
10,348	PowerShares Dynamic Small Cap Value Portfolio (=)	120,244
5,041	PowerShares Zacks Micro Cap Portfolio (=)	46,075
		4,130,885
	Fixed Income Funds—37.4%
5,076	iShares Barclays 1-3 Year Treasury Bond Fund	424,810
4,504	iShares Barclays 7-10 Year Treasury Bond Fund	410,630
4,126	iShares Barclays MBS Bond Fund	437,480
3,133	iShares Barclays TIPS Bond Fund	317,498
4,219	iShares iBoxx $ Investment Grade Corporate Bond Fund	440,717
30,783	PowerShares 1-30 Laddered Treasury Portfolio (=)	838,221
9,424	PowerShares Emerging Markets Sovereign Debt Portfolio (=)	229,097
4,261	SPDR Barclays Capital High Yield Bond ETF	157,998
7,559	SPDR Barclays Capital International Treasury Bond ETF	426,101
664	Vanguard Short-Term Bond ETF	52,815
		3,735,367
	International Equity Funds—20.2%
34,402	iShares MSCI Japan Index Fund	339,548
5,572	iShares S&P Europe 350 Index Fund	193,961
3,178	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (=)	129,504
8,482	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (=)	293,816
8,780	Vanguard Emerging Markets ETF	309,846
10,545	Vanguard ETF European	472,943
9,030	Vanguard Europe Pacific ETF	285,167
		2,024,785
	Total Exchange Traded Funds (Cost $9,580,258)	9,996,014

	Money Market Fund—0.2%
19,828	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $19,828)	$19,828

	Total Investments (Cost $9,600,086)(a)—100.2%	10,015,842
	Liabilities in excess of other assets—(0.2%)	(17,644)

	Net Assets—100.0%	$9,998,198

ETF	- Exchange Traded Fund
REIT	- Real Estate Investment Trust

*	Non-income producing security.
(/)	Not considered to be affiliated.
(=)

The Fund and the PowerShares exchange traded funds have the same investment adviser and therefore, are considered to be affiliated. The table below shows the transactions in and earnings for the investments in the affiliated exchange traded funds for the nine months ended July 31, 2009.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	10/31/08	Cost	Sales	(Depreciation)	Gain (Loss)	07/31/09	Income
PowerShares 1-30 Laddered Treasury Portfolio	$462,644	$702,213	$(313,124)	$(19,878)	$6,366	$838,221	$16,933
PowerShares Dynamic Large Cap Growth Portfolio	375,088	748,014	(127,147)	174,348	(56,746)	1,113,557	5,735
PowerShares Dynamic Large Cap Portfolio	325,386	161,672	(60,187)	31,822	230	458,923	5,502
PowerShares Dynamic Large Cap Value Portfolio	515,328	729,716	(140,970)	90,157	18,061	1,212,292	14,552
PowerShares Dynamic Mid Cap Growth Portfolio	290,401	244,095	(254,740)	139,235	(128,217)	290,774	—
PowerShares Dynamic Mid Cap Value Portfolio	190,419	483,801	(262,819)	126,751	(99,475)	438,677	5,137
PowerShares Dynamic Small Cap Growth Portfolio	187,230	65,463	(158,254)	56,440	(57,931)	92,948	290
PowerShares Dynamic Small Cap Value Portfolio	264,426	100,956	(229,028)	99,713	(115,823)	120,244	2,261
PowerShares Emerging Markets Sovereign Debt Portfolio	473,749	351,019	(726,689)	199,514	(68,496)	229,097	17,007
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	193,468	78,659	(179,421)	151,198	(114,400)	129,504	4,162
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	217,723	114,920	(112,679)	97,035	(23,183)	293,816	4,962
PowerShares Zacks Micro Cap Portfolio	93,932	30,761	(71,202)	30,819	(38,235)	46,075	440
Total Investments in Affiliates	3,589,794	3,811,289	(2,636,260)	1,177,154	(677,849)	5,264,128	76,981

(a)

At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $9,757,511.  The net unrealized appreciation was $258,331 which consisted of aggregate gross unrealized appreciation of $529,063 and aggregate gross unrealized depreciation of $270,732.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

	Schedule of Investments PowerShares Autonomic Growth NFA Global Asset Portfolio July 31, 2009 (Unaudited)

Number
of Shares		Value
	Exchange Traded Funds—99.7%
	Commodity Funds—0.3%
481	PowerShares DB Gold Fund * (/)	$16,494
359	PowerShares DB Oil Fund * (/)	9,280
		25,774
	Currency Fund—0.0%
167	PowerShares DB G10 Currency Harvest Fund * (/)	3,687

	Domestic Equity Funds—54.2%
9,358	DJ Wilshire REIT ETF	351,019
124,999	PowerShares Dynamic Large Cap Growth Portfolio (=)	1,549,987
22,557	PowerShares Dynamic Large Cap Portfolio (=)	443,471
96,689	PowerShares Dynamic Large Cap Value Portfolio (=)	1,469,673
14,946	PowerShares Dynamic Mid Cap Growth Portfolio * (=)	224,339
24,702	PowerShares Dynamic Mid Cap Portfolio (=)	444,636
36,559	PowerShares Dynamic Mid Cap Value Portfolio (=)	448,579
15,417	PowerShares Dynamic Small Cap Growth Portfolio (=)	182,383
13,646	PowerShares Dynamic Small Cap Value Portfolio (=)	158,567
9,143	PowerShares Zacks Micro Cap Portfolio (=)	83,567
		5,356,221
	Fixed Income Funds—9.1%
64	iShares Barclays 7-10 Year Treasury Bond Fund	5,835
373	iShares Barclays 20+ Year Treasury Bond Fund	35,364
504	iShares Barclays MBS Bond Fund	53,439
619	iShares Barclays TIPS Bond Fund	62,729
930	iShares iBoxx $ Investment Grade Corporate Bond Fund	97,148
12,689	PowerShares 1-30 Laddered Treasury Portfolio (=)	345,522
4,892	PowerShares Emerging Markets Sovereign Debt Portfolio (=)	118,925
2,292	SPDR Barclays Capital High Yield Bond ETF	84,987
1,763	SPDR Barclasy Capital International Treasury Bond ETF	99,380
		903,329
	International Equity Funds—36.1%
8,910	iShares MSCI EAFE Index Fund	449,153
5,147	iShares MSCI Emerging Markets Index Fund	183,851
23,945	iShares MSCI Japan Index Fund	236,337
12,729	iShares S&P Europe 350 Index Fund	443,096
2,868	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (=)	116,871
23,052	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (=)	798,522
205	PowerShares FTSE RAFI Japan Portfolio (=)	7,726
12,253	Vanguard Emerging Markets ETF	432,408
10,183	Vanguard ETF European	456,708
14,257	Vanguard Europe Pacific ETF	450,236
		3,574,908
	Total Exchange Traded Funds (Cost $9,907,165)	9,863,919

	Money Market Fund—0.3%
26,776	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $26,776)	$26,776

	Total Investments (Cost $9,933,941)(a)—100.0%	9,890,695
	Liabilities in excess of other assets—(0.0%)	(1,681)

	Net Assets—100.0%	$9,889,014

ETF	- Exchange Traded Fund
REIT	- Real Estate Investment Trust

*	Non-income producing security.
(/)	Not considered to be affiliated.
(=)

The Fund and the PowerShares exchange traded funds have the same investment adviser and therefore, are considered to be affiliated. The table below shows the transactions in and earnings for the investments in the affiliated exchange traded funds for the nine months ended July 31, 2009.

				Change in
				Unrealized
	Value	Purchases at	Proceeds from	Appreciation	Realized	Value	Dividend
	10/31/08	Cost	Sales	(Depreciation)	Gain (Loss)	07/31/09	Income
PowerShares 1-30 Laddered Treasury Portfolio	$16,949	$366,015	$(3,855)	$(34,124)	$537	$345,522	$5,776
PowerShares Dynamic Large Cap Growth Portfolio	878,760	737,445	(168,602)	215,311	(112,927)	1,549,987	7,933
PowerShares Dynamic Large Cap Portfolio	408,062	100,528	(82,695)	40,014	(22,438)	443,471	4,545
PowerShares Dynamic Large Cap Value Portfolio	1,027,846	594,884	(206,347)	71,784	(18,494)	1,469,673	15,344
PowerShares Dynamic Mid Cap Growth Portfolio	407,165	40,916	(219,127)	134,630	(139,245)	224,339	—
PowerShares Dynamic Mid Cap Portfolio	237,324	419,310	(223,783)	93,147	(81,362)	444,636	724
PowerShares Dynamic Mid Cap Value Portfolio	181,047	400,347	(186,702)	115,111	(61,224)	448,579	6,041
PowerShares Dynamic Small Cap Growth Portfolio	365,339	47,186	(216,042)	94,089	(108,189)	182,383	381
PowerShares Dynamic Small Cap Value Portfolio	417,434	55,871	(286,540)	116,445	(144,643)	158,567	2,536
PowerShares Emerging Markets Sovereign Debt Portfolio	346,002	79,573	(377,072)	113,883	(43,461)	118,925	6,662
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	295,008	23,349	(240,839)	189,285	(149,932)	116,871	4,588
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	618,732	453,026	(462,576)	318,409	(129,069)	798,522	9,866
PowerShares FTSE RAFI Japan Portfolio	93,170	124,784	(230,574)	3,575	16,771	7,726	1,205
PowerShares Zacks Micro Cap Portfolio	157,778	25,780	(86,921)	36,814	(49,884)	83,567	492
Total Investments in Affiliates	5,450,616	3,469,014	(2,991,675)	1,508,373	(1,043,560)	6,392,768	66,093

(a)

At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $10,306,652.  The net unrealized depreciation was $415,957, which consisted of aggregate gross unrealized appreciation of $482,384 and aggregate gross unrealized depreciation of $898,341.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

	Schedule of Investments PowerShares Emerging Markets Sovereign Debt Portfolio July 31, 2009 (Unaudited)

Principal
Amount		Value
	Sovereign Debt Obligations—98.5%
	Brazil—4.2%
$7,120,000	Republic of Brazil
	10.125%, 05/15/27	$10,039,200

	Bulgaria—4.0%
8,875,000	Republic of Bulgaria
	8.250%, 01/15/15	9,585,000

	Chile—4.0%
8,855,000	Republic of Chile
	5.500%, 01/15/13	9,628,042

	Colombia—4.2%
9,723,000	Republic of Colombia
	7.375%, 09/18/37	10,038,998

	El Salvador—4.6%
11,766,000	Republic of El Salvador
	8.250%, 04/10/32	11,118,870

	Hungary—4.2%
10,923,000	Republic of Hungary
	4.750%, 02/03/15	10,118,587

	Indonesia—5.3%
11,645,000	Republic of Indonesia
	8.500%, 10/12/35	12,751,275

	Mexico—4.1%
8,179,000	United Mexican States, MTN
	8.300%, 08/15/31	9,917,038

	Pakistan—5.9%
	Islamic Republic of Pakistan
7,390,000	7.125%, 03/31/16	5,505,092
11,989,000	6.875%, 06/01/17	8,632,079
		14,137,171
	Panama—4.2%
8,112,000	Republic of Panama
	8.875%, 09/30/27	9,977,760

	Peru—3.9%
7,720,000	Republic of Peru
	8.750%, 11/21/33	9,476,300

	Philippines—4.1%
7,809,000	Republic of Philippine
	9.500%, 02/02/30	9,780,773

	Poland—4.1%
$9,689,000	Republic of Poland
	5.250% 01/15/14	$9,942,435

	Qatar—4.2%
7,639,000	State of Qatar
	9.750%, 06/15/30	10,236,260

	Russia—4.5%
7,782,000	Russian Federation
	11.000%, 07/24/18	10,797,525

	South Africa—4.4%
10,624,000	Republic of South Africa
	5.875%, 05/30/22	10,670,480

	South Korea—3.9%
9,583,000	Republic of Korea
	5.125%, 12/07/16	9,384,057

	Turkey—4.6%
11,638,000	Republic of Turkey
	6.875%, 03/17/36	11,114,290

	Ukraine—6.9%
23,496,000	Ukraine Government
	6.750%, 11/14/17	16,682,159

	Uruguay—4.0%
8,332,000	Republic of Uruguay
	9.250%, 05/17/17	9,644,290

	Venezuela—4.8%
17,752,000	Bolivarian Republic of Venezuela
	9.000%, 05/07/23	11,538,800

	Vietnam—4.4%
10,316,000	Socialist Republic of Vietnam
	6.875%, 01/15/16	10,646,091

	Total Investments
	(Cost $231,771,940)(a)—98.5%	237,225,401
	Other assets less liabilities—1.5%	3,720,413

	Net Assets—100.0%	$240,945,814

MTN	- Medium-Term Note

(a)

At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $231,802,132.  The net unrealized appreciation was $5,423,269 which consisted of aggregate gross unrealized appreciation of $6,164,765 and aggregate gross unrealized depreciation of $741,496.

The valuation policy and a listing of other significant policies are available in the most recent shareholder report.

	Schedule of Investments PowerShares High Yield Corporate Bond Portfolio July 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Corporate Bonds—96.6%
	Aerospace/Defense—3.9%
$2,621,000	BE Aerospace, Inc.	8.50%	07/01/18	$2,614,448
2,746,000	L-3 Communications Corp., Series B	6.38	10/15/15	2,649,890
				5,264,338
	Auto Parts & Equipment—1.9%
2,386,000	Goodyear Tire & Rubber (The) Co.	10.50	05/15/16	2,570,915

	Beverages—1.9%
2,641,000	Constellation Brands, Inc.	7.25	09/01/16	2,601,385

	Coal—2.0%
2,621,000	Peabody Energy Corp.	7.38	11/01/16	2,647,210

	Commercial Services—1.9%
2,466,000	ARAMARK Corp.	8.50	02/01/15	2,496,825

	Computers—2.0%
2,608,000	Sungard Data Systems, Inc.	10.25	08/15/15	2,686,240

	Diversified Financial Services—2.1%
3,204,000	Ford Motor Credit Co. LLC	7.00	10/01/13	2,867,529

	Electric—7.7%
2,643,000	AES (The) Corp.	8.00	10/15/17	2,603,355
3,234,000	Edison Mission Energy	7.00	05/15/17	2,591,243
4,882,000	Energy Future Holdings	6.55	11/15/34	2,621,165
2,583,000	NRG Energy, Inc.	7.38	02/01/16	2,505,510
				10,321,273
	Food—2.1%
2,822,000	SUPERVALU, Inc.	8.00	05/01/16	2,814,945

	Hand/Machine Tools—2.0%
2,640,000	Baldor Electric Co.	8.63	02/15/17	2,659,800

	Healthcare - Products—4.0%
2,598,000	Bausch & Lomb, Inc.	9.88	11/01/15	2,604,495
2,489,000	Biomet, Inc.	11.63	10/15/17	2,713,010
				5,317,505
	Healthcare - Services—7.9%
2,489,000	Community Health Systems, Inc.	8.88	07/15/15	2,576,115
2,725,000	DaVita, Inc.	7.25	03/15/15	2,684,125
2,570,000	HCA, Inc.	9.25	11/15/16	2,685,649

$2,553,000	Vanguard Health Holding Co. II LLC	9.00%	10/01/14	$2,565,765
				10,511,654
	Holding Companies - Diversified—2.0%
2,952,000	Leucadia National Corp.	7.13	03/15/17	2,627,280

	Lodging—2.1%
3,756,000	MGM Mirage, Inc.	6.63	07/15/15	2,741,880

	Machinery - Construction & Mining—2.0%
3,166,000	Terex Corp.	8.00	11/15/17	2,635,695

	Media—5.7%
2,673,000	DIRECTV Holdings LLC / DIRECTV Financing Co.	6.38	06/15/15	2,572,763
2,648,000	DISH DBS Corp.	7.13	02/01/16	2,581,800
2,504,000	Nielsen Finance LLC / Nielson Finance Co.	10.00	08/01/14	2,529,040
				7,683,603
	Miscellaneous Manufacturing—1.9%
2,845,000	RBS Global, Inc. / Rexnord LLC	9.50	08/01/14	2,489,375

	Oil & Gas—11.7%
2,911,000	Chesapeake Energy Corp.	6.50	08/15/17	2,649,010
2,739,000	Forrest Oil Corp.	7.25	06/15/19	2,619,169
2,656,000	Newfield Exploration Co.	7.13	05/15/18	2,596,240
3,784,000	OPTI Canada, Inc.	8.25	12/15/14	2,516,360
2,686,000	Plains Exploration & Production Co.	7.75	06/15/15	2,679,284
3,247,000	Sabine Pass LNG LP	7.50	11/30/16	2,634,129
				15,694,192
	Packaging & Containers—2.0%
2,571,000	Crown Americas LLC	7.75	11/15/15	2,622,420

	Pipelines—3.8%
2,906,000	Dynegy Holdings, Inc.	8.38	05/01/16	2,542,750
2,665,000	El Paso Corp.	7.00	06/15/17	2,573,854
				5,116,604
	REITS—2.0%
2,881,000	Host Hotels & Resorts LP, Series Q	6.75	06/01/16	2,686,533

	Retail—4.1%
2,225,000	Dollar General Corp.	10.63	07/15/15	2,492,000
3,899,000	Rite Aid Corp.	9.50	06/15/17	2,972,988
				5,464,988
	Software—2.2%
3,400,000	First Data Corp.	9.88	09/24/15	2,885,750

	Telecommunications—17.7%
2,466,000	Cricket Communications, Inc.	9.38	11/01/14	2,515,320
2,844,000	Crown Castle International Corp.	9.00	01/15/15	3,018,194
2,919,000	Frontier Communications Corp.	9.00	08/15/31	2,700,075
2,444,000	Intelsat Jackson Holdings Ltd. (Bermuda)	11.25	06/15/16	2,615,080

$3,000,000	Level 3 Financing, Inc.	9.25%	11/01/14	$2,632,500
2,505,000	MetroPCS Wireless, Inc.	9.25	11/01/14	2,605,200
2,970,000	Sprint Nextel Corp.	6.00	12/01/16	2,609,888
2,447,000	Virgin Media Finance PLC (United Kingdom)	9.13	08/15/16	2,483,705
2,466,000	Windstream Corp.	8.63	08/01/16	2,515,320
				23,695,282
	Total Corporate Bonds (Cost $116,427,618)			129,103,221

Number
of Shares
	Money Market Fund—1.6%
2,088,206	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,088,206)			2,088,206

	Total Investments (Cost $118,515,824)(a)—98.2%			131,191,427
	Other assets less liabilities—1.8%			2,464,366

	Net Assets—100.0%			$133,655,793

REIT	- Real Estate Investment Trust

(a)

At July 31, 2009, the aggregate cost of investments for Federal income tax and financial statement purposes is the same. The net unrealized appreciation was $12,675,603, which consisted of aggregate gross unrealized appreciation of $12,764,805 and aggregate gross unrealized depreciation of $89,202.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

	Schedule of Investments
	PowerShares Insured California Municipal Bond Portfolio
	July 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Municipal Bonds—99.0%
	Ad Valorem Property Tax—29.7%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser 07B NATL RE	5.25%	08/01/39	$1,312,268
500,000	Arcadia California Unified School District (Election 2006) Ser 07A FSA	5.00	08/01/37	484,620
500,000	Desert California Community College District Ser 07C FSA	5.00	08/01/37	472,670
400,000	Foothill-De Anza California Community College District Ser 07A AMBAC	4.50	08/01/31	354,412
500,000	Los Angeles California Community College District (Election 2001) Ser 07A NATL RE	5.00	08/01/32	477,005
500,000	Los Angeles California Community College District Ref (Election 2001) Ser 05A FSA	5.00	08/01/25	510,100
505,000	Los Angeles Unified School District (Election 2002) Ser 07C FSA	5.00	07/01/32	494,855
500,000	Middletown California Unified School District (Election 2006) Ser 08 AGC	5.50	08/01/33	519,755
500,000	Riverside Community College District (Election 2004) Ser 07C NATL RE	5.00	08/01/32	480,195
2,000,000	San Bernardino California Community College District (Election 2002) Ser 08A	6.25	08/01/33	2,146,279
400,000	San Diego California Community College District (Election 2006) Ser 07 FSA	5.00	08/01/32	400,520
				7,652,679
	College Revenue—5.4%
500,000	California State University Rev Systemwide Ser 07A FSA	5.00	11/01/37	476,010
945,000	University of California Regents Medical Center Pooled Rev Ser 07A NATL RE	4.75	05/15/31	913,409
				1,389,419
	Electric Power Revenue—5.3%
400,000	Los Angeles California Water & Power Rev (Power System) Sub-Ser 07A-1 AMBAC	5.00	07/01/39	383,812
1,000,000	Redding California Electric System Rev COP Ser 08A FSA	5.00	06/01/30	982,160
				1,365,972
	General Fund—1.2%
400,000	California State Ref Ser 07 NATL RE	4.25	08/01/33	321,488

	Highway Tolls Revenue—1.3%
$400,000	Puerto Rico Commonwealth Highway & Transportation Auth Rev Ref Ser 07N FGIC	5.25%	07/01/39	$338,508

	Hospital Revenue—9.3%
1,000,000	California Statewide Communities Development Auth Rev (Catholic Healthcare West) Ser 07K AGC	5.50	07/01/41	966,420
1,000,000	California Statewide Communities Development Auth Rev (St. Joseph Health System-Remarketed) Insured Ser 07C FGIC	5.75	07/01/47	973,050
500,000	California Statewide Community Development Auth Rev (Sutter Health-Remarketed) Ser 04C FSA	5.05	08/15/38	462,045
				2,401,515
	Lease Revenue—8.1%
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev Police Headquarters FAC Ser 06A NATL RE	4.25	01/01/37	305,832
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev Ser 07B-1 NATL RE	4.75	08/01/37	417,725
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev (Real Property) Ser 09B AGC	5.50	04/01/39	982,690
400,000	Santa Clara Valley California Water District (CTFS Partner Water Utility System Improvement) Ser 07A NATL RE	5.00	06/01/37	392,312
				2,098,559
	Port, Airport & Marina Revenue—3.9%
1,000,000	Sacramento County California Airport System Rev (PFC/Grant) Sub-Ser 09C AGC	5.75	07/01/39	1,002,010

	Sales Tax Revenue—3.7%
500,000	San Francisco Bay Area Rapid Transit District Sales Tax Rev Ser 06 FSA	5.00	07/01/31	493,425
500,000	San Mateo County California Transit District (Sales Tax) Rev Ref Ser 05A NATL RE	4.75	06/01/34	461,810
				955,235
	Sewer Revenue—8.0%
400,000	Bakersfield California Wastewater Rev Ser 07A FSA	5.00	09/15/32	373,840
400,000	Clovis California Public Financing Auth Wastewater Rev Ser 07 AMBAC	4.50	08/01/38	319,760
500,000	Fresno California Sewer Rev Ser 08A AGC	5.00	09/01/37	476,095
460,000	Hollister California Joint Powers Financing Auth (Wastewater Rev Refinancing & Improvement Project) Ser 01 FSA	5.00	06/01/32	430,045

$500,000	Los Angeles California Wastewater System Rev Ref Ser 05A NATL RE	4.75%	06/01/35	$452,300
				2,052,040
	Special Assessment—6.1%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser 08 BHAC	5.63	10/01/37	1,564,725

	Tax Increment Revenue—2.3%
400,000	Hesperia California Public Financing Auth (Redevelopment & Housing Projects) Series 07A XLCA	5.00	09/01/31	307,132
400,000	San Jose California Redevelopment Agency Tax Allocation Ref (Merged Area Redevelopment Project) Ser 06C NATL RE	4.25	08/01/30	296,712
				603,844
	Water Revenue—14.7%
500,000	Contra Costa California Water District Ref (Water Rev) Ser 07O AMBAC	5.00	10/01/29	509,015
1,000,000	East Bay California Municipal Utility District Water System Rev Ref Series 07A NATL RE	5.00	06/01/32	1,006,360
500,000	East Bay California Municipal Utility District Water System Rev Sub-Ser 05A NATL RE	5.00	06/01/35	497,810
500,000	Pomona California Public Financing (Water Facilities Project) Ser 07AY AMBAC	5.00	05/01/47	408,425
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (Sr. Lien) Ser 08A AGC	5.13	07/01/47	481,005
500,000	San Francisco City & County Public Utilities Commission Water Rev Ser 06A FSA	4.50	11/01/31	448,380
500,000	San Luis Obispo County California Financing Auth Rev (Nacimiento Water Project) Ser 07A NATL RE	5.00	09/01/38	440,120
				3,791,115
	Total Investments (Cost $26,496,710)(a)—99.0%			25,537,109
	Other assets less liabilities—1.0%			254,259

	Net Assets—100.0%			$25,791,368

Auth	- Authority
COP	- Certificates of Participation
Ref	- Refunding Bonds
Rev	- Revenue
Ser	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.

FGIC	- Financial Guaranty Insurance Co.
FSA	- Financial Security Assurance, Inc.
NATL RE	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance, Inc.

(a)                        At July 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized depreciation was $959,601, which consisted of aggregate gross unrealized appreciation of $313,506 and aggregate gross unrealized depreciation of $1,273,107.

This table, as of July 31, 2009, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio.  In instances where the entity has guarnateed, backed or otherwise enhanced the credit quality of the security, it is not primarily responsible for the borrower’s obligation but may be called upon to satisfy the borrower’s obligations.

Percentage
of Total
Entities	Investments
National Public Finance Gurantee Corp.	30.4%
Financial Security Assurance, Inc.	23.6
Assured Guaranty Corp.	17.3
American Municipal Bond Assurance Corp.	7.7
Berkshire Hathway Insurance Co.	6.1
Financial Guranty Insurance Co.	5.1

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

	Schedule of Investments
	PowerShares Insured National Municipal Bond Portfolio
	July 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Municipal Bonds—100.6%
	Ad Valorem Property Tax—15.3%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser 07A FSA	5.00%	08/01/37	$1,938,480
2,150,000	Beaumont Texas Independent School District School Building Ser 09 AGC	5.00	02/15/38	2,111,494
3,000,000	Beaver County Pennsylvania Ser 09 FSA	5.55	11/15/31	3,166,650
3,000,000	California State Ser 05 NATL RE	4.75	03/01/35	2,630,160
1,000,000	Chicago Illinois Board of Education Ref Ser 05A AMBAC	5.50	12/01/30	1,055,570
10,000,000	Corona-Norca California Unified School District (Election 2006) Ser 09B AGC	5.38	02/01/34	9,859,299
1,000,000	Corpus Christi Texas (Certificates of Obligation-Solid Waste) Ser 08 AGC	5.38	03/01/33	1,035,010
2,000,000	Desert California Community College District Ser 07C FSA	5.00	08/01/37	1,890,680
1,500,000	District of Columbia Ser 08E BHAC	5.00	06/01/33	1,512,675
2,500,000	El Monte California Union High School District (Election 2008) Ser 09A AGC	5.50	06/01/34	2,473,075
2,000,000	Frisco Texas Independent School District (School Building) Ser 09 AGC	5.25	08/15/36	2,026,420
2,500,000	Los Angeles Unified School District (Election 2002) Ser 07C FSA	5.00	07/01/32	2,449,775
2,500,000	Philadelphia Pennsylvania Ser 09B AGC	7.13	07/15/38	2,675,250
5,150,000	Port Arthur Texas Independent School District (School Building) Ser 09 AGC	4.75	02/15/39	4,736,713
3,000,000	Port St. Lucie Florida Utility Rev Ref System Ser 09 AGC	5.00	09/01/35	2,923,110
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser 08 FSA	5.00	03/01/35	893,186
2,000,000	Riverside Community College District (Election 2004) Ser 07C NATL RE	5.00	08/01/32	1,920,780
4,100,000	San Bernardino California Community College District (Election 2002) Ser 08A	6.25	08/01/33	4,399,874
2,500,000	San Jacinto Unified School District (Election 2006) Ser 07 FSA	5.25	08/01/32	2,527,600
2,535,000	Yosemite California Community College District (Election 2004) Ser 08C FSA	5.00	08/01/32	2,424,880
				54,650,681
	College Revenue—5.2%
5,000,000	California State University Rev Systemwide Ser 09A AGC	5.25	11/01/38	4,749,199

$3,000,000	District of Columbia Rev (Catholic University of America) Ser 07 NATL RE	5.00%	10/01/29	$3,005,490
1,250,000	Massachusetts State Health & Educational Facilities Auth Rev (Massachusetts Institute of Technology) Ser 09O AGC	6.00	07/01/36	1,397,938
1,000,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Cornell University) Ser 09A	5.00	07/01/39	1,017,150
250,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Fordham University) Ser 08B AGC	5.00	07/01/38	246,230
1,000,000	Rhode Island Health & Educational Building Corp. Higher Education Facility Rev (University of Rhode Island) Ser 09B AGC	5.25	09/15/29	1,013,260
2,500,000	Savannah Georgia Economic Development Auth Rev (AASU Windward Commons) Ser 09 AGC	5.00	06/15/39	2,391,600
2,750,000	University Houston (Texas University Rev Ref-Consolidated) Ser 08 FSA	5.00	02/15/38	2,749,945
450,000	University of California Regents Medical Center Pooled Rev Ser 07A NATL RE	4.75	05/15/31	434,957
2,000,000	University of California Rev Ser 05C NATL RE	4.75	05/15/37	1,789,280
				18,795,049
	Electric Power Revenue—5.3%
500,000	Indiana Municipal Power Agency Power Supply System Rev Ser 07A NATL RE	5.00	01/01/37	476,340
5,000,000	Indiana Municipal Power Agency Power Supply System Rev Ser 07A NATL RE	5.00	01/01/42	4,666,350
2,900,000	Kentucky State Municipal Power Agency System Rev (Prairie State Project) Ser 07A NATL RE	5.00	09/01/37	2,593,963
6,000,000	Long Island Power Auth New York Electric Systems Rev General Ser 08A BHAC	5.50	05/01/33	6,256,800
3,315,000	Northern Illinois Municipal Power Agency Power Project Rev Ser 07A NATL RE	5.00	01/01/42	2,962,483
1,000,000	Paducah Kentucky Electric Plant Board Rev Ser 09A AGC	5.25	10/01/35	1,019,660
1,000,000	Redding California Electric System Rev COP Ser 08A FSA	5.00	06/01/30	982,160
				18,957,756
	General Fund—0.1%
500,000	California State Ref Ser 07 NATL RE	4.25	08/01/33	401,860

	Highway Tolls Revenue—9.9%
500,000	Miami-Dade County Florida Expressway Auth Toll System Rev Ser 06 AMBAC	5.00	07/01/37	450,285
4,250,000	North Carolina Turnpike Auth Triangle Expressway System Rev Ser 09A AGC	5.50	01/01/29	4,274,565

$4,000,000	North Carolina Turnpike Auth Triangle Expressway System Rev Ser 09A AGC	5.75%	01/01/39	$4,014,160
16,000,000	North Texas Thruway Auth Rev Ref System (First Tier) Ser 08K-1 AGC	5.75	01/01/38	16,707,680
8,000,000	Pennsylvania State Turnpike Common Turnpike Rev Sub-Ser 08C AGC	6.25	06/01/38	8,628,720
1,500,000	Puerto Rico Highway & Transportation Auth Highway Rev Ref Ser 07CC FSA	5.25	07/01/33	1,501,950
				35,577,360
	Hospital Revenue—16.8%
1,000,000	California Statewide Communities Development Auth Rev (Catholic Healthcare West) Ser 07K AGC	5.50	07/01/41	966,420
1,500,000	California Statewide Community Development Auth Rev (Sutter Health-Remarketed) Ser 04C FSA	5.05	08/15/38	1,386,135
500,000	Cape Girardeau County Missouri Industrial Development Auth Health Care Facilities Rev (St. Francis Medical Center) Ser 09A	5.50	06/01/34	497,945
500,000	Cape Girardeau County Missouri Industrial Development Auth Health Care Facilities Rev (St. Francis Medical Center) Ser 09A	5.75	06/01/39	504,435
5,000,000	Christian County Kentucky Hospital Rev (Hospital-Jennie Stuart Medical Center) Ser 06 AGC	5.50	02/01/36	4,708,150
5,000,000	Colorado Health Facilities Auth Rev (Catholic Health) Ser 06C-1 FSA	5.10	10/01/41	4,960,550
3,000,000	Colorado Health Facilities Auth Rev (Poudre Valley County Health Facilities Auth) Ser 05A FSA	5.20	03/01/31	3,058,110
300,000	Connecticut State Health & Educational Facility Auth (Yale - New Haven Hospital) Ser 06J-1 AMBAC	5.00	07/01/31	281,856
1,570,000	District of Columbia Hospital Rev (Childrens Hospital Obligation Group) Ser 08 AGC	5.25	07/15/38	1,455,720
5,340,000	District of Columbia Hospital Rev (Childrens Hospital Obligation Group) Ser 08 FSA	5.25	07/15/45	4,875,901
3,000,000	District of Columbia Rev (Medlantic/Helix-Remarketed) Ser 98C FSA	5.00	08/15/38	2,639,250
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev Ser 06B-1 FSA	5.50	06/01/38	1,845,520
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev (TECO Project) Ser 08 AGC	5.13	11/15/37	3,702,796
1,700,000	Indiana Health & Educational Facilities Finance Auth Rev (St. Francis) Ref Ser 06E FSA	5.25	05/15/41	1,581,085
2,500,000	Iowa Finance Auth Health Facilities Rev (Remarketed) Ser 08A AGC	5.63	08/15/37	2,484,250
2,000,000	Johnston North Carolina Memorial Hospital Auth Ser 08 FSA	5.25	10/01/36	1,940,740

$500,000	Maryland State Health & Higher Educational Facilities Auth Rev Ser 06A NATL RE	4.75%	07/01/36	$447,155
2,500,000	New Jersey Health Care Facilities Financing Auth Rev (Meridian Health) Ser 07V AGC	5.00	07/01/38	2,411,050
10,000,000	New Jersey Health Care Facilities Financing Auth Rev (Virtua Health) Ser 09 AGC	5.50	07/01/38	9,885,299
1,000,000	Pulaski County Arkansas Hospital Rev (Arkansas Children’s Hospital Project) Ser 09 AGC	5.50	03/01/34	978,860
4,000,000	South Carolina Jobs Economic Development Auth Hospital Facilities Rev (Ref-Palmetto Health-Remarketed) Ser 08A FSA	5.00	08/01/35	3,925,800
1,000,000	South Carolina Jobs-Economic Development Auth Hospital Rev Ref & Improvement (Anmed Health) Ser 09B AGC	5.50	02/01/38	980,260
1,900,000	Waco Health Facilities Development Corporation (Hillcrest Health System Project) Ser 06A NATL RE	5.00	08/01/31	1,679,923
2,050,000	Washington State Health Care Facilities Auth Rev (Multicare Health System Remarketed) Ser 07B FSA	5.50	08/15/38	2,035,261
850,000	Washington State Health Care Facilities Auth Rev (Providence Health) Ser 06E FSA	5.25	10/01/33	859,962
				60,092,433
	Lease Revenue—7.0%
2,000,000	Kern County California COP (Capital Improvements Projects) Ser 09A AGC	5.75	08/01/35	1,991,960
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev (Real Property) Ser 09B AGC	5.50	04/01/39	6,878,830
2,500,000	Manatee County Florida School Board COP (Master Lease Program) Ser 09 AGC	5.13	07/01/29	2,443,450
2,150,000	Miami-Dade County Florida School Board COP Ser 08B AGC	5.00	05/01/33	2,074,535
500,000	Miami-Dade County Florida School Board COP Ser 09A AGC	5.38	02/01/34	504,995
1,335,000	Ohio State Higher Educational Facility Rev (Case Western Reserve University Project) Ser 06 NATL RE	5.00	12/01/44	1,298,234
2,950,000	Orange County Florida School Board COP Ser 09A AGC	5.50	08/01/34	2,990,710
5,000,000	State Public School Building Auth Pennsylvania School Rev (Harrisburg School District Project) Ser 09A AGC	4.75	11/15/29	4,941,950
2,000,000	Yuba California Levee Financing Auth Rev (Levee Financing Project) Ser 08A AGC	5.00	09/01/38	1,828,640
				24,953,304

	Miscellaneous Revenue—4.5%
$2,500,000	Dallas Texas Civic Center Rev Ref & Improvement Ser 09 AGC	5.25%	08/15/34	$2,519,350
4,550,000	Dallas Texas Civic Center Rev Ref & Improvement Ser 09 AGC	5.25	08/15/38	4,549,909
1,000,000	Hudson Yards Infrastructure Corp. New York Rev Ser 06A NATL RE	4.50	02/15/47	796,990
1,000,000	Kentucky Economic Development Financial Auth (Louisville Arena Project) Rev Sub-Ser 08A-1 AGC	6.00	12/01/33	1,036,610
3,000,000	Kentucky Economic Development Financial Auth (Louisville Arena Project) Rev Sub-Ser 08A-1 AGC	6.00	12/01/38	3,080,250
1,000,000	Newark New Jersey Housing Auth Housing Rev (South Ward Police Facility) Ser 09 AGC	6.75	12/01/38	1,065,700
1,000,000	South Carolina State Public Service Auth Rev Ser 09B	5.25	01/01/39	1,026,080
2,000,000	New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 09 AGC	6.50	01/01/46	2,134,620
				16,209,509
	Multiple Utility Revenue—0.8%
2,990,000	Corpus Christi Texas Utility System Rev Improvement Ser 09 AGC	5.38	07/15/39	3,020,558

	Port, Airport & Marina Revenue—6.7%
5,000,000	Chicago Illinois O’Hare International Airport Rev (Ref-Third Indenture) Ser 05A NATL RE	5.00	01/01/29	4,920,450
1,000,000	Metropolitan Washington DC Airports Auth System Ser 09B BHAC	5.00	10/01/29	1,010,250
10,000,000	Miami-Dade County Florida Aviation Rev Ser 09B AGC	5.13	10/01/41	9,494,200
2,500,000	Port of Seattle Rev (Intermediate Lien) Ref Ser 05A NATL RE	5.00	03/01/35	2,395,525
2,000,000	Sacramento County California Airport System Rev (PFC/Grant) Sub-Ser 09C AGC	5.75	07/01/39	2,004,020
3,000,000	Sacramento County California Airport System Ser 08A FSA	5.00	07/01/41	2,665,290
1,500,000	St. Louis Missouri Airport Rev Lambert - St. Louis International Airport Ser 05 NATL RE	5.50	07/01/31	1,393,635
				23,883,370
	Recreational Revenue—4.1%
5,000,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser 09C AGC	5.38	10/01/28	4,961,250
2,575,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser 09C AGC	5.75	10/01/39	2,552,907
3,000,000	New Jersey Economic Development Auth Economic Development Rev (Duke Farms Foundation Project) Ser 09B	5.00	07/01/48	3,006,840

$4,000,000	New York City Industrial Development Agency Rev Yankee Stadium (Pilot) Ser 09	7.00%	03/01/49	$4,333,280
				14,854,277
	Sales Tax Revenue—2.0%
1,500,000	Central Puget Sound Regional Transportation Auth Sales & Use Tax Rev Ser 07A FSA	5.00	11/01/34	1,504,905
400,000	Dallas Area Rapid Transit (Senior Lien) Ser 07 AMBAC	5.00	12/01/32	403,144
400,000	Illinois Regional Transportation Auth Ser 06A NATL RE	4.50	07/01/35	354,240
3,000,000	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev Ref (Third Indenture) Ser 07B FSA	5.00	07/01/37	2,981,970
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev Ref Ser 05A NATL RE	5.00	07/01/30	1,002,990
1,000,000	Santa Clara Valley California Transportation Auth Sales Tax Rev (Ref-Measure A) Ser 07A AMBAC	5.00	04/01/36	962,890
				7,210,139
	Sewer Revenue—4.0%
2,500,000	Chicago Illinois Wastewater Transmission Rev Ser 08A BHAC	5.50	01/01/38	2,653,475
2,250,000	Detroit Michigan Sewer Disposal Rev (Senior Lien-Remarketed) Ser 03B FSA	7.50	07/01/33	2,614,297
2,500,000	Fresno California Sewer Rev Ser 08A AGC	5.00	09/01/37	2,380,475
500,000	Los Angeles California Wastewater System Rev Ref Ser 05A NATL RE	4.75	06/01/35	452,300
1,400,000	Sacramento County California Sanitation District Financing Auth Rev (County Sanitation District 1) Ser 05 NATL RE	5.00	08/01/35	1,354,514
5,000,000	Sacramento County California Sanitation District Financing Auth Rev (Sacramento Regional County Sanitation) Ser 06 NATL RE	5.00	12/01/36	4,777,450
				14,232,511
	Special Assessment—1.2%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser 08 BHAC	5.63	10/01/37	4,172,600

	Student Loan Revenue—1.4%
5,000,000	Maine Educational Loan Auth Student Loan Rev (Class A) Ser 09A-3 AGC	5.88	12/01/39	5,022,050

	Tax Increment Revenue—2.7%
$1,100,000	Rancho Cucamonga Redevelopment Agency Tax Allocation (Rancho Redevelopment Housing Set Aside) Ser 07A NATL RE	5.00%	09/01/34	$895,301
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev Subordinate (Commercial Redevelopment Project No. 1) Ser 09 AGC	6.25	11/01/39	4,080,047
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev Subordinate (Commercial Redevelopment Project No. 1) Ser 09 AGC	5.75	11/01/45	4,808,450
				9,783,798
	Transit Revenue—3.6%
2,000,000	Metropolitan Transportation Auth New York Rev Ref Insured Ser 02A FSA	5.75	11/15/32	2,066,020
400,000	New Jersey State Transportation Trust Fund Auth (Transit System) Ser 07A AMBAC	5.00	12/15/32	398,336
10,000,000	New Jersey State Transportation Trust Fund Auth (Transit System) Ser 08A AGC	5.50	12/15/38	10,399,800
				12,864,156
	Water Revenue—10.0%
2,900,000	Anchorage Water Rev Ref Ser 07 NATL RE	5.00	05/01/37	2,848,525
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev Ser 09A AGC	5.25	01/01/39	1,005,850
400,000	Birmingham Alabama Waterworks & Sewer Board Rev Sub-Ser 07A AMBAC	4.50	01/01/39	328,364
250,000	Broward County Florida Water & Sewer Utility Rev Ser 09A	5.25	10/01/34	251,245
2,250,000	Chicago Illinois Water Rev Ref (Second Lien) FSA	5.25	11/01/33	2,272,792
400,000	City of San Antonio Texas Water Rev Ref Ser 07 NATL RE	4.50	05/15/37	359,276
2,000,000	Detroit Michigan Water Supply System Rev (Second Lien-Remarketed) Ser 06B FSA	6.25	07/01/36	2,083,780
2,000,000	Detroit Michigan Water Supply System Rev (Second Lien-Remarketed) Ser 06B FSA	7.00	07/01/36	2,220,180
1,500,000	Detroit Water Supply System Rev (Second Lien) Ref Ser 06C FSA	5.00	07/01/29	1,462,995
1,000,000	East Bay California Municipal Utility District Water System Rev Sub-Ser 05A NATL RE	5.00	06/01/35	995,620
3,570,000	Houston Texas Utility System Rev Ref (Combined-First Lien) Ser 09A AGC	6.00	11/15/35	3,834,573
4,500,000	Indianapolis Industry Local Public Improvement (Waterworks Project) Ser 09A AGC	5.50	01/01/38	4,455,045
5,000,000	North Fort Bend Water Auth Texas Water System Rev Ser 09 AGC	5.25	12/15/34	4,999,650

$500,000	Philadelphia Water & Wastewater Rev Ref Ser 07B AMBAC	4.75%	11/01/31	$463,330
1,000,000	Pomona California Public Financing (Water Facilities Project) Ser 07AY AMBAC	5.00	05/01/47	816,850
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (Senior Lien) Ser 08A AGC	5.13	07/01/47	3,848,040
2,790,000	Riverside California Water Rev Ser 08B FSA	5.00	10/01/38	2,686,268
500,000	San Francisco City & County Public Utilities Commission Water Rev Ser 06A FSA	4.50	11/01/31	448,380
500,000	San Luis Obispo County California Financing Auth Rev (Nacimiento Water Project) Ser 07A NATL RE	5.00	09/01/38	440,120
				35,820,883
	Total Investments (Cost $360,188,580)(a)—100.6%			360,502,294
	Liabilities in excess of other assets—(0.6%)			(2,152,090)

	Net Assets—100.0%			$358,350,204

Auth	-Authority
COP	-Certificates of Participation
Ref	-Refunding Bonds
Rev	-Revenue
Ser	-Series

Glossary of Terms:
AGC	-Assured Guaranty Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BHAC	-Berkshire Hathaway Assurance Corp.
FSA	-Financial Security Assurance, Inc.
NATL RE	-National Public Finance Guarantee Corp.

(a)                      At July 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized appreciation was $313,714, which consisted of aggregate gross unrealized appreciation of $7,165,636 and aggregate gross unrealized depreciation of $6,851,922.

This table, as of July 31, 2009, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio.  In instances where the entity has guarnateed, backed or otherwise enhanced the credit quality of the security, it is not primarily responsible for the borrower’s obligation but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Corp.	57.6%
Financial Security Assurance, Inc.	20.1
National Public Finance Guarantee Corp.	13.1

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

	Schedule of Investments
	PowerShares Insured New York Municipal Bond Portfolio
	July 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Municipal Bonds—98.3%
	Ad Valorem Property Tax—3.2%
$300,000	Haverstraw Stony Point Central School District Rev Ser 07 FSA	5.00%	10/15/24	$321,852
700,000	New York NY (Fiscal 2008) Sub-Ser 07C-1 FSA	5.00	10/01/24	723,149
				1,045,001
	College Revenue—15.0%
1,000,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Pratt Institute) Ser 09C AGC	5.13	07/01/39	997,670
750,000	New York State Dormitory Auth Rev Non-Special Treatment School District Bond Financing Program - Ser 08D AGC	5.75	10/01/24	809,153
1,000,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Cornell University) Ser 09A	5.00	07/01/39	1,017,149
500,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Fordham University) Ser 08B AGC	5.00	07/01/28	516,305
500,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Fordham University) Ser 08B AGC	5.00	07/01/38	492,460
500,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (St. John’s University) Insured Ser 07A NATL RE	5.00	07/01/27	502,895
500,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt Mount Sinai School - Medical New York Ser 07 NATL RE	5.00	07/01/35	476,940
				4,812,572
	Electric Power Revenue—3.1%
500,000	Long Island Power Auth Electric System Rev Ser 04A AMBAC	5.00	09/01/34	474,655
500,000	Long Island Power Auth New York Electric Systems Rev General Ser 08A BHAC	5.50	05/01/33	521,400
				996,055
	Highway Tolls Revenue—6.3%
600,000	New York State Thruway Auth General Rev Ser 07H NATL RE	5.00	01/01/37	574,104
400,000	Puerto Rico Commonwealth Highway & Transportation Auth Transportation Rev Ref Ser 07N FGIC	5.25	07/01/39	338,508

$1,100,000	Triborough Bridge & Tunnel Auth Rev Ref Ser 02 NATL RE	5.00%	11/15/32	$1,104,862
				2,017,474
	Hospital Revenue—8.1%
600,000	New York State Dormitory Auth Rev Mental Health Services Facilities Improvement Ser 05B AMBAC	5.00	02/15/30	600,276
1,000,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Health Quest Systems) Ser 07B AGC	5.25	07/01/27	1,027,280
1,000,000	New York State Dormitory Auth Rev Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser 08A FSA	5.00	02/15/38	992,470
				2,620,026
	Hotel Occupancy Tax—4.0%
1,500,000	New York Convention Center Development Corp. Rev (Hotel Unit Fee Secured) Ser 05 AMBAC	5.00	11/15/44	1,282,950

	Income Tax Revenue—4.5%
600,000	New York City Transitional Finance Auth Building Aid Rev Ser 07S-2 FGIC	4.25	01/15/34	500,898
500,000	New York State Urban Development Corp. Rev (State Personal Income Tax) Ser 07C NATL RE	4.50	03/15/37	457,870
500,000	New York State Urban Development Corp. Rev (State Personal Income Tax) Ser 09B-1	5.00	03/15/36	497,785
				1,456,553
	Lease Revenue—7.4%
500,000	Erie County New York Industrial Development Agency School Facility Rev (City School District of Buffalo Project) Ser 03 FSA	5.75	05/01/23	521,000
350,000	Niagara Falls City School District Ref (High School Facilities) Ser 05 FSA	5.00	06/15/28	310,930
1,000,000	Puerto Rico Public Buildings Auth Rev Ref (Government Facilities-Remarketed) Ser 04K FSA	5.25	07/01/27	1,005,320
700,000	Rensselaer City School District Ser 06 XLCA	5.00	06/01/36	551,586
				2,388,836
	Miscellaneous Revenue—4.4%
500,000	Erie County New York Industrial Development Agency School Facility Rev (City School District of the city of Buffalo Project) Ser 03A FSA	5.75	05/01/28	524,760

$1,100,000	Hudson Yards Infrastructure Corp., New York Rev Ser 06A NATL RE	4.50%	02/15/47	$876,689
				1,401,449
	Port, Airport & Marina Revenue—6.2%
1,000,000	Port Auth of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser 07 FSA	5.00	08/15/33	1,008,540
1,000,000	Port Auth of New York & New Jersey (Consolidated-One Hundred Forty Eighth) Ser 07 FSA	5.00	08/15/37	1,003,260
				2,011,800
	Recreational Revenue—12.6%
1,000,000	New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 06 AMBAC	5.00	01/01/46	804,440
1,000,000	New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 09 AGC	6.50	01/01/46	1,067,310
1,000,000	New York City Industrial Development Agency Rev Yankee Stadium (Pilot) Ser 09 AGC	7.00	03/01/49	1,083,320
600,000	New York City Trust for Cultural Resources Rev (American Museum of National History) Ser 04A NATL RE	5.00	07/01/44	575,154
500,000	New York City Trust for Cultural Resources Rev Ref (Museum of Modern Art) Ser 08-1A	5.00	04/01/27	523,145
				4,053,369
	Sales Tax Revenue—6.4%
2,000,000	Sales Tax Asset Receivables Corp. Ser 04A AMBAC	5.00	10/15/32	2,048,520

	Transit Revenue—3.3%
505,000	Metropolitan Transportation Auth New York Rev Ref Insured Ser 02A FSA	5.75	11/15/32	521,670
600,000	Metropolitan Transportation Auth Rev Ser 07A NATL RE	4.75	11/15/37	528,330
				1,050,000
	Water Revenue—13.8%
1,000,000	Nassau County New York Sewer & Storm Water Finance Auth System Rev Ser 08A BHAC	5.38	11/01/28	1,069,380
600,000	New York City Municipal Finance Auth Water & Sewer System Rev Ser 07A FSA	4.25	06/15/39	514,662
1,000,000	New York City Municipal Water Finance Auth Water & Sewer Rev (2nd Generation Resolution) Ser 08DD	6.00	06/15/40	1,087,220

$1,250,000	New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Rev (New York City Municipal Water) Ser 04E	5.00%	06/15/30	$1,282,438
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (Senior Lien) Ser 08A AGC	5.13	07/01/47	481,005
				4,434,705
	Total Investments
	(Cost $31,762,009)(a)—98.3%			31,619,310
	Other assets less liabilities—1.7%			547,029

	Net Assets—100.0%			$32,166,339

Auth	-Authority
Ref	-Refunding Bonds
Rev	-Revenue
Ser	-Series

Glossary of Terms:
AGC	-Assured Guaranty Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BHAC	-Berkshire Hathaway Insurance Co.
FGIC	-Financial Guaranty Insurance Co.
FSA	-Financial Security Assurance, Inc.
NATL RE	-National Public Finance Guarantee Corp.
XLCA	-XL Capital Assurance, Inc.

(a)             At July 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same. The net unrealized depreciation was $142,699, which consisted of aggregate gross unrealized appreciation of $950,921 and aggregate gross unrealized depreciation of $1,093,620.

This table, as of July 31, 2009, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio.  In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligation but may be called upon to satisfy the borrower’s obligations.

Percentage
of Total
Entities	Investments
Financial Security Assurance, Inc.	23.6%
Assured Guaranty Corp.	20.5
National Public Finance Gurantee Corp.	17.7
American Municipal Bond Assurance Corp.	16.5
Berkshire Hathway Insurance Co.	5.0

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

	Schedule of Investments
	PowerShares Preferred Portfolio
	July 31, 2009 (Unaudited)

Number
of Shares		Value
	Preferred Stocks—99.8%
	Banks—37.3%
1,558,862	Barclays Bank PLC, 8.13% (United Kingdom)	$35,697,941
145,561	BNY Capital V, 5.95%, Series F	3,216,898
483,265	Fifth Third Capital Trust VI, 7.25%	9,539,651
212,483	Goldman Sachs Group, Inc., 6.20%, Series B	5,074,094
1,247,102	HSBC Holdings PLC, 8.13% (United Kingdom)	31,140,137
735,361	JPMorgan Chase & Co., 8.63%	19,148,800
391,494	KeyCorp Capital IX, 6.75%	7,524,515
165,128	National Bank Greece S.A., 9.00% (Greece)	3,880,508
460,402	National City Capital Trust II, 6.63%	9,254,080
240,266	PNC Capital Trust D, 6.13%	5,088,834
181,412	Santander Finance S.A. Unipersonal, 6.50% (Spain)	4,000,135
265,903	Santander Finance S.A. Unipersonal, 6.41%, Series 1 (Spain)	5,985,477
181,496	Suntrust Capital IX, 7.88%	4,032,841
846,162	USB Capital XI, 6.60%	19,546,342
1,047,066	Wachovia Capital Trust IV, 6.38%	20,595,788
559,013	Wells Fargo & Co., 8.00%, Series J	13,388,361
1,190,345	Wells Fargo Capital Trust IV, 7.00%	29,353,908
		226,468,310
	Chemicals—0.6%
46,507	EI Du Pont de Nemours & Co., 4.50%, Series B	3,633,592

	Diversified Financial Services—26.8%
855,580	ABN AMRO Capital Funding Trust VII, 6.08%, Series G	11,738,558
48,581	Ameriprise Financial, Inc., 7.75%	1,129,508
975	Bear Stearns Capital Trust III, 7.80%	23,849
90,930	Capital One Capital II, 7.50%	1,954,086
400,883	Credit Suisse Guernsey, 7.90% (Switzerland)	10,022,075
806,818	Deutsche Bank Capital Funding Trust IX, 6.63%	16,257,383
920,743	Deutsche Bank Contingent Capital Trust V, 8.05%	20,992,940
960,652	General Electric Capital Corp., 6.10%	21,518,605
1,790,290	JP Morgan Chase Capital X, 7.00%	44,345,482
1,271,064	Morgan Stanley Capital Trust VII, 6.60%	26,488,974
95,844	National Rural Utilities Cooperative Finance Corp., 5.95%	2,201,537
187,311	Respol International Capital Ltd., 7.45%, Series A	4,589,120
79,303	SLM Corp., 6.00%	1,174,477
		162,436,594
	Electric—7.5%
589,184	Alabama Power Co., 5.88%, Series 07-B (~)	15,142,028
82,153	BGE Capital Trust II, 6.20%	1,622,522
52,508	Consolidated Edison Co. of New York, Inc., 5.00%, Series A	4,657,460
178,306	Dominion Resources, Inc., 8.38%, Series A	4,641,305
147,876	Entergy Texas, Inc., 7.88%	3,866,957
387,590	FPL Group Capital, Inc., 6.60%, Series A	9,864,165
41,086	Interstate Power & Light Co., 8.38%, Series B	1,109,733
23,444	Pacific Gas & Electric Co., 6.00%, Series A	605,559
155,184	Xcel Energy, Inc., 7.60%	4,065,821
		45,575,550

	Insurance—15.7%
781,787	Aegon N.V., 6.38% (Netherlands)	$12,508,592
525,863	Allianz SE, 8.38% (Germany)	12,704,850
85,223	Arch Capital Group Ltd., 8.00%, Series A	1,998,479
65,981	Berkley W.R. Capital Trust II, 6.75%	1,540,656
56,312	Endurance Specialty Holdings Ltd., 7.75%, Series A	1,151,580
85,227	Everest Re Capital Trust II, 6.20%, Series B	1,822,153
2,011,716	ING Groep N.V., 7.20% (Netherlands) (~)	40,375,141
112,702	Lincoln National Capital VI, 6.75%, Series F	2,232,627
39,428	Markel Corp., 7.50%	1,001,077
397,469	MetLife, Inc., 6.50%, Series B	9,102,040
133,928	PartnerRe Ltd., 6.75%, Series C	3,053,558
145,493	Prudential PLC, 6.50% (United Kingdom)	3,091,726
171,435	RenaissanceRe Holdings Ltd., 6.60%, Series D	3,603,564
20,784	Selective Insurance Group, 7.50%	454,546
25,076	Torchmark Capital Trust III, 7.10%	603,078
		95,243,667
	Media—3.7%
271,185	CBS Corp., 6.75%	5,030,482
538,381	Comcast Corp., 7.00%, Series B	12,996,517
196,897	Viacom, Inc., 6.85%	4,400,648
		22,427,647
	REITS—6.3%
24,623	BRE Properties, Inc., 6.75%, Series C	467,098
241,535	Duke Realty Corp., 6.60%, Series L	4,144,741
41,152	Equity Residential Properties, 6.48%, Series N	812,752
168,372	Kimco Realty Corp., 7.75%, Series G	3,675,561
76,112	PS Business Parks, Inc., 7.00%, Series H	1,592,263
887,260	Public Storage, 7.25%, Series I	21,516,055
91,203	Realty Income Corp., 6.75%, Series E	1,951,744
192,321	Vornado Realty Trust, 6.63%, Series I	3,786,800
		37,947,014
	Telecommunications—1.9%
317,935	AT&T, Inc., 6.38%	8,304,462
168,396	Telephone & Data Systems, Inc., 6.63%	3,359,500
		11,663,962
	Total Investments
	(Cost $507,604,178)(a)—99.8%	605,396,336
	Other assets less liabilities—0.2%	1,472,737

	Net Assets—100.0%	$606,869,073

REIT	- Real Estate Investment Trust

(~)

Affiliated Investment.  The 1940 Act defines “affiliate” to include issuers of which a fund holds 5% or more of the outstanding voting securities.  The following is a summary of the transactions with affiliates for the nine months ended July 31, 2009.

				Change in
	Value	Purchases at	Proceeds from	Unrealized	Realized	Value	Dividend
	10/31/08	Cost	Sales	Appreciation	Gain (Loss)	07/31/09	Income
Alabama Power Co., 5.88%, Series 07-B	$3,436,280	$11,737,103	$(786,984)	$713,741	$41,888	$15,142,028	$379,941
ING Groep N.V., 7.20% (Netherlands)	7,341,764	19,764,119	(1,269,354)	14,571,166	(32,554)	40,375,141	1,744,507
Total Investments in Affiliates	10,778,044	31,501,222	(2,056,338)	15,284,907	9,334	55,517,169	2,124,448

(a)

At July 31, 2009, the aggregate cost of investments for Federal income tax purposes was $512,529,756. The net unrealized appreciation was $92,866,580, which consisted of aggregate gross unrealized appreciation of $92,866,580 and aggregate gross depreciation of $0.

The Fund has holdings greater than 10% of the net assets in the following country:

United Kingdom	11.5%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
PowerShares VRDO Tax-Free Weekly Portfolio
July 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate (!)	Date	Value
	Municipal Bonds (#)—99.5%
	Ad Valorem Property Tax—4.6%
$3,500,000	Chicago Illinois Board of Education Ser 00B FSA	1.00%	03/01/32	$3,500,000
4,295,000	District of Columbia Ref Ser 08A	0.55	06/01/34	4,295,000
5,000,000	Luzerne County Pennsylvania Ser 06A FSA	0.60	11/15/26	5,000,000
4,100,000	New York - City of New York Ser 95F-4	0.28	02/15/20	4,100,000
1,500,000	New York - City of New York Ser 95F-5	0.28	02/15/16	1,500,000
500,000	New York - City of New York Sub Ser 96J3	0.25	02/15/16	500,000
10,000,000	New York State Ser 00B	0.90	03/15/30	10,000,000
2,000,000	North Carolina State Public Improvements Ser 02D	0.14	06/01/19	2,000,000
5,450,000	Rochester Minnesota Rev (Waste Water) Ser 07B	0.33	12/01/26	5,450,000
2,000,000	Shelby County Tennessee Ser 06C	1.00	12/01/31	2,000,000
				38,345,000
	College Revenue—9.9%
1,700,000	Charlottesville Virginia Industrial Development Auth Educational Facilities Rev (University of Virginia Foundation Projects) Ser 06B	0.38	12/01/37	1,700,000
10,000,000	Connecticut State Health & Educational Facilities Auth Rev (Yale University) Ser 99U2	0.23	07/01/33	10,000,000
5,000,000	District of Columbia Rev (George Washington University-Remarketed) Ser 00B	0.30	09/15/29	5,000,000
5,000,000	District of Columbia Rev Ref (Howard University Issue-Remarketed) Ser 06B	0.38	10/01/26	5,000,000
5,500,000	Houston Texas Higher Education Finance Corp. Rev Ref (Rice University Project) Ser 06B	0.28	11/15/29	5,500,000
3,400,000	Massachusetts State Health & Educational Facilities Auth Rev (Harvard University) Ser 00Y	0.15	07/01/35	3,400,000
2,000,000	Missouri State Health & Educational Facilities Auth Rev (Washington University) Ser 04A	0.30	02/15/34	2,000,000
6,000,000	New Hampshire Health & Education Facilities Auth Rev (Dartmouth College Issue) Ser 02	0.23	06/01/32	6,000,000
5,000,000	New York City Industrial Development Agency Civic Facility Rev (New York Law School Project-Remarketed) Ser 06B-2	2.25	07/01/36	5,000,000

$3,900,000	New York State Dormitory Auth Rev State Supported Debt (Cornell University Remarketed) Ser 04A	0.15%	07/01/33	$3,900,000
15,370,000	Niagara County New York Industrial Development Agency Civic Facility Rev (Student Housing Village Corp.) Ser 07A	2.40	06/01/37	15,370,000
5,000,000	Ohio State Higher Educational Facility Rev Ref (Case Western Reserve University Project) Ser 08A	0.75	12/01/44	5,000,000
500,000	Payne County Economic Development Auth Student Housing Rev (OSUF Phase III Project) Ser 02 AMBAC	7.50	07/01/32	500,000
5,000,000	Pennsylvania State Higher Educational Facilities Auth College & University Rev (St. Joseph's University) Ser 08A	0.43	07/15/36	5,000,000
3,200,000	Rhode Island State Health & Educational Building Corp. Rev (Catholic School Pool Program) Ser 05A	2.50	04/01/35	3,200,000
5,000,000	University of Illinois COP (Utility Infrastructure Projects) Ser 04	0.40	08/15/21	5,000,000
				81,570,000
	Economic Development Revenue—1.2%
10,000,000	Louisiana Public Facilities Auth Rev (II City Plaza LLC Project) Ser 08	3.75	03/01/40	10,000,000

	Electric Power Revenue—5.6%
23,200,000	Austin Texas Water & Wastewater System Rev Ref Ser 04 FSA	0.90	05/15/24	23,200,000
5,000,000	Long Island Power Auth New York Electric Systems Rev (General Remarketed) Ser 03N FSA	0.85	12/01/29	5,000,000
6,000,000	Municipal Electric Authority of Georgia (Project One-Remarketed) Ser 94B FSA	1.45	01/01/16	6,000,000
7,000,000	Piedmont Municipal Power Agency South Carolina Electric Rev Ser 08C AGC	0.80	01/01/34	7,000,000
5,000,000	Southern California Public Power Auth Transmission Project Rev Subordinate Ref (Southern Transmission) Ser 00A FSA	1.00	07/01/23	5,000,000
				46,200,000
	General Fund—0.1%
500,000	North Carolina State Public Improvements Ser 02D	0.40	05/01/21	500,000
500,000	North Carolina State Public Improvements Ser 02E	0.23	05/01/21	500,000
				1,000,000
	Highway Tolls Revenue—10.0%
10,000,000	Bay Area Toll Auth California Toll Bridge Rev (Bay Area Remarketed) Ser 04B	0.80	04/01/39	10,000,000
4,900,000	Delaware River Joint Toll Bridge Commission Pennsylvania Bridge Rev Ser 07B-1	0.55	07/01/32	4,900,000

$1,800,000	Illinois State Toll Highway Auth Rev Ref Ser 98B FSA	0.70%	01/01/16	$1,800,000
1,400,000	Illinois State Toll Highway Auth Rev Ref Ser 98B FSA	0.70	01/01/17	1,400,000
7,800,000	New Jersey State Turnpike Auth Turnpike Rev Ser 03C-1 FSA	1.00	01/01/24	7,800,000
14,000,000	New Jersey State Turnpike Auth Turnpike Rev Ser 03C-2 FSA	1.00	01/01/24	14,000,000
6,000,000	Oklahoma State Turnpike Auth Rev Ref (Second Senior-Convertible) Ser 06D	0.31	01/01/28	6,000,000
5,000,000	Orlando & Orange County Expressway Auth (Florida Expressway Rev) Ref Sub-Ser 08B-1	0.35	07/01/40	5,000,000
7,200,000	Pennsylvania State Turnpike Commission Rev Ser 02A-1	0.43	12/01/30	7,200,000
17,745,000	Triborough Bridge & Tunnel Auth New York Rev (General Remarketed) Ser 01C	0.90	01/01/32	17,745,000
3,600,000	Triborough Bridge & Tunnel Auth New York Rev Ref (Remarketed) Sub-Ser 00CD FSA	0.45	01/01/19	3,600,000
2,910,000	Triborough Bridge & Tunnel Auth New York Rev Ser 05A	1.00	11/01/35	2,910,000
				82,355,000
	Hospital Revenue—25.6%
10,000,000	California Health Facilities Financing Auth Rev (Insured-Catholic Healthcare) Ser 88C NATL RE	0.50	07/01/20	10,000,000
1,755,000	Charlotte—Mecklenburg Hospital Auth North Carolina Health Care System Rev Ref (Carolina-Remarketed) Ser 07B	2.30	01/15/38	1,755,000
7,925,000	Charlotte—Mecklenburg Hospital Auth North Carolina Health Care System Rev (Carolinas) Ser 07K FSA	2.65	01/15/47	7,925,000
7,000,000	Charlotte—Mecklenburg Hospital Auth North Carolina Health Care System Rev Ref (Carolina-Remarketed) Ser 07L	1.75	01/15/36	7,000,000
6,000,000	Cobb County Georgia Kennestone Hospital Auth (RAC-Remarketed) Ser 05A	2.15	04/01/40	6,000,000
1,300,000	Colorado Health Facilities Auth Rev (Catholic Health Initiatives) Ser 00B	0.27	12/01/20	1,300,000
1,500,000	Colorado Health Facility Auth Rev (Banner Health) Ser 05A NATL RE	0.30	03/01/23	1,500,000
5,785,000	DeKalb Private Hospital Auth Georgia RAC (Egleston Children's Hospital) Ser 94A	1.72	03/01/24	5,785,000
12,720,000	Fairfax County Virginia Industrial Development Auth Rev (Inova Health System Project) Ser 05A-1	0.95	05/15/35	12,720,000
5,000,000	Gwinnett County Georgia Hospital Auth RAC (Gwinnett Hospital System Project) Ser 07D FSA	3.50	07/01/41	5,000,000
15,000,000	Hall County Gainesville Georgia Hospital Auth RAC (Northeast Georgia) Ser 07G AGC	2.00	05/01/36	15,000,000

$12,000,000	Harris County Texas Health Facilities Development Corp. Hospital Rev Ref (Memorial Hermann Healthcare System) Ser 08A FSA	1.05%	06/01/27	$12,000,000
5,800,000	Henrico County Virginia Economic Development Auth Rev (Bon Secours Health System) Ser 08B1 AGC	1.00	11/01/42	5,800,000
15,175,000	Illinois Finance Auth Rev (Elmhurst Memorial Healthcare) Ser 08E	1.72	01/01/48	15,175,000
2,000,000	Indiana Health & Educational Facilities Finance Auth Rev (Parkview Health System, Inc.) Ser 05B AMBAC	6.00	11/01/28	2,000,000
4,090,000	Indiana Health & Educational Facilities Financing Auth Rev (Parkview Health System) Ser 05A AMBAC	6.00	11/01/33	4,090,000
13,000,000	Iowa Finance Auth Health Facilities Rev (Iowa Health System) Ser 08A-2 AGC	1.00	08/15/37	13,000,000
23,000,000	Louisiana Public Facilities Auth Rev (CHRISTUS Health) Ser 07C NATL RE	6.00	07/01/47	23,000,000
5,000,000	Maryland State Health & Higher Educational Facilities Auth Rev (University of Maryland Medical Systems) Ser 07A	0.28	07/01/34	5,000,000
9,050,000	Missouri State Health & Educational Facilities Auth Health Facilities Rev (SSM Health Care) Ser 05C-4 FSA	0.52	06/01/33	9,050,000
15,000,000	New Hampshire Health & Education Facilities Auth Rev (Dartmouth Hitchcock Obligation) Ser 01A FSA	1.25	08/01/31	15,000,000
5,550,000	Orange County Florida Health Facilities Auth Rev (Hospital Orlando Regional) Ser 08F	1.75	10/01/26	5,550,000
7,000,000	Shelby County Tennessee Health Educational & Housing Facility Board Rev (Methodist Le Bonheur) Ser 08B AGC	0.33	06/01/42	7,000,000
9,300,000	Southcentral Pennsylvania General Auth Rev (Wellspan Health Obligated Group) Ser 08D	1.72	06/01/35	9,300,000
5,000,000	St. Joseph County Indiana Hospital Auth Health Systems Rev Ref (Memorial Health) Ser 08A	1.72	08/15/33	5,000,000
6,000,000	St. Joseph County Indiana Hospital Auth Health Systems Rev Ref (Memorial Health) Ser 08B	1.72	08/15/34	6,000,000
1,000,000	University of Wisconsin Hospitals & Clinics Auth Rev Ref Ser 09A	0.38	04/01/32	1,000,000
				211,950,000
	Industrial Revenue—2.4%
20,000,000	Washington County Alabama Industrial Development Auth Rev (Bay Gas Storage Co. Ltd. Project) Ser 07	3.25	08/01/37	20,000,000

	Lease Revenue—5.0%
1,900,000	Broward County Florida School Board COP Ser 04D FSA	0.70	07/01/29	1,900,000
5,000,000	Broward County Florida School Board COP Ser 05 FSA	0.40	07/01/21	5,000,000

$18,875,000	Cleveland-Cuyahoga County Port Auth Rev (Carnegie/96th Research Building Project) Ser 03	2.53%	01/01/33	$18,875,000
3,410,000	San Francisco California City & County Finance Corp. Lease Rev Ref (Moscone Center) Ser 08-1	0.32	04/01/30	3,410,000
12,230,000	University of South Florida Financing Corp. COP (University of South Florida College of Medicine Health Facilities) Ser 07	1.40	07/01/37	12,230,000
				41,415,000
	Local Housing Revenue—1.9%
9,815,000	Maryland State Community Development Administration Department Housing & Community Development (Multifamily) Ser 08E	1.80	03/01/41	9,815,000
3,100,000	Massachusetts State Housing Finance Agency Rev Ser 03F FSA	1.00	12/01/37	3,100,000
2,800,000	New Hampshire State Housing Financing Auth Multifamily Rev (Ref EQR Board Partnership Project) Ser 96	0.40	09/15/26	2,800,000
				15,715,000
	Miscellaneous Revenue—13.0%
500,000	Baltimore Maryland Industrial Development Auth (Baltimore Capital Acquisition) Ser 86	0.48	08/01/16	500,000
6,000,000	California State Sub-Ser 05A-1	0.75	05/01/40	6,000,000
20,000,000	California State Sub-Ser 05B-5	5.00	05/01/40	20,000,000
4,870,000	Clarksville Tennessee Public Building Auth Rev (Pooled Financing Tennessee Municipal Bond Fund) Ser 99	0.40	06/01/29	4,870,000
4,000,000	Connecticut State Special Tax Obligation Rev (Second Lien) Transportation Infrastructure Purposes Ser 90-1 FSA	0.65	12/01/10	4,000,000
10,000,000	Delaware Valley Regional Finance Auth Local Government Rev Ser 85C	1.50	12/01/20	10,000,000
11,500,000	Delaware Valley Regional Finance Auth Local Government Rev Ser 86-1	1.50	08/01/16	11,500,000
10,000,000	Illinois State Ser 03B	3.25	10/01/33	10,000,000
10,000,000	Indianapolis Local Public Improvement Bond Bank Ref Ser 02F-1 NATL RE	3.75	02/01/20	10,000,000
23,500,000	Maryland State Health & Higher Educational Facilities Auth Rev (Carnegie Institution Issue) Ser 02	1.65	10/01/37	23,500,000
5,000,000	Massachusetts State Ref Ser 98A	0.35	09/01/16	5,000,000
1,900,000	Montgomery County Tennessee Public Building Auth Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser 95	0.40	03/01/25	1,900,000
				107,270,000
	Miscellaneous Tax Revenue—3.4%
10,000,000	Massachusetts Bay Transportation Auth (General Transportation System) Ser 00	0.60	03/01/30	10,000,000

$12,000,000	New York State Local Government Assistance Corp. Ref Sub-Lien Ser 03A-4V FSA	0.80%	04/01/22	$12,000,000
6,000,000	Oregon State Department of Transportation Highway User Tax Rev (Sub Lien) Ser 07B-1	0.55	11/15/27	6,000,000
				28,000,000
	Multiple Utility Revenue—1.0%
8,000,000	Colorado Springs Colorado Utilities Rev (Sub-Lien Improvement) Ser 06B	0.90	11/01/36	8,000,000

	Port, Airport & Marina Revenue—2.4%
5,000,000	Atlanta Georgia Airport Rev Ref General Ser 03RF-B-2 NATL RE	4.50	01/01/30	5,000,000
5,000,000	Atlanta Georgia Airport Rev Ref General Ser 03RF-B-3 NATL RE	4.75	01/01/30	5,000,000
5,000,000	Atlanta Georgia Airport Rev Ref General Ser 03RF-C-2 NATL RE	4.00	01/01/30	5,000,000
4,500,000	Metropolitan Washington DC Airport Auth System Sub-Ser 09A-2	2.50	10/01/39	4,500,000
				19,500,000
	Recreational Revenue—1.5%
2,500,000	Appleton Wisconsin Redevelopment Auth Rev (Fox Cities Performing Art Center) Ser 01B	3.25	06/01/36	2,500,000
5,050,000	Fulton County Georgia Development Auth Rev (Robert W. Woodruff Arts Center, Inc. Project) Ser 02	0.40	02/01/32	5,050,000
5,000,000	Illinois Finance Auth Rev (Chicago Symphony Orchestra) Ser 08	1.00	05/01/48	5,000,000
				12,550,000
	Sales Tax Revenue—1.1%
2,100,000	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev Ser 00B	1.00	07/01/25	2,100,000
2,300,000	New York State Local Assistance Corp. Ser 94B	0.40	04/01/23	2,300,000
4,700,000	Santa Clara Valley California Transportation Auth Sales Tax Rev Ser 08B	0.33	04/01/36	4,700,000
				9,100,000
	Transit Revenue—2.0%
500,000	Bi-State Development Agency Missouri-Illinois Metropolitan District Rev (Metrolink Project) Ser 05A	0.30	10/01/35	500,000
1,000,000	California Transit Finance Auth Ser 97 FSA	1.10	10/01/27	1,000,000
15,000,000	Metropolitan Transportation Auth New York Rev Ref Ser 02D-1 FSA	0.90	11/01/29	15,000,000
				16,500,000

	Water Revenue—8.8%
$1,800,000	California State Department of Water Resources Power Supply Rev Sub-Ser 05G-3 FSA	0.60%	05/01/16	$1,800,000
6,070,000	California State Department Water Resource Power Supply Rev Sub-Ser 05G-5 FSA	1.90	05/01/16	6,070,000
4,700,000	Charleston South Carolina Waterworks & Sewer Rev (Capital Improvement) Ser 06B	0.40	01/01/35	4,700,000
15,000,000	Forsyth County Georgia Water & Sewage Auth Rev Ser 05B	1.00	04/01/35	15,000,000
1,100,000	Gwinnett County Water & Sewage Auth Rev Ser 04B	0.37	08/01/25	1,100,000
5,800,000	Houston Texas Utilities System Rev Ref (1st Lien Remarketed) Ser 04B-1	0.40	05/15/34	5,800,000
5,000,000	Massachusetts State Water Resource Auth Ref Sub General Ser 08A	0.52	08/01/37	5,000,000
2,000,000	Metropolitan Water District Southern California Rev Ser 00B-2	0.25	07/01/35	2,000,000
8,000,000	Metropolitan Water District Southern California Waterworks Rev Ref Ser 08A-2	0.80	07/01/37	8,000,000
5,000,000	New York City Municipal Finance Auth Water & Sewer System Rev (2nd General-Fiscal 2008) Ser 07BB-4	0.50	06/15/33	5,000,000
18,300,000	Pittsburgh Pennsylvania Water & Sewer System Auth Rev Ref (First Lien) Ser 07B-1 FSA	0.45	09/01/33	18,300,000
				72,770,000
	Total Investments
	(Cost $822,233,274)(a)—99.5%			822,240,000
	Other assets less liabilities—0.5%			4,119,727

	Net Assets—100.0%			$826,359,727

Auth	-Authority
COP	-Certificates of Participation
RAC	- Revenue Anticipation Certificates
Ref	-Refunding Bonds
Rev	-Revenue
Ser	-Series

Glossary of Terms:
AGC	-Assured Guaranty Corp.
AMBAC	-American Municipal Bond Assurance Corp.
FSA	-Financial Security Assurance, Inc.
NATL RE	-National Public Finance Guarantee Corp.

(#)                       Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.

(!)                          Variable rate coupon. Stated interest rate was in effect at July 31, 2009.

(a)                        At July 31, 2009, the aggregate cost of investments for Federal income tax and financial statements purposes is the same.  The net unrealized appreciation was $6,726, which consisted of aggregate gross unrealized appreciation of $6,726 and aggregate gross unrealized depreciation of $0.

This table, as of July 31, 2009, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio.  In instances where the entity has guarnateed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligation but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Financial Security Assurance, Inc.	23.5%
National Public Finance Guarantee Corp.	7.1
Assured Guaranty Corp.	5.8

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

FAS 157-4 Disclosure

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP establishes a  hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, July 31, 2009.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares DWA Developed Markets Technical Leaders Portfolio
Equity Securities	$21,288,432	$—	$—	$21,288,432

PowerShares DWA Emerging Markets Technical Leaders Portfolio
Equity Securities	23,041,437	109,487	—	23,150,924

PowerShares Dynamic Developed International Opportunities Portfolio
Equity Securities	52,270,210	—	0	52,270,210

PowerShares Emerging Markets Infrastructure Portfolio
Equity Securities	56,295,341	927,414	—	57,222,755

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	29,888,768	394,171	—	30,282,939

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	116,547,723	486,587	0	117,034,310

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	20,398,204	43,186	0	20,441,390

PowerShares FTSE RAFI Emerging Markets Portfolio
Equity Securities	146,760,708	899,542	—	147,660,250

PowerShares FTSE RAFI Europe Portfolio
Equity Securities	6,360,109	16,268	0	6,376,377

PowerShares FTSE RAFI Japan Portfolio
Equity Securities	7,469,465	—	—	7,469,465

PowerShares Global Agriculture Portfolio
Equity Securities	23,094,975	—	—	23,094,975

PowerShares Global Biotech Portfolio
Equity Securities	2,339,667	—	—	2,339,667

PowerShares Global Clean Energy Portfolio
Equity Securities	182,128,056	—	—	182,128,056

PowerShares Global Coal Portfolio
Equity Securities	9,159,345	—	—	9,159,345

PowerShares Global Gold and Precious Metals Portfolio
Equity Securities	20,474,104	—	—	20,474,104

PowerShares Global Nuclear Energy Portfolio
Equity Securities	32,574,676	—	—	32,574,676

PowerShares Global Progressive Transportation Portfolio
Equity Securities	2,235,269	55,828	—	2,291,097

PowerShares Global Steel Portfolio
Equity Securities	2,813,050	—	—	2,813,050

PowerShares Global Water Portfolio
Equity Securities	240,797,865	—	—	240,797,865

PowerShares Global Wind Energy Portfolio
Equity Securities	42,805,895	—	—	42,805,895

PowerShares MENA Frontier Countries Portfolio
Equity Securities	15,742,980	—	—	15,742,980

PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	—	58,979,710	—	58,979,710

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
Equity Securities	9,419,039	—	—	9,419,039

PowerShares Autonomic Balanced NFA Global Asset Portfolio
Equity Securities	10,015,842	—	—	10,015,842

PowerShares Autonomic Growth NFA Global Asset Portfolio
Equity Securities	9,890,695	—	—	9,890,695

PowerShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	—	237,225,401	—	237,225,401

PowerShares High Yield Corporate Bond Portfolio
Corporate Debt Securities	—	129,103,221	—	129,103,221
Equity Securities	2,088,206	—	—	2,088,206
Total Investments	2,088,206	129,103,221	—	131,191,427

PowerShares Insured California Municipal Bond Portfolio
Municipal Obligations	—	25,537,109	—	25,537,109

PowerShares Insured National Municipal Bond Portfolio
Municipal Obligations	—	360,502,294	—	360,502,294

PowerShares Insured New York Municipal Bond Portfolio
Municipal Obligations	—	31,619,310	—	31,619,310

PowerShares Preferred Portfolio
Equity Securities	605,396,336	—	—	605,396,336

PowerShares VRDO Tax-Free Weekly Portfolio
Municipal Obligations	—	822,240,000	—	822,240,000

Item 2.   Controls and Procedures.

(a)          The Registrant’s President and Treasurer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ H. Bruce Bond
H. Bruce Bond
President

Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond
H. Bruce Bond
President

Date:	September 28, 2009

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Treasurer

Date:	September 28, 2009